                        Sanford C. Bernstein Fund, Inc.

               Fixed-Income and International-Equity Investments


                                 ANNUAL REPORT
                              SEPTEMBER 30, 1996


                    [IMAGE OF CLOCK & GLOBE ON BACKGROUND]


"Diversification assures that you'll achieve neither the best nor the worst return in any year, but that over time your portfolio will hold a more favorable balance of risk and reward than any single-asset portfolio."

    This publication must be accompanied or preceded by prospectuses of the Sanford C. Bernstein Fund, Inc., which should be read carefully before investing.

                           TABLE OF CONTENTS

       Portfolio Returns . . . . . . . . . . . . . . . . . . .  2

       To Our Shareholders . . . . . . . . . . . . . . . . . .  3

       Statements of Assets and Liabilities  . . . . . . . . . 12

       Statements of Operations  . . . . . . . . . . . . . . . 14

       Statements of Changes in Net Assets . . . . . . . . . . 17

       Financial Highlights  . . . . . . . . . . . . . . . . . 20

       Notes to Financial Statements . . . . . . . . . . . . . 26

       Directors and Officers . . . . . . . . . inside back cover


                          PORTFOLIO OVERVIEWS

       Foreign Stocks  . . . . . . . . . . . . . . . . . . . .  8

       Taxable Bonds . . . . . . . . . . . . . . . . . . . . .  9

       Municipal Bonds . . . . . . . . . . . . . . . . . . . . 10

                             Portfolio Returns[1]

                        SANFORD C. BERNSTEIN FUND, INC.
                              September 30, 1996

STOCK PORTFOLIOS                 Past Six          Past 12     Past Five Years      Since Inception
                                  Months           Months        (Annualized)         (Annualized)                Inception Date
----------------------------------------------------------------------------------------------------------------------------------
International Value[2]              5.6%           15.8%             --                   11.6%                     June 22, 1992

Emerging Markets Value[2]                                                                                       December 15, 1995

Before deduction of purchase and
redemption fees described below    (3.6)            --               --                    9.1[3]

After deduction of 2% purchase
and 2% redemption fees--both
paid into the portfolio, not
to Bernstein                       (7.4)            --               --                    4.8[3]

TAXABLE-BOND PORTFOLIOS
----------------------------------------------------------------------------------------------------------------------------------
Intermediate Duration             2.6%            5.1%               7.6%                  8.8%                  January 17, 1989

Short Duration Plus               2.8             5.5                5.8                   7.1                  December 12, 1988

Government Short Duration         2.2             4.8                5.3                   6.7                    January 3, 1989

MUNICIPAL-BOND PORTFOLIOS
----------------------------------------------------------------------------------------------------------------------------------
Diversified Municipal             2.0%            4.4%               6.0%                  6.6%                   January 9, 1989

California Municipal              2.2             4.6                5.9                   6.5                     August 6, 1990

New York Municipal                2.1             4.3                6.0                   6.7                    January 9, 1989

Short Duration
Diversified Municipal             1.7             3.7                 --                   4.6                    October 3, 1994

Short Duration
California Municipal              1.7             3.5                 --                   4.5                    October 3, 1994

Short Duration
New York Municipal                1.6             3.5                 --                   4.4                    October 3, 1994
----------------------------------------------------------------------------------------------------------------------------------


[1] Except where noted for Emerging Markets Value, results are after all fees and expenses. Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

[2] International Value and Emerging Markets Value returns throughout this report include dividends net of withholding taxes.

[3] Cumulative, non-annualized return.
-------------------------------------------------------------------------------
2  Sanford C. Bernstein Fund, Inc.

To Our Shareholders:

Bernstein Fund portfolios posted moderate to strong gains for the year ending September 30. The highest returns were in International Value, which was up 15.8% for the year--well above the typical one-year return on stocks. Emerging Markets Value gained 9.1%* in its nine and a half months of operation during the period, although the final six months were disappointing. On the fixed-income side, rising interest rates hurt bond prices and cut into returns, but because of our short-term and intermediate durations, our bond portfolios also made money.

These results may seem to count for less in a year when the U.S. stock market chalked up an extraordinary 20.3% gain--and this off a starting point that was already elevated. To put things in perspective, keep in mind that we at Bernstein established the Fund to facilitate your diversification into markets other than U.S. stocks. The reason was to mitigate the long-term risk of having too many eggs in one basket. Also keep in mind that diversification works both ways: It assures that you'll achieve neither the best nor the worst return in any year. But the real advantage is that a well-diversified portfolio holds a more favorable balance of risk and reward than any single-asset portfolio.

Will U.S. stocks continue to boom? We don't count on it. The bond and foreign-equity investments made easily available through the Bernstein Fund should prove a stabilizing influence on your overall portfolio.

--------------------------------------------------------------------------------
"Will U.S. stocks continue to boom? We don't count on it, but the bond and foreign-equity investments available through the Fund should prove a stabilizing influence"
--------------------------------------------------------------------------------

Many Decisions at Work

In foreign stocks, returns are the result of three phenomena, all of which were positive during the reporting period. The most important factor is how the markets themselves perform, and here results were generally strong. New hopes

--------------------------------------------------------------------------------
* This excludes the 2% purchase fee that new shareholders pay into the Fund to cover the trading costs incurred in investing new money into emerging markets. A 2% fee is also levied on withdrawals from the portfolio to cover the trading costs incurred in liquidating investments. These fees ensure that shareholders pay their own transaction costs when entering and exiting the Fund, and that long-term shareholders are not affected by these trades.
--------------------------------------------------------------------------------
                                                          1996 Annual Report  3
of economic recovery propelled European markets higher, with especially large gains in Germany and France. Japanese stocks also did well, as the home economy finally seemed to come unstalled. Results in the emerging markets were widely dispersed, as usual: From January through September 1996--roughly from our portfolio's inception through the end of the reporting period--returns ranged from a 23% loss in Korea, the result of slowing economic growth, to a 35% gain in Taiwan, thanks to lower interest rates and reduced tension with China. Also typically, results for the emerging-markets group varied considerably from month to month, in this case starting off extremely strong and then faltering.

--------------------------------------------------------------------------------
"Market performance is just the foundation of what we earn abroad. Also critical is how our particular security selections perform, and on this score our results during the recent period were successful"
--------------------------------------------------------------------------------
Stock Selection Successful

But market performance is just the foundation of what we earn abroad. Also critical is how our particular security selections perform in relation to their markets, and on this score our results during the recent period were also successful. As you know, we focus on stocks priced unrealistically low--companies facing difficulties that our research indicates will prove temporary, so that the stocks' prices will rise more in recovery than the markets. This did occur in most of International Value's pool of markets during the past fiscal year and in a number of the emerging markets as well.
--------------------------------------------------------------------------------
Note: Emerging markets represent a high-risk investment, exposed not only to wide fluctuations, but also to other risks including political changes that could affect stock-market performance or disrupt the ability to liquidate shares in one or more of these markets, as well as to the risk of currency movements versus the dollar--which are difficult or impossible to hedge in many emerging markets. We recommend that only a small part of one's overall stock portfolio be placed in these markets.
--------------------------------------------------------------------------------

4  Sanford C. Bernstein Fund, Inc.

Protection Against the Rising Dollar

Finally, foreign investments are influenced by currency movements. When a foreign stock's home currency declines versus the dollar, that stock loses value in dollar terms. Thus, when the dollar is expected to strengthen, as it did during the past year, it's critical to lock in the dollar value of foreign investments through currency hedging. For example, roughly 30% of International Value was invested in Japan during the past year, reflecting the size of the Japanese economy relative to other major foreign markets. As dollar-based investors, we'd have relinquished almost all of this past year's gains in Japan had our exposure to the declining yen not been hedged. Similarly, we retained our gains in Germany because our exposure to the falling deutschemark was also hedged (display below).

The three influences on foreign-stock returns--an example from the 12 months ending September 30, 1996:

                                 [BAR CHARTS]


[1.] The Market:   [2.] Stock Selection:   [3.]       Currency Movements:

German Stocks      ...and Berntsein's      ...but the          ...except that
recorded strong    value-oriented          deutschemark        we had hedged
gains...           stocks earned           declined versus     most of our
                   somewhat more...        the dollar,         deutschemark
                                           reducing the gain   exposure, and
                                           in dollar terms...  so we retained
                                                               our full gain
                                                               and a bit more**

    18.0%              18.7%(e)                10.8%               18.8%
    -----              --------                -----               -----

Return on German   Return on               $ Return on         $ Return
Stocks for Local   Bernstein's             Bernstein's German  on Bernstein's
Investors*         German Stocks           Stocks Had the      German Stocks
                                           Deutschemark Not
                                           Been Hedged

 *Morgan Stanley Capital International (MSCI) Germany index (in local currency). **Over the past year, there's been a modest gain in hedging the deutschemark;
  short-term interest rates are higher in the U.S. than they are in Germany, making it more profitable to hold dollars than deutschemarks.
  (e) Estimate
  Source: MSCI and Bernstein estimates
--------------------------------------------------------------------------------
                                                        1996 Annual Report  5

There's one stock portfolio in which we generally don't practice currency hedging, and that's Emerging Markets Value. Currency hedging is more expensive and difficult in emerging parts of the world; indeed, sometimes it's impossible. As a result, Emerging Markets Value is generally unhedged and thus subject to currency fluctuations.

--------------------------------------------------------------------------------
"As in stocks, specific security selection is an important determinant of a bond portfolio's performance. This past year, Intermediate Duration and Short Duration Plus benefited from their positions overseas"
--------------------------------------------------------------------------------

Protective Duration Strategy

As in our stock portfolios, our bond portfolios' performance depends first and foremost on how the overall markets perform, and this is largely dependent on whether interest rates rise or fall. During most of the reporting period, interest rates rose, depressing bond prices and cutting into returns. Thanks to our short-term and intermediate durations, our portfolios' price declines were relatively modest--more than offset by interest income so that return remained positive. In most cases, our portfolios matched or exceeded market returns. In general, our portfolios have held up fairly well in bond-market downturns--a trend we expect to continue. How much a bond suffers in a correction depends largely on its duration, which is similar to maturity. Bonds with short and intermediate durations seldom fall in price enough to offset all the interest they earn over the course of a year. The same can't be said for longer-term bonds: Their greater price fluctuations can more easily overwhelm their interest payments, even though those payments are usually slightly higher than those of intermediate bonds.

                       Currency-hedged German bonds were
                   yielding significantly more than we could
                  earn on equivalent-maturity U.S. investments

                      Bond Yields at Different Maturities
                             (September 30, 1996)

                                    [GRAPH]

                Years to                    German Bonds
                Maturity     U.S. Bonds     (with currency hedged)
                --------     ----------     ----------------------
                    1           5.99%               5.99%
                    2           6.28                6.56
                    3           6.48                7.14
                    4           6.62                7.64
                    5           6.72                8.05

                Diff. = 1.3 pct. pts.

                Source: Bloomberg L.P. and Bernstein estimates


The Importance of Bond Selection

Again as in stocks, specific security selection is an important determinant of a bond portfolio's performance. This past year, Intermediate Duration and Short Duration Plus benefited from their positions overseas. Our German holdings appreciated as interest rates fell in that country. In addition, by hedging the deutschemark we earned a higher yield than we could have earned on equivalent-maturity U.S. investments (display to left), and our hedge also permitted us to retain virtually all our gains in Germany despite declines in the deutschemark. Our other foreign holding--short-term lira-denominated bonds--

--------------------------------------------------------------------------------
6  Sanford C. Bernstein Fund, Inc.

also enhanced performance when the lira appreciated relative to the dollar, as we anticipated.

Municipal Bonds Reverse Course

In municipal bonds, returns were dampened early in the fiscal year by concerns that tax reform would eliminate the advantage of tax-exempt bonds. The situation reversed shortly thereafter as talk of tax reform dissipated, and demand for municipal bonds grew more rapidly than even increased issuance could satisfy. The result was that municipals held their prices better than taxable bonds in the rising-interest-rate environment.

As for municipal security selection, the dominant theme has remained high quality. Except for certain bonds rated BBB--an emphasis in our Diversified and New York portfolios--there's been little reward for assuming extra credit risk. The supply of lower-quality municipal bonds has been limited and demand strong, driving up the prices of lower-quality municipals and thereby pushing their yields historically low in relation to AAA bonds. As a result, we've continued to emphasize bonds with built-in credit protection such as insurance or Treasury bonds in escrow. All our portfolios carry average credit ratings of AA+ or higher.

As always, if you have questions or comments, I'd be happy to hear from you.

-------------------------------------------------------------------------------
"The dominant theme in our municipal portfolios remains high quality. With few exceptions, there's been little reward for assuming extra credit risk"
--------------------------------------------------------------------------------

[PHOTOGRAPH OF                                              /s/ Roger Hertog
ROGER HERTOG]                                            Roger Hertog, President
                                                              September 30, 1996

                                                           1996 Annual Report  7

Foreign-Stock Portfolios

--------------------------------------------------------------------------------
                              Country Weightings*
                             (September 30, 1996)

                                [MAP OF WORLD]

               International Value        Emerging Markets Value
               -------------------        ----------------------
               Japan           30%        South Africa       11%
               Germany         18         Malaysia           10
               France          13         Thailand            9
               Italy            9         Indonesia           9
               Britain          7         Mexico              8
               Spain            5         Philippines         8
               Canada           4         South Korea         7
               Netherlands      3%        Argentina           7
               Switzerland      3         Chile               5%
               Austria          3         Brazil              5
               Finland          2         Israel              5
               Australia        1         China               5
               Hong Kong        1         India               4
               Sweden           1         Turkey              4
                                          Taiwan              3

               *Excluding cash
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                  Key Currency Hedges for International Value
                             (September 30, 1996)

          0% Hedged:          50% Hedged:               100% Hedged:
          Full Exposure       Our Neutral Position      No Exposure

                                    [GRAPH]

                        Japanese Yen              80% Hedged
                        German Mark               51
                        French Franc              51
                        British Pound             12
                        Italian Lira               0
                        Overall Currency Hedge    46
--------------------------------------------------------------------------------

International Value

                              [PERFORMANCE GRAPH]

                             Growth of $25,000[1]

                           EAFE
               Inter-      Foreign
               national    Stock
               Value       Index
               (after      (before
               all costs)  all costs)
               ----------  ----------
7/1/92           25000       25000
                 24179       23874
                 25280       24569
                 23979       23844
                 23419       23575
                 23499       24015
1/1/93           23754       24102
                 24184       24357
                 25128       25178
                 27419       26568
                 29208       28548
                 29854       28798
                 29128       28578
                 30537       29727
                 32261       31644
                 31280       30796
                 31986       31943
                 29954       29609
1/1/94           31953       31821
                 34245       34058
                 33820       33475
                 33942       32679
                 35041       34146
                 34733       33453
                 34142       32855
                 34883       33706
                 35351       34225
                 33957       32753
                 34140       33379
                 33059       32424
1/1/95           33177       32660
                 32358       31654
                 31758       31388
                 31758       31740
                 32769       33108
                 32746       32962
                 32488       32483
                 34252       34704
                 34360       34427
                 34575       34652
                 34315       33819

                 34423       34733
1/1/96           35854       36241
                 37333       37318
                 37267       37178
                 37928       37822
                 39453       39201
                 39518       38798
                 39960       39187
                 38436       37642
                 38591       37771
9/30/96          40048       39249

                      Portfolio Value Characteristics(2)
                             (September 30, 1996)

                                            EAFE
                       International    Foreign Stock-
                           Value         Market Index

Price/Book Value            1.4x             2.1x
Price/Earnings             20.7x            26.5x
Dividend Yield              3.1x             2.2%


Emerging Markets Value

     Growth of $25,000[1]

              EMERGING MARKETS VALUE
              after deduction of 2%
              purchase and 2% redemption
              charges--both paid into         MSCI Emerging
              the portfolio, not to           Markets Free
              Bernstein. See footnote 3       Index (before
              below.                          all costs.)
              --------------------------      -------------
1/1/96                  25000                     25000
                        26784                     26778
                        26760                     26352
                        27071                     26557
                        28422                     27619
                        28266                     27495
                        27932                     27667
                        26186                     25776
                        26174                     26436
9/30/96                 25568                     26665


                      Portfolio Value Characteristics[2]
                             (September 30, 1996)


                        Emerging          MSCI Emerging
                        Markets           Markets Free
                         Value                Index
                       ---------          -------------
Price/Book Value         1.0x                 1.5x
Price/Earnings          13.2x                16.3x
Dividend Yield           3.1%                 2.0%


1 Past performance is not predictive of future results. For International Value, the index is the Morgan Stanley Capital International (MSCI) EAFE index of major stock markets in Europe, Australia and the Far East, with countries weighted according to gross domestic product and currency positions half-hedged. For Emerging Markets Value, the index is the MSCI Emerging Markets Free index. Both indexes are theoretical measures of stock performance rather than actual available investments, which would reflect such expenses as management fees, transaction and security-custody costs and, in the case of a mutual fund, the costs of transfer agents and shareholder servicing.

2 Price/book, price/earnings and dividend yield are valuation measures: The lower a portfolio's average price/earnings and price/book ratios and the higher its dividend yield relative to an index, the cheaper its average stock. The indexes in these tables are the same as those described in the note above.

3 Reflects the growth of $25,000 in the portfolio after deduction of the 2% purchase fee each investor must pay to the Fund upon making an investment in the portfolio (reinvested dividends and capital gains are excluded) and the 2% redemption fee payable on closing out an investment in the portfolio. Excluding these fees, an investment of $25,000 in this portfolio would have grown to $26,623.

-------------------------------------------------------------------------------
8  Sanford C. Bernstein Fund, Inc.

Taxable-Bond Portfolios

Intermediate Duration

                              [PERFORMANCE GRAPH]

                             Growth of $25,000[1]

               Lehman
               Brothers    Inter-
               Aggregate   mediate
               Bond Index  Duration
               (before     (after
               all costs)  all costs)
               ----------  ----------
2/1/89           25000       25000
                 24820       24865
                 24927       25000
                 25448       25432
                 26117       25948
                 26911       26694
                 27484       27103
                 27077       26868
                 27215       27003
                 27885       27602
                 28150       27776
1/1/90           28226       27846
                 27890       27522
                 27979       27602
                 27999       27649
                 27741       27427
                 28562       28083
                 29022       28447
                 29424       28769
                 29030       28480
                 29272       28597
                 29645       28879
                 30283       29443
1/1/91           30757       29892
                 31138       30044
                 31403       30478
                 31620       30782
                 31961       31132
                 32146       31361
                 32130       31371
                 32577       31798
                 33281       32494
                 33956       33042
                 34333       33469
                 34649       33818
1/1/92           35678       35005
                 35193       34509

                 35422       34754
                 35222       34594
                 35476       34848
                 36146       35499
                 36644       35991
                 37391       36844
                 37770       37051
                 38218       37443
                 37711       36919
                 37719       37071
1/1/93           38319       37692
                 39054       38306
                 39738       38962
                 39904       39109
                 40182       39343
                 40234       39503
                 40962       40374
                 41195       40778
                 41917       41611
                 42030       41673
                 42187       41895
                 41828       41396
1/1/94           42055       41589
                 42622       42150
                 41881       41399
                 40846       40633
                 40520       40296
                 40516       40251
                 40426       40172
                 41231       40833
                 41280       40805
                 40674       40199
                 40637       40152
                 40548       40034
1/1/95           40828       40276
                 41636       41077
                 42626       41895
                 42888       42115
                 43487       42631
                 45170       44120
                 45501       44477
                 45399       44303
                 45947       44811
                 46394       45353
                 46998       46074
                 47702       46722
1/1/96           48371       47458
                 48692       47630
                 47846       46700
                 47513       46435
                 47246       46241
                 47150       46218
                 47783       46715
                 47914       46889
                 47834       46899
9/30/96          48668       47645


                             Portfolio Profile[2]
                             (September 30, 1996)

                                  [PIE CHART]

                        Treasury Securities      48%
                        Mortgages                33%
                        Foreign                  14%
                        Corporates                4%
                        Asset-Backed Securities   1%


                        Average Credit Quality:  AAA
                        Average Duration:        4.6 yrs.


Short Duration Plus

                        [PERFORMANCE GRAPH]
                        Growth of $25,000[1]

              Merrill
              Lynch
              1-3 Year
              Treasury
              Index             Short
              (before all       Duration Plus
              costs)            (after all costs)
              -----------       ------------------
1/1/89         25000             25000
               25198             25200
               25198             25247
               25313             25372
               25701             25674
               26086             25969
               26574             26366
               26967             26663
               26800             26653
               26958             26826
               27365             27153
               27610             27348
1/1/90         27720             27453
               27743             27517
               27873             27637
               27967             27770
               28022             27812
               28450             28152
               28750             28399
               29109             28676
               29196             28799
               29436             28939
               29760             29153
               30051             29391
1/1/91         30416             29723
               30694             29845
               30877             30225
               31085             30514
               31379             30847
               31569             31109
               31698             31246
               31974             31533
               32413             31918
               32763             32198
               33114             32575
               33458             32930
1/1/92         33967             33404
               33915             33364
               34033             33526
               34020             33521
               34333             33881

               34645             34236
               34998             34608
               35390             34968
               35702             35102
               36041             35287
               35825             35147
               35766             35255
1/1/93         36106             35509
               36482             35792
               36794             36056
               36904             36189
               37133             36321
               37029             36434
               37302             36773
               37388             36946
               37714             37200
               37837             37225
               37911             37368
               37920             37275
1/1/94         38060             37435
               38305             37690
               38060             37522
               37870             37320
               37736             37293
               37790             37333
               37902             37408
               38228             37682
               38362             37755
               38275             37650
               38361             37740
               38190             37547
1/1/95         38277             37640
               38809             38104
               39343             38581
               39562             38736
               39915             39076
               40612             39615
               40830             39835
               41000             39970
               41243             40202
               41444             40422
               41794             40784
               42163             41076
1/1/96         42487             41441
               42848             41668
               42667             41521
               42629             41508
               42665             41593
               42752             41676
               43059             41913
               43229             42113
               43377             42298
9/30/96        43770             42660


                    Portfolio Profile[2]
                     (September 30, 1996)

                         [PIE CHART]

                    Treasury Securities 73%
                    Mortgages           16%
                    Foreign              8%
                    Corporates           2%
                    Asset-Backed
                      Securities         1%


                  Average Credit Quality: AAA
                  Average Duration:  1.7 yrs.


Government Short Duration

              [PERFORMANCE GRAPH]

              Growth of $25,000[1]

            Merrill Lynch
            1-3 year        Government
            Treasury        Short
            Index           Duration
            (before         (after
            all costs)      all costs)
            -------------   -----------
2/1/89          $25000       $25000
                 25000        25037
                 25115        25129
                 25499        25460
                 25882        25740
                 26366        26140
                 26756        26441
                 26590        26361
                 26747        26520
                 27151        26880
                 27394        27044
1/1/90           27503        27176
                 27525        27196
                 27654        27327
                 27748        27434
                 27802        27496
                 28227        27854
                 28524        28097
                 28880        28393
                 28967        28515
                 29205        28718
                 29526        28997
                 29816        29267
1/1/91           30177        29615
                 30454        29844
                 30635        30055
                 30841        30219
                 31133        30472
                 31321        30636
                 31450        30723
                 31724        30984
                 32159        31393
                 32506        31724
                 32854        32079
                 33196        32424
1/1/92           33700        32938
                 33649        32804
                 33767        32839
                 33753        32737
                 34064        33115
                 34374        33472

                 34724        33845
                 35113        34198
                 35422        34285
                 35759        34441
                 35544        34362
                 35486        34439
1/1/93           35823        34707
                 36196        34953
                 36505        35181
                 36615        35253
                 36842        35350
                 36739        35422
                 37009        35715
                 37095        35869
                 37419        36165
                 37540        36200
                 37614        36319
                 37623        36212
1/1/94           37762        36304
                 38005        36510
                 37762        36334
                 37574        36234
                 37441        36125
                 37494        36150
                 37605        36234
                 37928        36530
                 38062        36624
                 37975        36508
                 38061        36590
                 37891        36428
1/1/95           37977        36456
                 38505        36932
                 39034        37399
                 39252        37583
                 39602        37914
                 40294        38495
                 40510        38766
                 40678        38855
                 40920        39066
                 41119        39262
                 41466        39568
                 41833        39866
1/1/96           42154        40142
                 42512        40350
                 42332        40231
                 42295        40246
                 42330        40224
                 42417        40271
                 42722        40527
                 42890        40681
                 43037        40820
9/30/96          43427        41133




                  Portfolio Profile[2]
                  (September 30, 1996)

                     [PIE CHART]

                   Treasury Securities    100%

                   Average Credit Quality: AAA
                   Average Duration:   1.6 yrs

1 Past performance is not predictive of future results. The indexes are the Lehman Brothers Aggregate Bond index, which comprises Treasury, agency, corporate, mortgage-backed and asset-backed securities of diverse maturities, and the Merrill Lynch 1-3 Year Treasury index, which comprises short-term Treasury bonds. The indexes are theoretical measures of bond-market performance rather than actual available investments, which would reflect such expenses as management fees, transaction and security costs and, in the case of a mutual fund, the costs of transfer agents and shareholder servicing.

2 Portfolio allocations represent the exposure of the portfolios to various sectors and include the effective market value of futures contracts and forward commitments. To the extent that cash equivalents and short-term Treasuries are held against these commitments, the weightings in cash equivalents and Treasuries have been reduced.

                                                           1996 Annual Report  9

Municipal-Bond Portfolios (Intermediate)

Diversified Municipal

                        [PERFORMANCE GRAPH]
                        GROWTH OF $25,000[1]

         Diversified  Lehman Brothers
         Municipal    Laddered G/O Index
         (after       (before
         all costs)   all costs)
         -----------  ------------------
2/1/89      25000          25000
            24863          24768
            24736          24631
            25164          25035
            25550          25458
            25878          25759
            26189          26112
            26027          26020
            25973          26028
            26266          26260
            26602          26583
1/1/90      26769          26798
            26669          26814
            26843          26996
            26823          26937
            26741          26864
            27152          27321
            27351          27534
            27637          27842
            27510          27742
            27622          27806
            28022          28195
            28403          28604
1/1/91      28590          28713
            28933          29126
            29187          29386
            29102          29347
            29448          29691
            29565          29842
            29545          29836
            29774          30114
            30144          30469
            30443          30822
            30652          31051
            30818          31172
1/1/92      31500          31820
            31450          31906
            31425          31922
            31229          31836
            31393          32100

            31803          32389
            32239          32829
            33167          33666
            32915          33407
            33154          33648
            32796          33530
            33281          33926
1/1/93      33560          34163
            33893          34515
            34711          35371
            34381          35031
            34587          35259
            34642          35382
            35137          35811
            35040          35836
            35639          36316
            36007          36574
            36062          36632
            35883          36530
1/1/94      36391          37034
            36706          37386
            36065          36716
            35366          35942
            35368          36283
            35587          36483
            35483          36406
            35871          36799
            36012          36965
            35719          36714
            35420          36504
            35020          36252
1/1/95      35475          36553
            36132          36977
            36876          37528
            37259          38057
            37321          38155
            38266          38985
            38107          38998
            38458          39515
            38841          39922
            38993          40064
            39376          40280
            39818          40637
1/1/96      40075          40841
            40373          41274
            40264          41179
            39891          40950
            39808          40904
            39813          40854
            40080          41147
            40366          41433
            40331          41500
9/30/96     40701          41815

                     Portfolio Profile
                    (September 30, 1996)

                        [PIE CHART]

    AAA                     61%
    AA                      19%
    A                        9%
    BBB                      9%
    Not Rated                2%

    Average Credit Quality:  AA+
    Average Duration:        5.1 yrs


California Municipal

                              [PERFORMANCE GRAPH]

                               Growth of $25,000[1]

             Lehman
             Brothers
             Laddered
             G/O           California
             Index         Municipal
             (before       (after
             all costs)    all costs)
             ----------    ---------

               $25000       $25000
                25058        25155
                25408        25459
                25777        25844
1/1/91          25875        26072
                26247        26340
                26481        26649
                26446        26566
                26756        26814
                26892        26937
                26887        26889
                27137        27112
                27457        27378
                27776        27686
                27981        27891
                28090        27989
1/1/92          28675        28558
                28752        28610
                28766        28600
                28689        28370
                28927        28578
                29187        28916
                29584        29279
                30339        30091
                30105        29901
                30322        30111
                30216        29803
                30572        30239
1/1/93          30786        30500
                31103        30820
                31875        31647
                31569        31314
                31774        31469
                31885        31577
                32271        31950
                32293        31855
                32726        32374
                32959        32702
                33011        32727

                32919        32544
1/1/94          33373        33015
                33690        33326
                33087        32694
                32389        32066
                32697        32043
                32876        32213
                32807        32168
                33162        32562
                33311        32664
                33084        32381
                32896        32096
                32669        31737
1/1/95          32940        31975
                33322        32592
                33819        33414
                34296        33727
                34383        33804
                35132        34674
                35143        34446
                35609        34807
                35976        35120
                36104        35330
                36299        35701
                36620        36150
1/1/96          36804        36362
                37194        36708
                37109        36580
                36902        36160
                36861        36109
                36816        36084
                37080        36350
                37338        36603
                37398        36626
9/30/96         37682        36954


                 Portfolio Profile
                (September 30,1996)

                    [PIE CHART]

               AAA             66%
               AA              20%
               A               12%
               BBB              2%

            Average Credit Quality: AAA-
            Average Duration:     4.9 yrs.


New York Municipal

                          [PERFORMANCE GRAPH]

                          Growth of $25,000[1]

                     Lehman
                     Brothers         New
                     Laddered         York
                     G/O Index        Municipal
                     (before all      (after all
                     costs)           costs)
                     ------------     ------------

2/1/89               25000            25000
                     24768            24881
                     24631            24809
                     25035            25201
                     25458            25589
                     25759            26022
                     26112            26313
                     26020            26154
                     26028            26119
                     26260            26415
                     26583            26731
1/1/90               26798            26872
                     26814            26733
                     26996            26912
                     26937            26920
                     26864            26800
                     27321            27193
                     27534            27412
                     27842            27703
                     27742            27579
                     27806            27718
                     28195            28096
                     28604            28494
1/1/91               28713            28658
                     29126            28979
                     29386            29257
                     29347            29267
                     29691            29548
                     29842            29712
                     29836            29717
                     30114            29973
                     30469            30301
                     30822            30585
                     31051            30796
                     31172            30916
1/1/92               31820            31642
                     31906            31552
                     31922            31632
                     31836            31492
                     32100            31761

                     32389            32079
                     32829            32544
                     33666            33479
                     33407            33211
                     33648            33432
                     33530            33106
                     33926            33551
1/1/93               34163            33820
                     34515            34138
                     35371            35046
                     35031            34698
                     35259            34941
                     35382            35058
                     35811            35516
                     35836            35424
                     36316            35981
                     36574            36334
                     36632            36393
                     36530            36170
1/1/94               37034            36714
                     37386            37013
                     36716            36374
                     35942            35650
                     36283            35660
                     36483            35938
                     36406            35864
                     36799            36314
                     36965            36384
                     36714            36038
                     36504            35665
                     36252            35237
1/1/95               36553            35779
                     36977            36416
                     37528            37197
                     38057            37522
                     38155            37644
                     38985            38626
                     38998            38465
                     39515            38791
                     39922            39206
                     40064            39330
                     40280            39721
                     40637            40171
1/1/96               40841            40419
                     41274            40725
                     41179            40529
                     40950            40181
                     40904            40131
                     40854            40108
                     41147            40379
                     41433            40673
                     41500            40646
9/30/96              41815            41026


                            Portfolio Profile
                           (September 30, 1996)

                              [PIE CHART]

                            AAA            62%
                            AA             11%
                            A              10%
                            BBB            17%

                     Average Credit Quality:  AA+
                     Average Duration:        5.0 yrs.


1 Past performance is not predictive of future results. The index is the Lehman Brothers 3-5-7 Year Laddered G/O index, which comprises general-obligation municipal bonds laddered at three-, five- and seven-year maturities. The index is a theoretical measure of bond-market performance rather than an actual available investment, which would reflect such expenses as management fees, transaction and security-custody costs and, in the case of a mutual fund, the costs of transfer agents and shareholder servicing.


--------------------------------------------------------------------------------
10  Sanford C. Bernstein Fund, Inc.

Municipal-Bond Portfolios (Short-Term)

Short Duration Diversified Municipal

                          [PERFORMANCE GRAPH]

                         Growth of $25,000[1]


                     Short                      Lehman Brothers
                     Duration                   One-Year
                     Diversified                Municipal
                     Municipal                  Index
                     (after                     (before
                     all costs)                 all costs)
                     -----------                ---------------
11/1/94               $25000                        $25000
                       25015                         25038
1/1/95                 25112                         25102
                       25255                         25231
                       25462                         25402
                       25617                         25570
                       25684                         25663
                       25959                         25904
                       26072                         25992
                       26204                         26182
                       26314                         26321
                       26366                         26394
                       26479                         26502
                       26616                         26628
1/1/96                 26709                         26728
                       26844                         26881
                       26878                         26946
                       26869                         26964
                       26901                         27028
                       26968                         27096
                       27053                         27228
                       27168                         27343
                       27206                         27396
9/30/96                27336                         27520


                           Portfolio Profile
                         (September 30, 1996)

                              [PIE CHART]

              AAA                                    55%
              AA                                     34%
              A                                       6%
              BBB                                     5%

              Average Credit Quality:                AA+
              Average Duration:                 1.5 yrs.

Short Duration California Municipal

                          [PERFORMANCE CHART]

                         Growth of $25,000[1]


                     Short                      Lehman Brothers
                     Duration                   One-Year
                     California                 Municipal
                     Municipal                  Index
                     (after                     (before
                     all costs)                 all costs)
                     ----------                 ---------------

11/1/94               $25000                       $25000
                       24978                        25038
1/1/95                 25055                        25102
                       25202                        25231
                       25451                        25402
                       25566                        25570
                       25668                        25663
                       25915                        25904
                       26000                        25992
                       26185                        26182
                       26267                        26321
                       26332                        26394
                       26442                        26502
                       26554                        26628
1/1/96                 26631                        26728
                       26786                        26881
                       26813                        26946
                       26793                        26964
                       26841                        27028
                       26885                        27096
                       26990                        27228
                       27105                        27343
                       27145                        27396
9/30/96                27255                        27520



                           Portfolio Profile
                         (September 30, 1996)

                              [PIE CHART]

              AAA                                    71%
              AA                                     20%
              A                                       8%
              BBB                                     1%

              Average Credit Quality:               AAA-
              Average Duration:                 1.4 yrs.



Short Duration New York Municipal

                          [PERFORMANCE CHART]

                         Growth of $25,000[1]


                     Short                      Lehman Brothers
                     Duration                   One-Year
                     New York                   Municipal
                     Municipal                  Index
                     (after                     (before
                     all costs)                 all costs)
                     ----------                 ---------------
11/1/94                25000                        25000
                       24970                        25038
1/1/95                 25062                        25102
                       25212                        25231
                       25450                        25402
                       25582                        25570
                       25659                        25663
                       25882                        25904
                       25984                        25992
                       26124                        26182
                       26221                        26321
                       26284                        26394
                       26374                        26502
                       26496                        26628
1/1/96                 26583                        26728
                       26736                        26881
                       26803                        26946
                       26783                        26964
                       26806                        27028
                       26871                        27096
                       26956                        27228
                       27075                        27343
                       27073                        27396
9/30/96                27213                        27520


                           Portfolio Profile
                         (September 30, 1996)

                              [PIE CHART]

              AAA                                    72%
              AA                                     10%
              A                                      10%
              BBB                                     8%

              Average Credit Quality:               AAA-
              Average Duration:                 1.3 yrs.


1 Past performance is not predictive of future results. The index is the Lehman Brothers One-Year Municipal index, which comprises municipal bonds with maturities of up to 1.99 years. The index is a theoretical measure of bond-market performance rather than an actual available investment, which would reflect such expenses as management fees, transaction and security-custody costs and, in the case of a mutual fund, the costs of transfer agents and shareholder servicing.

                                                         1996 Annual Report  11

Sanford C. Bernstein Fund, Inc.
Statements of Assets and Liabilities--September 30, 1996


                                           Bernstein          Bernstein          Bernstein         Bernstein
                                          International       Emerging          Intermediate         Short
                                              Value         Markets Value         Duration        Duration Plus
                                            Portfolio         Portfolio           Portfolio         Portfolio
-----------------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities at
  value (a)                              $ 3,066,867,859   $   269,170,690    $ 1,587,584,276    $   558,855,592
Foreign currency at value (b)                 44,018,066         3,194,614          4,788,499          1,132,048
Cash in bank                                         339               239                 37                 85
Receivables:
  Interest                                         1,782               574         24,938,970          8,758,855
  Dividends                                    7,565,858         1,022,567                  0                  0
  Investment securities sold                     342,305           317,543        113,648,422         18,415,719
  Capital shares sold                         14,295,810         2,318,118          5,015,635          1,548,750
  Foreign withholding tax reclaims             6,525,289                 0                  0                  0
Unamortized organization expenses
 (Note 1)                                         17,991            40,508                  0                  0
Collateral held for securities
  loaned, at value (Note 1)                  629,510,423                 0                  0                  0
Other assets                                      47,452            39,617             22,967              8,570
Appreciation on foreign currency
  contracts (Note 3c)                         18,614,328                 0            392,992             93,441
                                         ---------------   ---------------    ---------------    ---------------
Total assets                               3,787,807,502       276,104,470      1,736,391,798        588,813,060
                                         ===============   ===============    ===============    ===============

LIABILITIES

Payables:
  Dividends to shareholders                            0                 0          2,294,638            788,055
  Investment securities purchased             19,499,844         1,173,058        280,711,752         48,440,601
  Capital shares redeemed                      2,193,897            43,585            661,803          1,003,542
  Management fees (Note 2)                     2,391,923           272,560            570,402            219,570
  Shareholder servicing and
    administration fees (Note 2)                 618,886            54,512            117,649             43,914
  Accrued expenses                               955,521           472,259            244,224             66,396
  Organization costs payable to
    the manager                                   19,101            22,381                  0                  0
  Foreign withholding taxes                    1,107,850           141,983                  0                  0
  Margin owed to broker on futures
    contracts                                          0                 0             15,194              3,242
Depreciation on foreign currency
  contracts (Note 3c)                            251,796                 0                  0                  0
Securities lending collateral,

  at value (Note 1)                          629,510,423                 0                  0                  0
                                         ---------------   ---------------    ---------------    ---------------
Total liabilities                            656,549,241         2,180,338        284,615,662         50,565,320
                                         ===============   ===============    ===============    ===============

NET ASSETS (c)                           $ 3,131,258,261   $   273,924,132    $ 1,451,776,136    $   538,247,740
                                         ===============   ===============    ===============    ===============

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE             $         18.14   $         21.82    $         13.08    $         12.48
                                         ===============   ===============    ===============    ===============

NET ASSETS CONSIST OF:
  Capital stock, at par                  $       172,645   $        12,554    $       111,007    $        43,130
  Additional paid-in capital               2,720,294,178       290,879,575      1,448,416,603        542,706,349
  Undistributed net investment
    income/(excess distributions)            145,202,508         1,009,720          6,044,673            959,835
  Accumulated undistributed net
    realized gain (loss) on
    investments, futures and foreign
    currencies                                31,991,896           282,239         (6,658,854)        (6,783,937)
  Unrealized appreciation
    (depreciation) of:
    Investments and futures                  214,262,358       (18,253,929)         3,482,474          1,234,936
    Foreign currencies                        19,334,676            (6,027)           380,233             87,427
                                         ---------------   ---------------    ---------------    ---------------
                                         $ 3,131,258,261   $   273,924,132    $ 1,451,776,136    $   538,247,740
                                         ===============   ===============    ===============    ===============

                                           Bernstein          Bernstein           Bernstein          Bernstein
                                           Government        Diversified          California         New York
                                         Short Duration       Municipal           Municipal          Municipal
                                           Portfolio          Portfolio           Portfolio          Portfolio
------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities at
  value (a)                              $   137,665,458    $  806,160,008    $   279,685,557    $   529,929,555
Foreign currency at value (b)                          0                 0                  0                  0
Cash in bank                                         947            90,647                780             31,667
Receivables:

  Interest                                     2,123,621        12,993,758          4,359,566          9,174,506
  Dividends                                            0                 0                  0                  0
  Investment securities sold                           0           310,000          1,096,500                  0
  Capital shares sold                            352,906         8,607,290          1,347,942          1,835,800
  Foreign withholding tax reclaims                     0                 0                  0                  0
Unamortized organization expenses
 (Note 1)                                              0                 0                  0                  0
Collateral held for securities
  loaned, at value (Note 1)                            0                 0                  0                  0
Other assets                                       2,297            12,885              4,476              8,551
Appreciation on foreign currency

  contracts (Note 3c)                                  0                 0                  0                  0
                                         ---------------   ---------------    ---------------    ---------------
Total assets                                 140,145,229       828,174,588        286,494,821        540,980,079
                                         ===============   ===============    ===============    ===============

LIABILITIES
Payables:
  Dividends to shareholders                      204,809         1,025,665            340,015            705,182
  Investment securities purchased                      0         5,939,908                  0                  0
  Capital shares redeemed                         37,938           250,370            178,464            689,183
  Management fees (Note 2)                        56,675           329,365            115,480            217,965
  Shareholder servicing and
    administration fees (Note 2)                  11,335            65,873             23,096             43,593
  Accrued expenses                                32,334           168,098             79,931            107,418
  Organization costs payable to
    the manager                                        0                 0                  0                  0
  Foreign withholding taxes                            0                 0                  0                  0
  Margin owed to broker on futures
    contracts                                          0                 0                  0                  0
  Depreciation on foreign currency
    contracts (Note 3c)                                0                 0                  0                  0
Securities lending collateral,
  at value (Note 1)                                    0                 0                  0                  0
                                         ---------------   ---------------    ---------------    ---------------
Total liabilities                                343,091         7,779,279            736,986          1,763,341
                                         ===============   ===============    ===============    ===============

NET ASSETS (c)                           $   139,802,138   $   820,395,309    $   285,757,835    $   539,216,738
                                         ===============   ===============    ===============    ===============

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE             $         12.48   $         13.44    $         13.58    $         13.35
                                         ===============   ===============    ===============    ===============

NET ASSETS CONSIST OF:
  Capital stock, at par                  $        11,199   $        61,062    $        21,047    $        40,397
  Additional paid-in capital                 141,560,695       807,522,386        281,657,369        531,377,090
  Undistributed net investment
    income/(excess distributions)                 55,344            52,427            (31,860)             9,519
  Accumulated undistributed net
    realized gain (loss) on
    investments, futures and foreign
    currencies                                (1,985,552)         (469,648)          (707,234)        (1,249,812)
  Unrealized appreciation
    (depreciation) of:
    Investments and futures                      160,452        13,229,082          4,818,513          9,039,544
    Foreign currencies                                 0                 0                  0                  0
                                         ---------------   ---------------    ---------------    ---------------
                                         $   139,802,138   $   820,395,309    $   285,757,835    $   539,216,738
                                         ===============   ===============    ===============    ===============

                                            Bernstein          Bernstein          Bernstein
                                          Short Duration    Short Duration      Short Duration

                                           Diversified       California           New York
                                            Municipal         Municipal           Municipal
                                            Portfolio         Portfolio           Portfolio
-----------------------------------------------------------------------------------------------
ASSETS
Investments in securities at
  value (a)                             $   116,237,083    $    71,953,257    $    57,724,829
Foreign currency at value (b)                         0                  0                  0
Cash in bank                                     83,813                600             68,396
Receivables:

  Interest                                    1,966,137          1,175,154            941,735
  Dividends                                           0                  0                  0
  Investment securities sold                    100,000                  0                  0
  Capital shares sold                         1,071,000              4,900            368,964
  Foreign withholding tax reclaims                    0                  0                  0
Unamortized organization expenses
 (Note 1)                                        12,136              4,184              4,755
Collateral held for securities
  loaned, at value (Note 1)                           0                  0                  0
Other assets                                     10,385              5,154              7,807
Appreciation on foreign currency
  contracts (Note 3c)                                 0                  0                  0
                                         --------------    ---------------    ---------------
Total assets                                119,480,554         73,143,249         59,116,486
                                         ==============    ===============    ===============

LIABILITIES
Payables:
  Dividends to shareholders                     127,113             80,058             71,356
  Investment securities purchased                     0                  0                  0
  Capital shares redeemed                       142,996             66,251            233,812
  Management fees (Note 2)                       48,145             30,125             23,595
  Shareholder servicing and
    administration fees (Note 2)                  9,629              6,025              4,719
  Accrued expenses                               43,297             30,483             27,129
  Organization costs payable to
    the manager                                  13,412              5,039              5,641
  Foreign withholding taxes                           0                  0                  0
  Margin owed to broker on futures
    contracts                                         0                  0                  0
Depreciation on foreign currency
  contracts (Note 3c)                                 0                  0                  0
Securities lending collateral,
  at value (Note 1)                                   0                  0                  0
                                         --------------    ---------------    ---------------
Total liabilities                               384,592            217,981            366,252
                                         ==============    ===============    ===============

NET ASSETS (c)                           $  119,095,962    $    72,925,268    $    58,750,234
                                         ==============    ===============    ===============

NET ASSET VALUE, OFFERING AND

  REDEMPTION PRICE PER SHARE             $        12.52    $         12.53    $         12.52
                                         ==============    ===============    ===============

NET ASSETS CONSIST OF:
  Capital stock, at par                  $        9,516    $         5,820    $         4,694
  Additional paid-in capital                118,654,601         72,698,055         58,372,474
  Undistributed net investment
    income/(excess distributions)                (9,678)           (20,838)               172
  Accumulated undistributed net
    realized gain (loss) on
    investments, futures and foreign
    currencies                                  110,415             72,292            194,098
  Unrealized appreciation
    (depreciation) of:
    Investments and futures                     331,108            169,939            178,796
    Foreign currencies                                0                  0                  0
                                         --------------    ---------------    ---------------
                                         $  119,095,962    $    72,925,268    $    58,750,234
                                         ==============    ===============    ===============

(a) Cost: $2,853,062,801; $287,424,619; $1,585,132,952; $557,843,036;
$137,505,006; $792,930,926; $274,867,044; $520,890,011; $115,905,975;
$71,783,318; and $57,546,033, respectively (Note 1) (b) Cost: $43,193,240;
$3,199,959; $4,891,707; and $1,155,696, respectively (Note 1) (c) Applicable to: 172,644,553; 12,554,385; 111,005,316; 43,129,203; 11,198,989; 61,061,135;
21,046,745; 40,396,394; 9,516,156; 5,819,554; and 4,693,828 shares of capital stock outstanding, respectively

See Notes to Financial Statements.

The Schedules of Investments, an integral part of the financial statements for each Portfolio, are included as inserts to this Report.

--------------------------------------------------------------------------------
12  Sanford C. Bernstein Fund, Inc.



See Notes to Financial Statements
--------------------------------------------------------------------------------
                                                          1996 Annual Report  13

Sanford C. Bernstein Fund, Inc.

Statements of Operations for the Year Ended September 30, 1996

                                          Bernstein         Bernstein          Bernstein          Bernstein
                                        International        Emerging        Intermediate           Short
                                            Value         Markets Value        Duration         Duration Plus
                                          Portfolio        Portfolio(a)        Portfolio          Portfolio
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Income:
Interest                              $     2,048,040   $       439,076    $    86,788,110    $    32,575,806
Dividends (net of foreign
  withholding taxes
  of $10,205,825 and $410,536)              66,892,931         3,360,405                  0                  0
                                      ----------------  ----------------  -----------------   ----------------
Total income                                68,940,971         3,799,481         86,788,110         32,575,806
                                      ================  ================  =================   ================

Expenses (Notes 1 and 2):
Management fee                              25,099,825         1,388,877          6,391,939          2,660,415
Shareholder servicing and
  administration fee                         6,416,590           320,376          1,309,320            532,083
Custodian and transfer agent fees            1,580,209           586,103            237,302            140,446
Auditing and tax consulting fees               115,327            10,488             56,794             23,010
Insurance                                       50,191             9,188             28,050             13,581
Directors' fees and expenses                    56,775             2,759             28,540             11,463
Legal fees                                       9,911               422              8,724              3,489
Registration fees                              346,647           148,559            154,628             35,014
Printing                                        31,383             7,904             12,581              6,615
Amortization of organization expense            25,031             7,686                  0                  0
Miscellaneous                                   50,743             9,337             73,765             27,045
                                      ----------------  ----------------  -----------------   ----------------
Total expenses                              33,782,632         2,491,699          8,301,643          3,453,161
                                      ================  ================  =================   ================

Net investment income                       35,158,339         1,307,782         78,486,467         29,122,645
                                      ================  ================  =================   ================

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS, FUTURES
AND FOREIGN CURRENCIES
Net realized gain (loss) from:
Security transactions                       37,383,683           282,239          6,656,249          1,590,216
Futures transactions                           811,149                 0          5,112,236          1,219,862
Foreign currency transactions              142,698,977          (298,151)         3,027,330            575,974

Net realized gain (loss) on
  investments, futures and foreign

  currencies                               180,893,809           (15,912)        14,795,815          3,386,052
                                      ================  ================  =================   ================

Net increase (decrease) in
  unrealized appreciation/
  depreciation of:
Investments and futures                    145,585,886       (18,253,929)       (30,777,770)        (3,996,149)
Foreign currencies                           5,645,925            (6,027)           383,823             85,565
Net increase (decrease) in
  unrealized appreciation/
  depreciation on investments,
  futures and foreign currencies           151,231,811       (18,259,956)       (30,393,947)        (3,910,584)
                                      ================  ================  =================   ================
Net realized and unrealized gain
  (loss) on investments, futures
  and foreign currencies                   332,125,620       (18,275,868)       (15,598,132)          (524,532)
                                      ================  ================  =================   ================
Net increase (decrease) in net
  assets resulting from operations     $   367,283,959   $   (16,968,086)   $    62,888,335    $    28,598,113
                                      ================  ================  =================   ================

                                              Bernstein      Bernstein          Bernstein          Bernstein
                                             Government     Diversified         California         New York
                                           Short Duration    Municipal          Municipal          Municipal
                                             Portfolio       Portfolio          Portfolio          Portfolio
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Income:
  Interest                                  $8,576,087  $     39,239,526    $    12,722,213   $     26,813,416
  Dividends (net of foreign
    withholding taxes
    of $10,205,825 and $410,536)                     0                 0                  0                  0
                                      ----------------  ----------------  -----------------   ----------------
Total income                                 8,576,087        39,239,526         12,722,213         26,813,416
                                      ================  ================  =================   ================

Expenses (Notes 1 and 2):
  Management fee                               726,395         3,719,975          1,231,045          2,485,735
  Shareholder servicing and
    administration fee                         145,279           743,995            246,209            497,147
  Custodian and transfer agent fees             88,762           246,493            135,907            180,266
  Auditing and tax consulting fees               9,247            32,171             14,182             22,559
  Insurance                                      3,619            16,229              5,323             11,369
  Directors' fees and expenses                   3,115            16,266              5,450             10,858
  Legal fees                                       953             4,954              4,541              3,293
  Registration fees                             22,914           112,497             27,005             35,113
  Printing                                       2,261             9,693              2,784              6,679
  Amortization of organization expense               0                 0                  0                  0
  Miscellaneous                                  6,314            15,971              5,982             11,978
                                      ----------------  ----------------  -----------------   ----------------
Total expenses                               1,008,859         4,918,244          1,678,428          3,264,997
                                      ================  ================  =================   ================


Net investment income                        7,567,228        34,321,282         11,043,785         23,548,419
                                      ================  ================  =================   ================

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS, FUTURES
AND FOREIGN CURRENCIES
Net realized gain (loss) from:
  Security transactions                        161,742         1,750,391            135,416             13,310
  Futures transactions                               0                 0                  0                  0
  Foreign currency transactions                      0                 0                  0                  0

Net realized gain (loss) on
  investments, futures and foreign
  currencies                                   161,742         1,750,391            135,416             13,310
                                      ================  ================  =================   ================
Net increase (decrease) in
  unrealized appreciation/
  depreciation of:
  Investments and futures                   (1,057,875)       (5,364,065)          (408,331)        (3,027,322)
  Foreign currencies                                 0                 0                  0                  0
Net increase (decrease) in
  unrealized appreciation/
  depreciation on investments,
  futures and foreign currencies            (1,057,875)       (5,364,065)          (408,331)        (3,027,322)
                                      ================  ================  =================   ================

Net realized and unrealized gain
  (loss) on investments, futures
  and foreign currencies                      (896,133)       (3,613,674)          (272,915)        (3,014,012)
                                      ================  ================  =================   ================

Net increase (decrease) in net
  assets resulting from operations    $      6,671,095  $     30,707,608  $      10,770,870   $     20,534,407
                                      ================  ================  =================   ================


(a) Commenced operations December 15, 1995

See Notes to Financial Statements.
--------------------------------------------------------------------------------
14  Sanford C. Bernstein Fund, Inc.


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                          1996 Annual Report  15

Sanford C. Bernstein Fund, Inc.


                                           Bernstein      Bernstein       Bernstein
                                        Short Duration Short Duration  Short Duration
                                          Diversified    California       New York
                                           Municipal     Municipal       Municipal
                                           Portfolio     Portfolio       Portfolio
-------------------------------------------------------------------------------------
INVESTMENT INCOME

Income:
  Interest                               $ 5,040,524    $ 3,188,181    $ 2,576,975
  Dividends                                        0              0              0
Total income                               5,040,524      3,188,181      2,576,975
Expenses (Notes 1 and 2):
  Management fee                             459,702        325,380        254,698
  Shareholder servicing and
   administration fee                        105,134         68,044         54,074
  Custodian and transfer agent fees           99,650         75,536         70,740
  Auditing and tax consulting fee              7,758          6,173          5,703
  Insurance                                    2,565          1,665          1,359
  Directors' fees and expenses                 2,306          1,576          1,174
  Legal fees                                     941            452            455
  Registration fees                           61,936          9,423          7,644
  Printing                                       680            374            405
  Amortization of organization
   expense                                     4,863          2,203          2,394
  Miscellaneous                                2,991          2,097          2,130
Total expenses                               748,526        492,923        400,776
                                          ----------     ----------     ----------
Net investment income                      4,291,998      2,695,258      2,176,199
                                          ==========     ==========     ==========
REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS, FUTURES
AND FOREIGN CURRENCIES

Net realized gain (loss) from:

Security transactions                        110,414         80,991        201,709
Futures transactions                               0              0              0
Foreign currency transactions                      0              0              0

Net realized gain (loss) on
  investments, futures and foreign
  currencies                                 110,414         80,991        201,709
Net increase (decrease) in

  unrealized appreciation/
  depreciation of:
  Investments and futures                   (693,123)      (443,925)      (495,760)
  Foreign currencies                               0              0              0
Net increase (decrease) in
  unrealized appreciation/
  depreciation on investments,
  futures and foreign currencies            (693,123)      (443,925)      (495,760)
Net realized and unrealized gain
  (loss) on investments, futures
  and foreign currencies                    (582,709)      (362,934)      (294,051)
                                          ----------     ----------     ----------
Net increase (decrease) in net
  assets resulting from operations       $ 3,709,289      2,332,324      1,882,148
                                          ==========     ==========     ==========

See Notes to Financial Statements.
--------------------------------------------------------------------------------
16 Sanford C. Bernstein Fund, Inc.

                        Sanford C. Bernstein Fund, Inc.
                      Statements of Changes in Net Assets

                                                                               BERNSTEIN                     BERNSTEIN
                                                     BERNSTEIN             EMERGING MARKETS           INTERMEDIATE DURATION
                                         INTERNATIONAL VALUE PORTFOLIO     VALUE PORTFOLIO                   PORTFOLIO
                                        YEAR ENDED           YEAR ENDED         YEAR ENDED          YEAR ENDED        YEAR ENDED
                                          9/30/96             9/30/95           9/30/96(a)            9/30/96           9/30/95
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income             $    35,158,339     $    18,555,534      $   1,307,782       $   78,486,467     $   58,452,109
  Net realized gain (loss) on
    investments and
    futures transactions                 38,194,832          43,872,950            282,239           11,768,485         (2,237,213)
  Net realized gain (loss) on
    foreign currency transactions       142,698,977          (4,190,377)          (298,151)           3,027,330                  0
  Increase (decrease) in
    unrealized appreciation/
    depreciation of:
      Investments and futures           145,585,886         (20,251,531)       (18,253,929)         (30,777,770)        61,331,328
      Foreign currencies                  5,645,925          13,867,298             (6,027)             383,823             (3,590)
Net increase (decrease) in net
  assets resulting from operations      367,283,959          51,853,874        (16,968,086)          62,888,335        117,542,634
                                    ---------------     ---------------      -------------       --------------     --------------
Dividends and distributions to
  shareholders:
  Dividends from net investment
    income                              (13,729,281)        (10,467,457)                 0          (78,486,467)       (57,090,782)
  Distributions from net realized
    gains                               (44,354,187)        (54,094,780)                 0           (7,269,310)                 0
  Distributions in excess of net
    investment income due to timing
    differences                                   0                   0                  0              (69,275)        (2,020,410)
  Distributions in excess of net
    realized gains due to timing
    differences                                   0                   0                  0                    0                  0
Total dividends and distributions
  to shareholders                       (58,083,468)        (64,562,237)                 0          (85,825,052)       (59,111,192)
                                    ---------------     ---------------      -------------       --------------     --------------
Capital-share transactions:
  Net proceeds from sales of shares   1,016,597,710         753,740,893        293,706,165          588,930,954        424,134,912
  Net proceeds from sales of shares
    issued to shareholders on
    reinvestment of dividends from
    net investment income and
    distributions from net realized
    gains                                57,005,723          63,400,300                  0           31,360,356         20,110,051
Total proceeds from shares sold       1,073,603,433         817,141,193        293,706,165          620,291,310        444,244,963

Cost of shares redeemed                (247,657,568)       (151,586,804)        (2,813,947)        (288,346,787)      (208,437,250)
Increase (decrease) in net assets
  from capital-share transactions       825,945,865         665,554,389        290,892,218          331,944,523        235,807,713
                                    ---------------     ---------------      -------------       --------------     --------------
Net increase (decrease) in net
  assets                              1,135,146,356         652,846,026        273,924,132          309,007,806        294,239,155
                                    ---------------     ---------------      -------------       --------------     --------------

NET ASSETS:

  Beginning of period                 1,996,111,905       1,343,265,879                  0        1,142,768,330        848,529,175

  End of period                     $ 3,131,258,261     $ 1,996,111,905      $ 273,924,132       $1,451,776,136     $1,142,768,330
                                           (b)                 (c)                (d)                  (e)                 (f)

(a) Commenced operations December 15, 1995 (b) Includes undistributed net investment income/(excess distributions) of $145,202,508 (c) Includes undistributed net investment income/(excess distributions) of $(13,279,827) (d) Includes undistributed net investment income/(excess distributions) of $1,009,720 (e) Includes undistributed net investment income/(excess distributions) of $6,044,673 (f) Includes undistributed net investment income/(excess distributions) of $(1,968,896)

See Notes to Financial Statements.
-------------------------------------------------------------------------------
                                                       1996 Annual Report    17

Sanford C. Bernstein Fund, Inc.
Statements of Changes in Net Assets (continued)

BERNSTEIN      BERNSTEIN        BERNSTEIN
     SHORT DURATION                GOVERNMENT SHORT                DIVERSIFIED MUNICIPAL
     PLUS PORTFOLIO  DURATION PORTFOLIO                    PORTFOLIO

YEAR ENDED     YEAR ENDED      YEAR ENDED      YEAR ENDED       YEAR ENDED     YEAR ENDED
 9/30/96         9/30/95         9/30/96         9/30/95          9/30/96        9/30/95
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE)
  IN NET ASSETS
Operations:
 Net investment income               $  29,122,645   $  30,488,281   $   7,567,228   $   8,132,934   $  34,321,282   $  28,019,171
 Net realized gain (loss) on
  investments and futures
  transactions                           2,810,078       1,046,456         161,742         115,175       1,750,391        (166,267)
 Net realized gain (loss) on
  foreign currency transactions            575,974               0               0               0               0               0
 Increase (decrease) in unrealized
  appreciation/depreciation of:
  Investments and futures               (3,996,149)      6,782,512      (1,057,875)      2,160,710      (5,364,065)     22,097,699
  Foreign currencies                        85,565           1,862               0               0               0               0

Net increase (decrease) in net
  assets resulting from operations      28,598,113      38,319,111       6,671,095      10,408,819      30,707,608      49,950,603
                                     -------------   -------------   -------------   -------------   -------------   -------------
Dividends and distributions to
  shareholders:
  Dividends from net investment
    income                             (29,116,334)    (29,675,319)     (7,567,228)     (8,132,934)    (34,321,282)    (28,019,171)
  Distributions from net realized
    gains                                        0               0               0               0        (306,492)              0
  Distributions in excess of net
    investment income due to timing
    differences                                  0      (1,041,447)              0               0               0               0
  Distributions in excess of net
    realized gains due to timing
    differences                                  0               0               0               0        (469,648)              0

Total dividends and distributions
  to shareholders                      (29,116,334)    (30,716,766)     (7,567,228)     (8,132,934)    (35,097,422)    (28,019,171)
                                     -------------   -------------   -------------   -------------   -------------   -------------
Capital-share transactions:
  Net proceeds from sales of shares    183,232,878     211,443,738      51,431,688      49,936,667     295,868,386     230,442,193


  Net proceeds from sales of shares
    issued to shareholders on
    reinvestment of dividends from
    net investment income and
    distributions from net realized
    gains                               11,284,547      13,325,028       3,746,091       4,053,049       9,562,660       7,867,682

Total proceeds from shares sold        194,517,425     224,768,766      55,177,779      53,989,716     305,431,046     238,309,875
Cost of shares redeemed               (190,213,256)   (248,324,141)    (58,202,076)    (97,571,320)   (141,460,386)   (151,560,840)
Increase (decrease) in net assets
  from capital-share transactions        4,304,169     (23,555,375)     (3,024,297)    (43,581,604)    163,970,660      86,749,035
                                     -------------   -------------   -------------   -------------   -------------   -------------
Net increase (decrease) in net
  assets                                 3,785,948     (15,953,030)     (3,920,430)    (41,305,719)    159,580,846     108,680,467
                                     =============   =============   =============   =============    ============   =============
NET ASSETS:
Beginning of period                    534,461,792     550,414,822     143,722,568     185,028,287     660,814,463     552,133,996
                                     -------------   -------------   -------------   -------------   -------------   -------------
End of period                         $538,247,740    $534,461,792    $139,802,138    $143,722,568    $820,395,309    $660,814,463
                                     =============   =============   =============   =============    ============   =============
                                          (g)             (h)              (i)             (i)             (j)             (j)

(g) Includes undistributed net investment income/(excess distributions) of $959,835 (h) Includes undistributed net investment income/(excess distributions) of $(842,312) (i) Includes undistributed net investment income/(excess distributions) of $55,344 (j) Includes undistributed net investment income/(excess distributions) of $52,427

See Notes to Financial Statements.
--------------------------------------------------------------------------------
18 Sanford C. Bernstein Fund, Inc.

BERNSTEIN
BERNSTEIN      BERNSTEIN      SHORT DURATION
  CALIFORNIA MUNICIPAL            NEW YORK MUNICIPAL               DIVERSIFIED MUNICIPAL
        PORTFOLIO      PORTFOLIO                         PORTFOLIO

YEAR ENDED     YEAR ENDED      YEAR ENDED      YEAR ENDED       YEAR ENDED     YEAR ENDED
 9/30/96         9/30/95         9/30/96         9/30/95          9/30/96      9/30/95(k)
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE)
  IN NET ASSETS
Operations:
 Net investment income                $ 11,043,785    $  8,885,625    $ 23,548,419   $ 20,495,781    $  4,291,998    $  3,713,813
 Net realized gain (loss) on
  investments and futures
  transactions                             135,416          54,923          13,310      1,732,257         110,414         378,517
  Net realized gain (loss) on
  foreign currency transactions                  0               0               0              0               0               0
Increase (decrease) in unrealized
 appreciation/depreciation of:
  Investments and futures                 (408,331)      6,501,972      (3,027,322)    13,926,688        (693,123)      1,024,231
  Foreign currencies                             0               0               0              0               0               0

Net increase (decrease) in net
  assets resulting from operations      10,770,870      15,442,520       20,534,407    36,154,726       3,709,289       5,116,561
                                     -------------   -------------    -------------  -------------  -------------   -------------
Dividends and distributions to
  shareholders:
  Dividends from net investment
    income                             (11,043,785)     (8,885,625)     (23,548,419)  (20,495,781)     (4,291,998)     (3,713,813)
  Distributions from net realized
    gains                                        0               0         (822,385)            0        (388,194)              0
  Distributions in excess of net
    investment income due to timing
    differences                                  0               0                0             0              0               0
  Distributions in excess of net
    realized gains due to timing
    differences                                  0               0       (1,256,955)            0              0               0

Total dividends and distributions
  to shareholders                      (11,043,785)     (8,885,625)     (25,627,759)  (20,495,781)    (4,680,192)     (3,713,813)
                                     -------------   -------------    -------------  -------------  -------------   -------------
Capital-share transactions:
  Net proceeds from sales of shares    132,430,542      86,725,708      172,804,818   132,762,672     73,713,818     158,421,293

  Net proceeds from sales of shares
    issued to shareholders on
    reinvestment of dividends from
    net investment income and
    distributions from net realized
    gains                                3,072,406       2,506,818      10,023,482       7,889,187     1,748,058       1,093,956
Total proceeds from shares sold        135,502,948      89,232,526     182,828,300     140,651,859    75,461,876     159,515,249
 Cost of shares redeemed               (63,423,107)    (74,831,609)    (97,061,014)   (105,788,848)  (56,720,363)    (59,592,645)
Increase (decrease) in net assets
  from capital-share transactions       72,079,841      14,400,917      85,767,286      34,863,011    18,741,513      99,922,604
                                     -------------   -------------   -------------   -------------  ------------    ------------
Net increase (decrease) in net
  assets                                71,806,926      20,957,812      80,673,934      50,521,956    17,770,610     101,325,352
                                      ============   =============   =============   =============  ============    ============
NET ASSETS:
Beginning of period                    213,950,909     192,993,097     458,542,804     408,020,848   101,325,352               0
                                     -------------   -------------    -------------  -------------  -------------   ------------
End of period                         $285,757,835    $213,950,909    $539,216,738    $458,542,804  $119,095,962    $101,325,352
                                     =============   =============   =============   =============  ============    ============
                                          (l)             (l)              (m)             (n)           (o)             N/A

BERNSTEIN      BERNSTEIN
     SHORT DURATION    SHORT DURATION
  CALIFORNIA MUNICIPAL            NEW YORK MUNICIPAL
        PORTFOLIO      PORTFOLIO

YEAR ENDED     YEAR ENDED      YEAR ENDED      YEAR ENDED
    9/30/96      9/30/95(k)        9/30/96       9/30/95(k)
-----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE)
  IN NET ASSETS
Operations:
 Net investment income                $  2,695,258   $   2,055,721    $  2,176,199   $  2,139,903
 Net realized gain (loss) on
  investments and futures
  transactions                              80,991         224,574         201,709         36,187
Net realized gain (loss) on
  foreign currency transactions                  0               0               0              0
Increase (decrease) in unrealized
  appreciation/depreciation of:
  Investments and futures                 (443,925)        613,864        (495,760)       674,556
  Foreign currencies                             0               0               0              0

Net increase (decrease) in net
  assets resulting from operations       2,332,324       2,894,159       1,882,148       2,850,646
                                     -------------   -------------    ------------   -------------
Dividends and distributions to
  shareholders:
  Dividends from net investment
    income                              (2,695,258)     (2,055,721)     (2,176,199)     (2,139,903)

  Distributions from net realized
    gains                                 (254,565)              0         (43,798)              0
  Distributions in excess of net
    investment income due to timing
    differences                                  0               0               0               0
  Distributions in excess of net
    realized gains due to timing
    differences                                  0               0               0               0

Total dividends and distributions
  to shareholders                       (2,949,823)     (2,055,721)      (2,219,997)    (2,139,903)
                                     -------------   -------------    -------------   ------------
Capital-share transactions:
  Net proceeds from sales of shares     49,356,157      87,579,193       34,970,413     89,049,814
  Net proceeds from sales of shares
    issued to shareholders on
    reinvestment of dividends from
    net investment income and
    distributions from net realized
    gains                                1,282,316         741,146          976,885        997,640
Total proceeds from shares sold         50,638,473      88,320,339       35,947,298     90,047,454
Cost of shares redeemed                (40,625,428)    (25,629,055)     (32,080,549)   (35,536,863)
Increase (decrease) in net assets
  from capital-share transactions       10,013,045      62,691,284        3,866,749     54,510,591
                                     -------------   -------------    -------------   ------------
Net increase (decrease) in net
  assets                                 9,395,546      63,529,722        3,528,900     55,221,334
                                     =============   =============    =============   ============
NET ASSETS:
Beginning of period                     63,529,722               0      55,221,334               0
                                      ------------    -----------     ------------    ------------
End of period                         $ 72,925,268    $ 63,529,722    $ 58,750,234    $ 55,221,334
                                     =============    ============    ============    ============
                                          (p)             (q)              (r)             (r)

(k) Commenced operations October 3, 1994 (l) Includes undistributed net investment income/(excess distributions) of $(31,860) (m) Includes undistributed net investment income/(excess distributions) of $9,519 (n) Includes undistributed net investment income/(excess distributions) of $16,632 (o) Includes undistributed net investment income/(excess distributions) of $(9,678)
(p) Includes undistributed net investment income/(excess distributions) of $(20,838) (q) Includes undistributed net investment income/(excess distributions) of $454 (r) Includes undistributed net investment income/(excess distributions) of $172

See Notes to Financial Statements.

--------------------------------------------------------------------------------
          1996 Annual Report  19

Sanford C. Bernstein Fund, Inc.


Financial Highlights

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

                                                                 BERNSTEIN INTERNATIONAL VALUE PORTFOLIO

                                             YEAR ENDED       YEAR ENDED         YEAR ENDED       YEAR ENDED      YEAR ENDED
                                               9/30/96          9/30/95            9/30/94          9/30/93       9/30/92 (a)
                                             ----------       -----------        -----------       ---------     ------------
Net asset value, beginning of
  period                                       $16.08           $16.57             $15.39            $11.98         $12.50
                                             ----------       -----------        -----------       ---------     ------------
Income from investment operations:
   Investment income, net                        0.23             0.18               0.19              0.05           0.02
   Net realized and unrealized gain
     (loss) on investments, futures
     and foreign currencies                      2.26             0.07               1.13              3.54          (0.54)
Total from investment operations                 2.49             0.25               1.32              3.59          (0.52)
                                             ----------       -----------        -----------       ---------     ------------
Less distributions:
   Dividends from taxable net
     investment income                          (0.10)           (0.11)             (0.02)            (0.05)             0
   Dividends from tax-exempt net
     investment income                              0                0                  0                 0              0
   Distributions from net realized
     gains                                      (0.33)           (0.63)             (0.12)            (0.13)             0
   Distributions in excess of net
     investment income due to timing
     differences                                    0                0                  0                 0              0
   Distributions in excess of net
     realized gains due to timing
     differences                                    0                0                  0                 0              0

Total distributions                             (0.43)           (0.74)             (0.14)            (0.18)             0
                                             ----------       -----------        -----------       ---------     ------------
Net asset value, end of period                 $18.14           $16.08             $16.57            $15.39         $11.98
                                             ==========       ===========        ===========       =========     ============
Total return                                    15.83%            1.84%              8.55%            30.45%         (4.16)%

RATIOS/SUPPLEMENTAL DATA

   Net assets, end of period (000
     omitted)                              $3,131,258       $1,996,112         $1,343,266          $539,936        $75,255
   Average net assets (000 omitted)        $2,569,586       $1,591,703         $  948,563          $235,839        $41,234
   Ratio of expenses to average net

     assets                                      1.31%            1.35%              1.39%             1.53%          2.00%*
   Ratio of net investment income to
     average net assets                          1.37%            1.17%              1.13%             1.27%          0.59%*
   Portfolio turnover rate                      21.89%           29.53%             23.78%            21.22%          1.12%
   Average commission rate per share             0.0234            N/A               N/A                N/A            N/A

*Annualized
(a) Commenced operations June 22, 1992
See Notes to Financial Statements.

-------------------------------------------------------------------------------
20   Sanford C. Bernstein Fund, Inc.

                                            BERNSTEIN
                                            EMERGING                  BERNSTEIN INTERMEDIATE DURATION PORTFOLIO
                                          MARKETS VALUE
                                            PORTFOLIO

                                            YEAR ENDED        YEAR ENDED       YEAR ENDED     YEAR ENDED     YEAR ENDED
                                             9/30/96 (b)        9/30/96          9/30/95        9/30/94        9/30/93
                                            -----------       ----------       ----------     ----------     ----------
Net asset value, beginning of
  period                                       $20.00            $13.30           $12.54         $13.92         $13.82
                                            -----------       ----------       ----------     ----------     ----------
Income from investment operations:
   Investment income, net                        0.18              0.80             0.78           0.68           0.76
   Net realized and unrealized gain
    (loss) on investments, futures
    and foreign currencies                       1.64(c)          (0.14)            0.77          (1.15)          0.68
Total from investment operations                 1.82              0.66             1.55          (0.47)          1.44
                                            -----------       ----------       ----------     ----------     ----------
Less distributions:
   Dividends from taxable net
     investment income                              0             (0.80)           (0.76)         (0.70)         (0.76)
   Dividends from tax-exempt net
     investment income                              0                 0                0              0              0
   Distributions from net realized
     gains                                          0             (0.08)               0          (0.08)         (0.58)
   Distributions in excess of net
     investment income due to timing
     differences                                    0                 0            (0.03)             0              0
   Distributions in excess of net
     realized gains due to timing
     differences                                    0                 0                0          (0.13)             0

Total distributions                                 0             (0.88)           (0.79)         (0.91)         (1.34)
                                            -----------       ----------       ----------     ----------     ----------
Net asset value, end of period                 $21.82            $13.08           $13.30         $12.54         $13.92
                                            ===========       ==========       ==========     ==========     ==========
Total return                                     4.80%+            5.05%           12.82%        (3.54)%         11.30%

RATIOS/SUPPLEMENTAL DATA

   Net assets, end of period (000
     omitted)                              $  273,924        $1,451,776       $1,142,768       $848,529       $693,772
   Average net assets (000 omitted)        $  165,362        $1,310,208         $957,247       $764,519       $595,273
   Ratio of expenses to average net
     assets                                      1.92%*            0.63%            0.64%          0.65%          0.66%
   Ratio of net investment income to
     average net assets                          1.01%*            5.99%            6.11%          5.14%          5.59%
   Portfolio turnover rate                       9.81%           141.04%          212.40%        203.73%         60.77%
   Average commission rate per share             0.0027             N/A              N/A            N/A            N/A



                                                      BERNSTEIN
                                                    INTERMEDIATE
                                                       DURATION                    BERNSTEIN
                                                      PORTFOLIO         SHORT DURATION PLUS PORTFOLIO

                                                      YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                       9/30/92        9/30/96        9/30/95        9/30/94
                                                      ----------    ----------     ----------     ----------
Net asset value, beginning of
  period                                                $13.19         $12.49         $12.32         $12.89
                                                      ----------    ----------     ----------     ----------
Income from investment operations:
   Investment income, net                                 0.90           0.69           0.70           0.55
   Net realized and unrealized gain
     (loss) on investments, futures
     and foreign currencies                               0.79          (0.01)          0.18          (0.40)
Total from investment operations                          1.69           0.68           0.88           0.15
                                                      ----------    ----------     ----------     ----------
Less distributions:
   Dividends from taxable net
     investment income                                   (0.90)         (0.69)         (0.69)         (0.56)
   Dividends from tax-exempt net
     investment income                                       0              0              0              0
   Distributions from net realized
     gains                                               (0.16)             0              0              0
   Distributions in excess of net
     investment income due to timing
     differences                                             0              0          (0.02)             0
   Distributions in excess of net
     realized gains due to timing
     differences                                             0              0              0          (0.16)
Total distributions                                      (1.06)         (0.69)         (0.71)         (0.72)
                                                      ----------    ----------     ----------     ----------
Net asset value, end of period                          $13.82         $12.48         $12.49         $12.32
                                                      ==========    ==========     ==========     ==========
Total return                                             13.32%          5.45%          7.36%          1.14%

RATIOS/SUPPLEMENTAL DATA

   Net assets, end of period (000
     omitted)                                          $524,301       $538,248       $534,462       $550,415
   Average net assets (000 omitted)                    $444,750       $532,094       $536,042       $529,892
   Ratio of expenses to average net
     assets                                               0.67%          0.65%          0.65%          0.65%
   Ratio of net investment income to
     average net assets                                   6.64%          5.47%          5.69%          4.30%
   Portfolio turnover rate                              149.71%        169.96%         61.03%        285.80%
   Average commission rate per share                       N/A            N/A            N/A            N/A


+This reflects the return to a shareholder who purchased shares of the Portfolio at the beginning of the year and redeemed them at the end of the year, paying, in each case, the 2.00% transaction fee. Total return to a shareholder without taking account of these transaction fees would be 9.1%.
*Annualized
(b) Commenced operations December 15, 1995
(c) Includes effect of portfolio transaction fee. See Note 1 in Notes to Financial Statements.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                          1996 Annual Report  21

Sanford C. Bernstein Fund, Inc.

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

                                                                                                              Bernstein
                                   Bernstein                                                                 Diversified
                              Short Duration Plus                                                             Municipal
                                   Portfolio             Bernstein Government Short Duration Portfolio        Portfolio
                          Year Ended  Year Ended  Year Ended  Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
                           9/30/93      9/30/92     9/30/96     9/30/95     9/30/94     9/30/93     9/30/92     9/30/96
-------------------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period      $    13.14  $    12.84  $    12.55  $    12.34  $    12.87  $    13.14  $    12.93  $    13.50
                           ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------

Income from investment
  operations:
Investment income, net           0.59        0.75        0.65        0.69        0.49        0.44        0.66        0.63
Net realized and
  unrealized gain (loss)
  on investments, futures
  and foreign currencies         0.10        0.44       (0.07)       0.21       (0.38)       0.20        0.41       (0.04)
                           ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Total from investment
  operations                     0.69        1.19        0.58        0.90        0.11        0.64        1.07        0.59
                           ==========  ==========  ==========  ==========  ==========  ==========  ==========  ==========

Less distributions:
Dividends from taxable
  net investment income         (0.59)      (0.75)      (0.65)      (0.69)      (0.49)      (0.44)      (0.66)      (0.01)
Dividends from tax-exempt
  net investment income             0           0           0           0           0           0           0       (0.62)
Distributions from net
  realized gains                (0.35)      (0.14)          0           0           0       (0.47)      (0.20)      (0.02)
Distributions in excess
  of net investment
  income due to timing
  differences                       0           0           0           0           0           0           0           0
 Distributions in excess
  of net realized gains
  due to timing
  differences                       0           0           0           0       (0.15)          0           0           0
Total distributions             (0.94)      (0.89)      (0.65)      (0.69)      (0.64)      (0.91)      (0.86)      (0.65)
                           ==========  ==========  ==========  ==========  ==========  ==========  ==========  ==========

Net asset value, end of
  period                   $    12.89  $    13.14  $    12.48  $    12.55  $    12.34  $    12.87  $    13.14  $    13.44
                           ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Total return                    5.49%       9.60%       4.76%       7.55%       0.85%       5.11%       8.57%       4.38%
                           ==========  ==========  ==========  ==========  ==========  ==========  ==========  ==========

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000 omitted)            $  508,959  $  535,980  $  139,802  $  143,723  $  185,028  $  212,531  $  254,950  $  820,395
Average net assets (000
  omitted)                 $  535,889  $  482,467  $  145,268  $  145,710  $  188,013  $  239,462  $  238,381  $  744,452
Ratio of expenses to
  average net assets            0.66%       0.66%       0.69%       0.69%       0.68%       0.68%       0.68%       0.66%
Ratio of net investment
  income to average net
  assets                        4.52%       5.75%       5.21%       5.58%       3.85%       3.40%       5.02%       4.61%
Portfolio turnover rate       112.87%     169.60%     155.29%      49.34%     213.02%     130.40%     220.86%      25.22%
Average commission rate
  per share                       N/A         N/A         N/A         N/A         N/A         N/A         N/A         N/A

See Notes to Financial Statements.
--------------------------------------------------------------------------------
22  Sanford C. Bernstein Fund, Inc.

                                                                            Bernstein California
                              Bernstein Diversified Municipal Portfolio       Municipal Portfolio
                            Year Ended  Year Ended  Year Ended  Year Ended   Year Ended   Year Ended
                             9/30/95     9/30/94     9/30/93     9/30/92      9/30/96      9/30/95
----------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period        $    12.99  $    13.78  $    13.40  $    13.01  $    13.58  $    13.06
                             ----------  ----------  ----------  ----------  ----------  ----------

Income from investment
  operations:
  Investment income, net           0.65        0.61        0.63        0.71        0.61        0.64
  Net realized and
    unrealized gain (loss)
    on investments, futures
    and foreign currencies         0.51       (0.72)       0.49        0.42           0        0.52
                             ----------  ----------  ----------  ----------  ----------  ----------
Total from investment
  operations                       1.16       (0.11)       1.12        1.13        0.61        1.16
                             ==========  ==========  ==========  ==========  ==========  ==========

Less distributions:
  Dividends from taxable
    net investment income         (0.02)      (0.01)      (0.01)      (0.11)      (0.03)      (0.05)
  Dividends from tax-exempt
    net investment income         (0.63)      (0.60)      (0.62)      (0.60)      (0.58)      (0.59)
  Distributions from net
    realized gains                    0       (0.03)      (0.11)      (0.03)          0           0
  Distributions in excess
    of net investment
    income due to timing
    differences                       0           0           0           0           0           0


Distributions in excess
  of net realized gains
  due to timing
  differences                         0       (0.04)          0           0           0           0
                             ----------  ----------  ----------  ----------  ----------  ----------
Total distributions               (0.65)      (0.68)      (0.74)      (0.74)      (0.61)      (0.64)
                             ==========  ==========  ==========  ==========  ==========  ==========

Net asset value, end of
  period                     $    13.50  $    12.99  $    13.78  $    13.40  $    13.58  $    13.58
                             ----------  ----------  ----------  ----------  ----------  ----------
Total return                      9.16%       (0.80)%     8.61%       8.91%       4.60%       9.11%
                             ==========  ==========  ==========  ==========  ==========  ==========

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000 omitted)              $  660,814  $  552,134  $  449,668  $  301,746  $  285,758  $  213,951
Average net assets (000
  omitted)                   $  572,769  $  509,380  $  375,576  $  256,850  $  246,410  $  185,990
Ratio of expenses to
  average net assets              0.66%       0.67%       0.69%       0.69%       0.68%       0.69%
Ratio of net investment
  income to average net
  assets                          4.89%       4.57%       4.64%       5.33%       4.48%       4.78%
Portfolio turnover rate          42.55%      34.45%      34.74%      48.22%      23.87%      63.89%
Average commission rate
  per share                         N/A         N/A         N/A         N/A         N/A         N/A



See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                          1996 Annual Report  23

Sanford C. Bernstein Fund, Inc.
Financial Highlights (continued)

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

                                        BERNSTEIN                          BERNSTEIN NEW YORK MUNICIPAL PORTFOLIO
                              CALIFORNIA MUNICIPAL PORTFOLIO


                            YEAR ENDED   YEAR ENDED  YEAR ENDED  YEAR ENDED   YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED
                              9/30/94      9/30/93     9/30/92     9/30/96      9/30/95     9/30/94     9/30/93     9/30/92
                            ----------   ----------  ----------  ----------   ----------  ----------  ----------  ----------
Net asset value,
  beginning of period       $   13.83   $   13.38   $   12.94   $   13.48   $   12.98   $   13.80   $   13.47   $   13.05
                            ----------   ----------  ----------  ----------   ----------  ----------  ----------  ----------
Income from investment
  operations:
Investment income, net           0.61        0.60        0.66        0.64        0.65        0.64        0.67        0.74
Net realized and
  unrealized gain (loss)
  on investments, futures
  and foreign currencies        (0.74)       0.52        0.45       (0.07)       0.50       (0.75)       0.46        0.44
Total from investment
  operations                    (0.13)       1.12        1.11        0.57        1.15       (0.11)       1.13        1.18
                            ----------   ----------  ----------  ----------   ----------  ----------  ----------  ----------
Less distributions:
 Dividends from taxable
  net investment income         (0.02)      (0.02)      (0.07)      (0.02)      (0.02)      (0.02)      (0.01)      (0.11)
 Dividends from tax-exempt
  net investment income         (0.59)      (0.58)      (0.59)      (0.62)      (0.63)      (0.62)      (0.66)      (0.63)
 Distributions from net
  realized gains                    0       (0.07)      (0.01)      (0.06)          0       (0.03)      (0.13)      (0.02)
 Distributions in excess
  of net investment
  income due to timing
  differences                       0           0           0           0           0           0           0           0
 Distributions in excess
  of net realized gains
  due to timing
  differences                   (0.03)          0           0           0           0       (0.04)          0           0
Total distributions             (0.64)      (0.67)      (0.67)      (0.70)      (0.65)      (0.71)      (0.80)      (0.76)
                            ----------   ----------  ----------  ----------   ----------  ----------  ----------  ----------
Net asset value, end of
  period                   $    13.06  $    13.83  $    13.38  $    13.35  $    13.48  $    12.98  $    13.80  $    13.47
                            ----------   ----------  ----------  ----------   ----------  ----------  ----------  ----------
                            ----------   ----------  ----------  ----------   ----------  ----------  ----------  ----------
Total return                    (0.98)%     8.60%       8.76%       4.31%       9.14%      (0.81)%      8.68%       9.31%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000 omitted)            $  192,993  $  150,115  $   83,043  $  539,217  $  458,543  $  408,021  $  336,101  $  238,871
Average net assets (000
  omitted)                 $  168,797  $  116,301  $   65,492  $  497,391  $  413,892  $  381,144  $  277,930  $  210,474
Ratio of expenses to
  average net assets            0.70%       0.73%       0.77%       0.66%       0.66%       0.67%       0.69%       0.69%
Ratio of net investment
  income to average net
  assets                        4.51%       4.36%       4.96%       4.73%       4.95%       4.78%       4.91%       5.55%
Portfolio turnover rate        24.55%      23.79%      53.08%      26.19%      44.84%      22.45%      34.58%      42.53%
Average commission rate
  per share                       N/A         N/A         N/A         N/A         N/A         N/A         N/A         N/A

See Notes to Financial Statements.
--------------------------------------------------------------------------------
24 Sanford C. Bernstein Fund, Inc.


                                 BERNSTEIN                 BERNSTEIN                 BERNSTEIN
                               SHORT DURATION            SHORT DURATION             SHORT DURATION
                            DIVERSIFIED MUNICIPAL     CALIFORNIA MUNICIPAL        NEW YORK MUNICIPAL
                                  PORTFOLIO                PORTFOLIO                 PORTFOLIO

                           YEAR ENDED    YEAR ENDED   YEAR ENDED  YEAR ENDED    YEAR ENDED  YEAR ENDED
                             9/30/96     9/30/95(d)     9/30/96   9/30/95(d)      9/30/96   9/30/95(d)
                          -----------    ----------   ---------   ---------     ----------  ----------
Net asset value,
  beginning of period      $    12.63  $    12.50  $    12.65  $    12.50      $    12.60  $    12.50
                           ----------   ---------  ----------  ----------      ----------  ----------
Income from investment
  operations:
Investment income, net           0.52        0.55        0.50        0.53            0.51        0.54
Net realized and
  unrealized gain (loss)
  on investments, futures
  and foreign currencies        (0.06)       0.13       (0.07)       0.15           (0.07)       0.10
Total from investment
  operations                     0.46        0.68        0.43        0.68            0.44        0.64
                           ----------   ---------  ----------  ----------      ----------  ----------
Less distributions:
 Dividends from taxable
  net investment income         (0.02)      (0.04)      (0.05)      (0.06)          (0.02)      (0.05)
 Dividends from tax-exempt
  net investment income         (0.50)      (0.51)      (0.45)      (0.47)          (0.49)      (0.49)
 Distributions from net
  realized gains                (0.05)          0       (0.05)          0           (0.01)          0
 Distributions in excess
  of net investment
  income due to timing
  differences                       0           0           0           0               0           0
 Distributions in excess
  of net realized gains
  due to timing
  differences                       0           0           0           0              0           0
Total distributions             (0.57)      (0.55)      (0.55)      (0.53)         (0.52)      (0.54)
                           ----------   ---------  ----------  ----------      ----------  ----------
Net asset value, end of
  period                   $    12.52  $    12.63  $    12.53  $    12.65     $    12.52   $   12.60
                           ----------   ---------  ----------  ----------      ----------  ----------
                           ----------   ---------  ----------  ----------      ----------  ----------
Total return                    3.68%       5.55%       3.50%       5.58%          3.53%       5.24%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000 omitted)            $  119,096  $  101,325  $   72,925  $   63,530     $   58,750  $   55,221
Average net assets (000

  omitted)                 $  105,467  $   85,893  $   68,060  $   49,944     $   54,087  $   50,642
Ratio of expenses to
  average net assets            0.71%      0.72%*       0.72%      0.73%*          0.74%      0.73%*
Ratio of net investment
  income to average net
  assets                        4.07%      4.32%*       3.96%      4.12%*          4.02%      4.23%*
Portfolio turnover rate        63.40%      73.50%      60.76%      89.33%         55.81%     112.15%
Average commission rate
  per share                       N/A         N/A         N/A         N/A            N/A         N/A

*Annualized
(d) Commenced operations October 3, 1994

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                        1996 Annual Report    25

                        Sanford C. Bernstein Fund, Inc.

                         Notes to Financial Statements

NOTE 1.   Organization and Significant Accounting Policies

Sanford C. Bernstein Fund, Inc. (the "Fund") is a managed open-end registered investment company, incorporated in Maryland on May 4, 1988. The Fund is currently comprised of 11 series of shares (the "Portfolios"), each with its own investment objectives. At September 30, 1996, the 11 Portfolios are Bernstein International Value, Bernstein Emerging Markets Value, Bernstein Intermediate Duration, Bernstein Short Duration Plus, Bernstein Government Short Duration, Bernstein Diversified Municipal, Bernstein California Municipal, Bernstein New York Municipal, Bernstein Short Duration Diversified Municipal, Bernstein Short Duration California Municipal and Bernstein Short Duration New York Municipal.

A.   Portfolio Valuation

The net asset value of each Portfolio is computed as of the close of regular trading of the Exchange (normally 4:00 p.m., New York time). The value of each security for which readily available market quotations exist is based on the most recent sales price, bid price or the mean between the most recent available bid and asked prices in the broadest and most representative market for that security as determined by the Manager. Debt instruments with remaining maturities of 60 days or less may be valued at amortized cost. Securities and other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith by the Manager of the Fund under procedures established by and under the general supervision of the Board of Directors. The Fund used an independent pricing service to value the Portfolios' assets at such times and to the extent that the Manager deemed appropriate.

B.   Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities and other assets and liabilities denominated in non-U.S. currencies are translated into U.S. dollars using the exchange rate at 12:00 p.m. New York time. Amounts related to the purchase and sales of securities, investment income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

Net realized gain on foreign currency transactions represents net foreign exchange gains from the closure of forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions and the difference between the amount of dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amount actually received or paid. Net unrealized currency gains and losses arising from valuing foreign currency denominated assets and liabilities at the current exchange rate are reflected as part of unrealized appreciation/depreciation on investments and foreign currencies.

The International Value Portfolio, Emerging Markets Value Portfolio,

Intermediate Duration Portfolio and Short Duration Plus Portfolio invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

C.   Security Transactions and Related Investment Income

Security transactions are accounted for on the trade date (the date the buy or sell order is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date.

D.   Futures Contracts

Upon entering into a futures contract, the Fund is required by the Exchange to deposit cash or to pledge U.S. Government securities with a broker in an amount (initial margin) equal to a certain percentage of the purchase price indicated in the futures contract. Subsequent payments, which are dependent on the daily fluctuations in the market value of the underlying index or security, are made or received by the Fund each day (daily variation margin) or at other intervals as is required. The aggregate of these payments or receipts through the expiration of the futures contract is recorded for book purposes as unrealized gains or losses by the Fund. If the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

E.   Written Options

When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as an asset and a corresponding liability. The amount of the liability is adjusted daily to reflect the current market value of the option. The current market value is based on the last sale price on the exchange on which the option is principally traded, or, in the absence of a last sale, the option is priced at the mean between the bid and asked prices. When a call option is exercised, a Portfolio realizes a gain or loss on the underlying security, with the proceeds from the security sale increased by the amount of the option premium received. When a put option is exercised, the cost basis of the security purchased by a Portfolio is reduced by the option premium received.

--------------------------------------------------------------------------------
26 Sanford C. Bernstein Fund, Inc.

F.   Federal Income Taxes

Each of the 11 Portfolios of the Fund is treated as a separate entity for federal income tax purposes. Each Portfolio intends to comply or continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 as they apply to regulated investment companies. By so complying, each Portfolio will not be subject to federal income taxes to the extent that all of its income is distributed.


G.   Repurchase Agreements

Each Portfolio may enter into repurchase agreements with banks or securities broker-dealers. It is the Fund's policy that its custodian receives delivery of the securities collateralizing repurchase agreements, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value of the collateral is equal to at least 100% of the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions on the Portfolio's ability to dispose of the underlying securities.

H.    Securities Transactions on a When-Issued or Delayed-Delivery Basis

Any Portfolio of the Fund may purchase securities on a when-issued basis or sell securities on a delayed-delivery basis. At the time the Fund commits to purchase a security on a when-issued basis, the Fund will record the transaction and use the security's value in determining the Portfolio's net asset value. At the time the Fund commits to sell a security on a delayed-delivery basis, the Fund will record the transaction and exclude the security's value in determining the Portfolio's net asset value.

I.   Distribution of Income and Gains

Net investment income of each Portfolio except the International Value Portfolio and Emerging Markets Value Portfolio is declared and recorded as a dividend to shareholders daily and is payable to shareholders monthly. Dividends from net investment income, if any, of the International Value Portfolio and Emerging Markets Value Portfolio will be paid to shareholders at least once a year. Distributions of net realized gains, less any available loss carryforwards, if any, for all Portfolios will be paid to shareholders at least once a year, and recorded on the ex-dividend date.

Elements of realized gains and net investment income may be recorded in different accounting periods for financial reporting (book) and federal income tax (tax) purposes (temporary differences). To the extent that such distributions required for tax purposes exceed income and gains recorded for book purposes as a result of such temporary differences, "excess distributions" are reflected in the accompanying financial statements. Certain other differences--permanent differences--arise because treatment of elements of income and gains is different between book and tax accounting. Permanent differences are reclassified to paid-in capital in the year they arise.

The effect on each Portfolio is reflected as an adjustment to the components of capital as of September 30, 1996, as shown below:


                                                         Increase (Decrease) to
                                                       Accumulated Undistributed   Increase (Decrease)
                                   Increase (Decrease)  Net Realized Gain (Loss)     to Accumulated
                                       to Additional   on Investments, Futures      Undistributed Net
                                     Paid-In Capital    and Foreign Currencies   Investment Income (Loss)
---------------------------------------------------------------------------------------------------------
International Value                           0           $(137,053,277)           $137,053,277

Emerging Markets Value                     $(89)                298,151                (298,062)

Intermediate Duration                         0              (8,082,844)              8,082,844

Short Duration Plus                           0              (1,795,836)              1,795,836

New York Municipal                          (30)                  7,143                  (7,113)

Short Duration Diversified
  Municipal                                   0                   9,678                  (9,678)

Short Duration California
  Municipal                                   0                  21,292                 (21,292)

J.   Expenses

Each Portfolio is charged for those expenses that are directly attributable to it, such as management, custodian, transfer-agent and shareholder servicing and administration. Other expenses are allocated among the Portfolios based on respective net assets.

--------------------------------------------------------------------------------
                                                          1996 Annual Report  27

Sanford C. Bernstein Fund, Inc.

K.   Organization Costs

Costs incurred in connection with the organization of the International Value Portfolio ($124,816), Short Duration Diversified Municipal Portfolio ($21,176), Short Duration California Municipal Portfolio ($7,956), Short Duration New York Municipal Portfolio ($8,906), and Emerging Markets Value Portfolio ($48,194) have been allocated to each respective Portfolio. All organization costs are being amortized on a straight-line basis over a five-year period, beginning with the commencement of operations of each respective Portfolio.

L.   Use of Estimates

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

M.   Portfolio Transaction Fee


The Emerging Markets Value Portfolio imposes a 2.00% fee on purchases and redemptions. This fee is retained by the Portfolio and is included in the financial statements as an item of additional paid-in capital.

N.   Securities Lending

Each of the Portfolios of the Fund may enter into securities lending transactions. By lending its portfolio securities, a Portfolio attempts to increase its income through the interest earned on the loan. It is the policy of each Portfolio to receive collateral on securities lending transactions having a value of at least 102% or 105% of the market value of the securities loaned dependent on the primary trading market and characteristics of the securities loaned. The securities lending agent has agreed to indemnify the Fund in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to insure collateral levels are maintained. Cash collateral received is invested by the securities lending agent pursuant to investment guidelines set forth by the Fund. Collateral received is recorded as an asset as well as a corresponding liability in the Statements of Assets and Liabilities.

NOTE 2.   Investment Management and Transactions with Affiliated Persons

A.   Management Fee

Under agreements (the "Management Agreements") between the Fund and Sanford C. Bernstein & Co., Inc. (the "Manager"), the Manager manages the investment of each Portfolio's assets, places purchase and sales orders and bears various expenses, including the salaries and expenses of all personnel except those of outside directors. In addition, the Manager agrees to permit its directors, officers and employees who may be elected directors or officers of the Fund to serve in the capacities to which they are elected. The Manager renders these services subject to the general oversight of the Board of Directors. The Manager is to receive a management fee for these services at the annual rate of .50 of 1% of average daily net assets up to and including $1 billion and at an annual rate of .45 of 1% of average daily net assets in excess of $1 billion for the Intermediate Duration Portfolio, Short Duration Plus Portfolio, Government Short Duration Portfolio, Diversified Municipal Portfolio, California Municipal Portfolio, and New York Municipal Portfolio. The fee paid by the Short Duration Diversified Municipal Portfolio, Short Duration California Municipal Portfolio and Short Duration New York Municipal Portfolio is at an annual rate of .50 of 1% of each Portfolio's average daily net assets. The fee paid by the International Value Portfolio is at an annual rate of 1.00% of that Portfolio's average daily net assets up to and including $2 billion and at an annual rate of
 .90 of 1% of average daily net assets in excess of $2 billion. The fee paid by the Emerging Markets Value Portfolio is at an annual rate of 1.25% of that Portfolio's average daily net assets. Through the period ending October 31, 1996, the Short Duration Diversified Municipal Portfolio, Short Duration California Municipal Portfolio and Short Duration New York Municipal Portfolio do not pay any portion of the fee that, together with other operating expenses of the Portfolios (excluding interest, taxes, brokerage commissions and extraordinary expenses), exceed the rate of .79% per annum of the Portfolios' average daily net assets. In addition, the Management Agreements for the aforementioned Portfolios provide that the Manager will pay any operating expenses of such Portfolios (excluding interest, taxes, brokerage commissions and extraordinary expenses) which, together with expenses under the Shareholder Servicing and Administrative Agreement described below, exceed the rate of .79% per annum of such Portfolio's average daily net assets. Through the period ending December 31, 1997, the Emerging Markets Value Portfolio will not pay any portion of the fee that, together with other operating expenses of the Portfolio (excluding interest, taxes, brokerage commissions and extraordinary expenses), exceed the rate of 2.00% per annum of such Portfolio's average daily net assets. In addition, the Management Agreement for the Emerging Markets Value Portfolio provides that the Manager will pay any operating expenses of the Portfolio (excluding interest, taxes, brokerage commissions and extraordinary expenses) which, together with expenses under the Shareholder Servicing and Administrative Agreement described below, exceed the rate of 2.00% per annum of the Portfolio's average daily net assets.

For purposes of complying with current California law, the Manager will reduce its fee to the extent required to limit each Portfolio's expenses to 2.50% of the Portfolio's first $30 million of average net assets, 2.00% of the next $70 million and 1.50% of the Portfolio's

--------------------------------------------------------------------------------
28 Sanford C. Bernstein Fund, Inc.

average net assets in excess of $100 million; expenses incurred by any Portfolio for custodian costs in excess of those that would have been incurred had the Portfolio's investments been in domestic securities and, with respect to the Emerging Markets Value Portfolio, the Shareholder Servicing and Administrative Fee of 0.25% are excluded from aggregate expenses for the purposes of applying this limitation. No fee reductions were required under this restriction for the period ended September 30, 1996.

B.   Shareholder Servicing and Administrative Fee

Under agreements (the "Shareholder Servicing and Administrative Agreements") between the Fund and the Manager, the Manager agrees to pay expenses it incurs in providing shareholder servicing to the Fund, the Portfolios and individual shareholders, and administrative services to the Fund and the Portfolios. The fee payable by each Portfolio except the International Value Portfolio and Emerging Markets Value Portfolio for services under this agreement is .10 of 1% of average daily net assets, and the fee paid by the International Value Portfolio and Emerging Markets Value Portfolio for services under this agreement is .25 of 1% of average daily net assets.

C.   Distribution

Under agreements (the "Distribution Agreements") between the Fund and the Manager, the Manager agrees to act as agent to sell shares of the 11 Portfolios. The Manager receives no fee for this service, and furthermore agrees to pay all expenses arising from the performance of its obligations under this agreement.

D.    Directors and Officers


Each of the four directors not affiliated with Sanford C. Bernstein & Co., Inc. receives annual compensation of $35,000 from the Fund, in addition to reimbursement of expenses incurred in connection with attending meetings of the Board of Directors. None of the directors affiliated with Sanford C. Bernstein & Co., Inc. receives compensation for services as a director of the Fund. Similarly, none of the Fund's officers receives compensation from the Fund.

NOTE 3.   Investment Security Transactions

A.   Purchases and Sales

For the period from October 1, 1995 through September 30, 1996, the Portfolios had purchase and sales transactions, excluding repurchase transactions and transactions in short-term instruments, as follows:

                                             Purchases                           Sales
                                           Excluding U.S.    Purchases of      Excluding U.S.     Sales of
                                            Government     U.S. Government     Government      U.S. Government
                                            Securities         Securities      Securities         Securities
--------------------------------------------------------------------------------------------------------------
International Value                      $1,553,564,246                  0   $ 544,695,808                  0
Emerging Markets Value                      297,323,933                  0      14,448,829                  0
Intermediate Duration                     1,257,085,885       $673,156,112   1,086,356,605       $580,188,467
Short Duration Plus                         207,800,272        628,402,669     201,560,941        633,876,919
Government Short Duration                     2,789,778        215,519,884       2,780,787        218,379,049
Diversified Municipal                       329,052,907         17,032,383     156,440,569         27,148,812
California Municipal                         93,324,176         20,309,125      34,391,445         20,052,224
New York Municipal                          198,194,937         17,970,195     108,219,214         17,253,478
Short Duration Diversified Municipal         75,022,160          4,927,344      59,819,796          4,910,156
Short Duration California Municipal          30,085,224          7,679,732      37,775,411                  0
Short Duration New York Municipal            21,755,589          8,167,109      25,617,593          3,494,883

--------------------------------------------------------------------------------
                                                          1996 Annual Report  29

                        Sanford C. Bernstein Fund, Inc.

B.    Federal Income Tax Status

At September 30, 1996, the Intermediate Duration, Short Duration Plus, Government Short Duration and California Municipal Portfolios had capital loss carryovers as follows:

                                          Capital Loss

                                        Carryover Amount     Expiration
-----------------------------------------------------------------------
Intermediate Duration Portfolio            $4,529,039         9/30/2004
Short Duration Plus Portfolio               6,611,769         9/30/2003
Government Short Duration Portfolio         1,985,552         9/30/2003
California Municipal Portfolio                 39,399         9/30/2002
                                              105,066         9/30/2003
                                              319,767         9/30/2004

Additionally, the New York Municipal Portfolio had a post October loss deferral of $514,659. For tax purposes, this loss is deemed to arise on October 1, 1996.

For the year ended September 30, 1996, the Short Duration Plus, Government Short Duration and Diversified Municipal Portfolios utilized capital loss carryovers as follows:
                                                             Amount
-------------------------------------------------------------------
Short Duration Plus Portfolio                            $1,377,430
Government Short Duration Portfolio                         161,742
Diversified Municipal Portfolio                              29,561


C.   Foreign Currency Contracts

At September 30, 1996, the International Value Portfolio, Emerging Markets Value Portfolio, Intermediate Duration Portfolio and Short Duration Plus Portfolio had outstanding foreign currency contracts to purchase and sell foreign currencies as follows:


Foreign Currency Sell Contracts--Bernstein International Value Portfolio

                                       Value Payable at       Current       Contract           Contract
Foreign Currency                       Settlement Dates       Values       Appreciation     (Depreciation)
----------------------------------------------------------------------------------------------------------
Settlement 12/01/96 through 12/31/96
     Austrian Schillings                 $ 87,999,434      $ 87,363,771      $ 635,663                0
     British Pounds                        25,947,425        26,199,221              0        $(251,796)
     Deutschemarks                        279,928,124       277,103,425      2,824,699                0
     Finnish Markka                        40,273,121        39,910,080        363,041                0
     French Francs                        192,450,612       192,083,282        367,330                0
     Hong Kong Dollars                     30,402,566        30,398,670          3,896                0
     Japanese Yen                         752,086,997       737,667,298     14,419,699                0
                                       --------------    --------------    -----------        ---------
Total                                  $1,409,088,279    $1,390,725,747    $18,614,328        $(251,796)
                                       ==============    ==============    ===========        =========

Foreign Currency Buy Contracts--Bernstein Emerging Markets Value Portfolio


                                       Value Receivable at    Current       Contract         Contract
Foreign Currency                        Settlement Dates      Values       Appreciation    (Depreciation)
---------------------------------------------------------------------------------------------------------
Settlement 10/01/96 through 10/31/96
     New Taiwan Dollars                    $1,092,896       $1,092,896               0                0
                                           ----------       ----------     -----------        ---------
Total                                      $1,092,896       $1,092,896               0                0
                                           ==========       ==========     ===========        =========

Foreign Currency Sell Contracts--Bernstein Intermediate Duration Portfolio

                                       Value Payable at      Current         Contract        Contract
Foreign Currency                       Settlement Dates       Values       Appreciation   (Depreciation)
--------------------------------------------------------------------------------------------------------
Settlement 10/01/96 through 10/31/96
     Deutschemarks                        $58,413,096      $58,020,104        $392,992                0
                                          -----------      -----------        --------        ---------
Total                                     $58,413,096      $58,020,104        $392,992                0
                                          ===========      ===========        ========        =========

--------------------------------------------------------------------------------
30  Sanford C. Bernstein Fund, Inc.

Foreign Currency Sell Contracts--Bernstein Short Duration Plus Portfolio

                                       Value Payable at      Current          Contract        Contract
Foreign Currency                       Settlement Dates      Values         Appreciation   (Depreciation)
---------------------------------------------------------------------------------------------------------
Settlement 10/01/96 through 10/31/96
     Deutschemarks                        $13,888,706      $13,795,265         $93,441                0
                                          -----------      -----------         -------        ---------
Total                                     $13,888,706      $13,795,265         $93,441                0
                                          ===========      ===========         =======        =========

NOTE 4.   Concentration of Credit Risk

The two California Municipal Portfolios and the two New York Municipal Portfolios invest primarily in securities issued by the States of California and New York, respectively, and their various political subdivisions, and the performance of each of these Portfolios is closely tied to economic conditions within the applicable State and the financial condition of that State and its agencies and municipalities.

NOTE 5.   Risks Involved in Futures and Foreign Currency Contracts

All Portfolios of the Fund may purchase or sell financial futures contracts. Financial futures contracts obligate the buyer to take and the seller to make delivery at a future date of a specified quantity of a financial instrument or an amount of cash based on the value of a securities index or the market value in U.S. dollars of a foreign currency. The contract amounts reflect the extent of each Portfolio's involvement and risk of loss in these financial instruments. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities hedged or used for cover. The Fund's activities in futures contracts are conducted through regulated exchanges that do not result in counterparty credit risks.

Foreign currency contracts involve elements of market risk in excess of the amount reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the foreign currency contract. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

NOTE 6.   Capital-Share Transactions

The Fund has authorized 2 billion shares of common stock, par value $0.001 per share, of which, at September 30, 1996, 1,250 million are divided into 11 Portfolios, allocated 300 million to the Bernstein International Value Portfolio, 200 million to the Bernstein Intermediate Duration Portfolio, 100 million each to the Bernstein Emerging Markets Value Portfolio, Bernstein Short Duration Plus Portfolio, Bernstein Government Short Duration Portfolio, Bernstein Diversified Municipal Portfolio, Bernstein California Municipal Portfolio and Bernstein New York Municipal Portfolio, and 50 million allocated to each of the Bernstein Short Duration Diversified Municipal Portfolio, Bernstein Short Duration California Municipal Portfolio, and Bernstein Short Duration New York Municipal Portfolio. Share transactions for each portfolio for the years ended September 30, 1996 and September 30, 1995 were as follows:


                                            Bernstein               Bernstein               Bernstein
                                       International Value     Emerging Markets Value   Intermediate Duration
                                            Portfolio               Portfolio               Portfolio
                                     Year Ended     Year Ended      Year Ended     Year Ended    Year Ended
                                       9/30/96       9/30/95        9/30/96 (a)      9/30/96        9/30/95
------------------------------------------------------------------------------------------------------------
Shares sold                           59,526,336    48,703,157      12,938,295     44,452,465     32,922,950

Shares issued to shareholders
on reinvestment of dividends
from net investment income

and distributions from net
realized gains                        3,459,081      4,181,809               0      2,361,018      1,567,809

Shares redeemed                     (14,461,352)    (9,816,472)       (383,910)   (21,720,787)   (16,255,325)

Net increase in shares
outstanding                          48,524,065     43,068,494      12,554,385     25,092,696     18,235,434
                                    -----------    -----------      ----------    -----------     ----------
Shares outstanding at
beginning of period                 124,120,488     81,051,994               0     85,912,620     67,677,186
                                    -----------    -----------      ----------    -----------     ----------
Shares outstanding at
end of period                       172,644,553    124,120,488      12,554,385    111,005,316     85,912,620
                                    ===========    ===========      ==========    ===========     ==========

(a) Commenced operations December 15, 1995
--------------------------------------------------------------------------------
                                                          1996 Annual Report  31

                        Sanford C. Bernstein Fund, Inc.

                                             Bernstein                       Bernstein                   Bernstein
                                         Short Duration Plus              Goverment Short           Diversified Municipal
                                             Portfolio                       Portfolio                   Portfolio
                                     Year Ended     Year Ended      Year Ended     Year Ended     Year Ended    Year Ended
                                       9/30/96       9/30/95          9/30/96        9/30/95         9/30/96     9/30/95
----------------------------------------------------------------------------------------------------------------------------
Shares sold                           14,658,652    17,149,704       4,098,904      4,035,966      21,871,096     17,481,041

Shares issued to shareholders
on reinvestment of dividends
from net investment income
and distributions from net
realized gains                          902,905      1,079,281         298,893        327,525         707,494        598,743

Shares redeemed                     (15,212,925)   (20,124,155)     (4,646,753)    (7,908,658)    (10,454,791)   (11,653,156)

Net increase in shares
outstanding                             348,632     (1,895,170)       (248,956)    (3,545,167)     12,123,799      6,426,628
                                     ----------     ----------      ----------     ----------      ----------     ----------
Shares outstanding at
beginning of period                  42,780,571     44,675,741      11,447,945     14,993,112      48,937,336     42,510,708
                                     ----------     ----------      ----------     ----------      ----------     ----------
Shares outstanding at
end of period                        43,129,203     42,780,571      11,198,989     11,447,945      61,061,135     48,937,336
                                     ==========     ==========      ==========     ==========      ==========     ==========



                                                Bernstein                    Bernstein              Bernstein Short Duration
                                            California Municipal         New York Municipal           Diversified Municipal
                                                Portfolio                Duration Portfolio                 Portfolio
                                        Year Ended     Year Ended     Year Ended     Year Ended     Year Ended    Year Ended
                                          9/30/96        9/30/95        9/30/96        9/30/95        9/30/96     9/30/95(b)
-----------------------------------------------------------------------------------------------------------------------------
Shares sold                             9,712,613      6,543,550      12,846,371     10,135,649     5,868,769      12,677,253

Shares issued to shareholders
on reinvestment of dividends
from net investment income
and distributions from net
realized gains                            225,514        190,265         744,678        602,164       139,065          87,137

Shares redeemed                        (4,648,754)    (5,752,212)     (7,209,521)    (8,152,089)   (4,512,344)     (4,743,724)

Net increase in shares
outstanding                             5,289,373        981,603       6,381,528      2,585,724     1,495,490       8,020,666
                                       ----------     ----------      ----------     ----------     ---------      ----------
Shares outstanding at
beginning of period                    15,757,372     14,775,769      34,014,866     31,429,142     8,020,666               0
                                       ----------     ----------      ----------     ----------     ---------      ----------
Shares outstanding at
end of period                          21,046,745     15,757,372      40,396,394     34,014,866     9,516,156      8,020,666
                                       ==========     ==========      ==========     ==========     =========      =========


                                                Bernstein Short Duration      Bernstein Short Duration
                                                   California Municipal           New York Municipal
                                                        Portfolio                     Portfolio
                                                Year Ended     Year Ended     Year Ended    Year Ended
                                                 9/30/96       9/30/95(b)      9/30/96       9/30/95(b)
-------------------------------------------------------------------------------------------------------
Shares sold                                     3,924,117      7,005,347      2,783,281       7,143,738

Shares issued to shareholders on
reinvestment of dividends from net
investment income and distributions
from net realized gains                           101,928         58,976         77,743          79,818

Shares redeemed                                (3,229,468)    (2,041,346)    (2,550,234)     (2,840,518)

Net increase in shares
outstanding                                       796,577      5,022,977        310,790       4,383,038
                                                 ---------     ---------      ---------       ---------
Shares outstanding at
beginning of period                              5,022,977             0      4,383,038               0
                                                 ---------     ---------      ---------       ---------
Shares outstanding at

end of period                                    5,819,554     5,022,977      4,693,828       4,383,038
                                                 =========     =========      =========       =========

(b) Commenced operations October 3, 1994
--------------------------------------------------------------------------------
32  Sanford C. Bernstein Fund, Inc.

Sanford C. Bernstein Fund, Inc.

Directors and Officers

Roger Hertog
President, Treasurer and Director
President, Chief Operating Officer and Director,
Sanford C. Bernstein & Co., Inc.

Stuart K. Nelson
Senior Vice President and Director
Senior Vice President, General Counsel and
Director, Sanford C. Bernstein & Co., Inc.

Arthur Aeder
Director
Consultant

Peter Bernstein*
Director
President, Peter L. Bernstein, Inc.

William Kristol
Director
Editor and Publisher, The Weekly Standard

Theodore Levitt
Director
Professor of Business Administration Emeritus,
Harvard University

Francis H. Trainer, Jr.
Senior Vice President
Senior Vice President and Director,
Sanford C. Bernstein & Co., Inc.

Jean Margo Reid
Secretary
Vice President and Associate General Counsel,
Sanford C. Bernstein & Co., Inc.


Independent Accountants

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036


Legal Counsel


Shereff, Friedman, Hoffman & Goodman LLP
919 Third Avenue
New York, New York 10022


Custodian and Transfer Agent

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110


Investment Advisor

Sanford C. Bernstein & Co., Inc.

767 Fifth Avenue
New York, New York 10153

227 West Monroe Street
Chicago, Illinois 60606

300 Crescent Court
Dallas, Texas 75201

1999 Avenue of the Stars
Los Angeles, California 90067

555 California Street
San Francisco, California 94104

Phillips Point-West Tower
777 South Flagler Drive
West Palm Beach, Florida 33401


* Not related to Zalman C. Bernstein, Chairman of the Executive Committee, Sanford C. Bernstein & Co., Inc.

                        Sanford C. Bernstein Fund, Inc.
                  767 Fifth Avenue, New York, New York 10153
                                (212) 756-4097

                        Sanford C. Bernstein Fund, Inc.

                                 ANNUAL REPORT
                              SEPTEMBER 30, 1996

                            Schedule of Investments
                               Stock Portfolios

                             --------------------

                              International Value
                            Emerging Markets Value

                        Sanford C. Bernstein Fund, Inc.
                       Report of Independent Accountants

To the Board of Directors and Shareholders of Sanford C. Bernstein Fund, Inc.

In our opinion, the statements of assets and liabilities included in the accompanying Annual Report, including the schedule of investments contained herein, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Bernstein International Value Portfolio and Bernstein Emerging Markets Value Portfolio (two of the eleven portfolios constituting Sanford C. Bernstein Fund, Inc., hereafter referred to as the "Fund") at September 30, 1996, the results of each of their operations for the period then ended, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1996 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

1177 Avenue of the Americas
New York, New York

November 15, 1996

                        Sanford C. Bernstein Fund, Inc.
                            Schedule of Investments
                    Bernstein International Value Portfolio
                              September 30, 1996

Shares                     Description                        Market Value*
---------------------------------------------------------------------------
EQUITIES:                                                            97.50%
---------------------------------------------------------------------------
AUSTRALIA:                                                            1.37%
---------------------------------------------------------------------------
Broadcasting & Publishing
     2,857,787      Pacific Magazines & Printing              $   7,759,824
                    (Note A, p. 5)

Building Materials
     1,044,000      Boral Limited (Note A, p. 5)                  2,686,035

Food & Household Products
     1,371,597      Burns, Philp & Company Limited                1,954,461

Metal-Nonferrous
     3,606,086      North Limited (Note A, p. 5)                 10,048,625

Paper & Forest Products
       800,000      Amcor Limited (Note A, p. 5)                  4,825,839

Real Estate
     4,134,000      Schroders Property Fund                       7,657,979
       797,822      Westfield America (Note B, p. 5)                688,431
     3,989,114      Westfield Trust                               7,421,167
                                                              -------------

Total Australian Stocks
(Cost $41,459,869)                                               43,042,361
                                                              -------------

---------------------------------------------------------------------------
AUSTRIA:                                                              2.84%
---------------------------------------------------------------------------
Banking
       638,718      Creditanstalt-Bankverein                     39,247,173

Construction & Housing
       107,410      Wienerberger Baustoffindustrie AG            19,660,000

Food & Household Products
       180,995      Brau-Union Goess-Reinighaus                  10,801,396
        86,350      Oesterreichische                              5,466,716
                    Brau-Beteiligungs AG

Metal-Steel

       200,000      Voest-Alpine Stahl AG                         6,908,109

Utilities-Electric, Gas & Water
        99,650      Oesterreichische                              6,884,859
                    Elektrizitaetswirtschafts AG
                    (Verbund)
                                                              -------------
Total Austrian Stocks
(Cost $93,467,955)                                               88,968,253
                                                              -------------

---------------------------------------------------------------------------
CANADA:                                                               4.44%
---------------------------------------------------------------------------
Banking
        50,000      Bank of Montreal                              1,341,678
     2,338,600      National Bank of Canada                      21,032,120

Broadcasting & Publishing
       706,200      Torstar Corp. (Class B)                      13,972,609

Energy Sources
       750,200      Suncor Inc.                               $  27,015,131

Food & Household Products
       850,700      Saskatchewan Wheat Pool (Class B)            10,117,715
                    (Note B, p. 5)

Metal-Steel
     2,688,900      Dofasco Inc.                                 41,258,358

Telecommunications
     1,371,700      Telus Corp.                                  18,781,444

Textiles/Apparel
     1,025,300      Dominion Textile Inc.                         5,457,327
                                                              -------------

Total Canadian Stocks
(Cost $121,262,835)                                             138,976,382
                                                              -------------

---------------------------------------------------------------------------
FINLAND:                                                              2.31%
---------------------------------------------------------------------------
Consumer Cyclicals-Wholesale & International Trade
     1,002,300      Kesko                                        16,093,984

Food & Household Products
       262,930      Cultor Oy Series 2 (Note A, p. 5)            14,034,590

Insurance (Non-Life)
       411,275      Sampo Insurance Co-'A' Free                    29,690,399


Paper & Forest Products
        25,000      Enzo Oy 'A' (Note A, p. 5)                      191,963
     1,562,500      Enzo Oy 'R' (Note A, p. 5)                   12,236,940
                                                              -------------

Total Finnish Stocks
(Cost $61,586,257)                                               72,247,876
                                                              -------------

---------------------------------------------------------------------------
FRANCE:                                                              11.89%
---------------------------------------------------------------------------
Automobiles
       258,330      Peugeot SA                                   28,456,058

Banking
       270,400      Compagnie Financiere de Paribas              17,379,305
        20,000      Credit National (Note A, p. 5)                1,002,807
        74,920      Societe Generale                              8,281,739

Broadcasting & Publishing
       159,800      CEP Communications                           11,755,687

Business & Public Services
       583,700      Compagnie Generale des Eaux                  63,392,837

Construction & Housing
       135,195      Eiffage                                       7,202,723

Electrical & Electronics
       364,891      Alcatel Alsthom                              30,763,727

Energy Sources
        93,702      ESSO SAF                                      9,378,363
       347,626      Societe Nationale Elf Aquitaine              27,181,520

Financial Services
     39,031         Eurafrance                                   15,505,103

Food & Household Products
     220,950        Eridania Beghin-Say SA                       34,091,017

*See Note 1, page 26 in Notes to Financial Statements.

-------------------------------------------------------------------------------
                                  Schedule of Investments--Stock Portfolios   1

Shares                     Description                         Market Value
---------------------------------------------------------------------------
Machinery & Engineering
       412,460      Vallourec                                 $  19,315,473


Merchandising
       622,418      Etablissements Economiques du                25,303,994
                    Casino Guichard Perrachon et Cie
                    (Note A, p. 5)
       567,925      Etablissements Economiques du                15,502,357
                    Casino Guichard Perrachon et Cie (PFD)

Metal-Steel
       650,872      Usinor Sacilor                               10,042,493

Miscellaneous Materials
       110,928      Compagnie de Saint-Gobain                    15,032,349

Multi-Industry
        17,895      Financiere et Industrielle Gaz et Eaux        7,053,377
         7,000      Worms et Compagnie                              352,338

Real Estate
       205,750      Sefimeg                                      14,789,464
       127,216      Simco                                        10,466,905
                                                              -------------
Total French Stocks
(Cost $370,106,975)                                             372,249,636
                                                              -------------

---------------------------------------------------------------------------
GERMANY:                                                             17.24%
---------------------------------------------------------------------------
Banking
     1,393,400      Bayerische Hypotheken und                    39,742,334
                    Wechsel Bank (Note A, p. 5)
       849,560      Bayerische Vereinsbank (Note A, p. 5)        29,488,951
       196,773      Commerzbank (Note A, p. 5)                   44,911,515
       559,650      Dresdner Bank (Note A, p. 5)                 14,745,379
       193,016      IKB Deutsche Industriebank                   35,015,674
                    (Note A, p. 5)

Building Materials
         4,293      Dyckerhoff AG (Vorzug)                          950,314

Chemicals
     1,648,500      BASF AG (Note A, p. 5)                       51,822,647
     1,320,000      Bayer AG (Note A, p. 5)                      48,411,815

Electrical & Electronics
       989,300      Siemens AG (Stamm) (Note A, p. 5)            52,131,167

Health & Personal Care
        62,266      Dragerwerk AG (Vorzug)                        8,559,587
        20,000      Wella AG (Stamm)                             12,011,265
        11,275      Wella AG (Vorzug) (Note A, p. 5)              6,793,503

Machinery & Engineering
        35,000      MAN AG (Stamm) (Note A, p. 5)                 9,031,370

        65,996      MAN AG (Vorzug) (Note A, p. 5)               13,117,942

Merchandising
        46,300      Herlitz AG (Stamm) (Note B, p. 5)             5,261,019
        53,850      Herlitz AG (Vorzug) (Note B, p. 5)            6,013,115
        73,500      Karstadt AG (Note A, p. 5)                   25,368,066
       394,848      Metro AG (Vorzug)                            25,471,562

Multi-Industry
        24,350      Rheinmetall Berlin (Stamm)                $   3,348,942
        24,538      Rheinmetall Berlin (Vorzug)                   2,699,839

Non-Financial
        49,625      Grohe (Friedrich) AG (NVP)                   13,633,956

Textiles/Apparel
        10,305      Hugo Boss                                    12,013,164

Utilities-Electric, Gas & Water
       732,600      RWE AG (Stamm) (Note A, p. 5)                27,636,230
       389,800      RWE AG (Vorzug) (Note A, p. 5)               11,909,208
       757,000      VEBA AG (Note A, p. 5)                       39,612,483
                                                              -------------
Total German Stocks
(Cost $475,867,371)                                             539,701,047
                                                              -------------

---------------------------------------------------------------------------
HONG KONG:                                                            0.91%
---------------------------------------------------------------------------
Real Estate
     5,056,146      Great Eagle Holdings (Note A, p. 5)          15,038,324
     4,019,000      Hang Lung Development Company                 7,691,866
     7,220,000      Tai Cheung Holdings                           5,742,015
                                                              -------------
Total Hong Kong Stocks
(Cost $28,616,162)                                               28,472,205
                                                              -------------

---------------------------------------------------------------------------
ITALY:                                                                8.83%
---------------------------------------------------------------------------
Automobiles
    13,676,478      Magneti Marelli S.p.A. ORD                   16,071,489
                    (Note A, p. 5)
     2,267,500      Magneti Marelli S.p.A. RNC                    2,009,601

Banking
     7,992,000      Banca Commerciale Italiana                   15,808,236
                    (Note A, p. 5)
     1,599,200      Banca Popolare di Bergamo                    25,840,217
                    (Note A, p. 5)
     1,156,000      Banca Popolare di Milano                      6,100,068
                    (Note A, p. 5)

     5,885,800      Banco Ambrosiano Veneto RNC                   8,976,014
       444,800      Banco di Sardegna RNC                         2,598,864
     1,554,090      Istituto Bancario San Paolo di               10,208,583
                    Torino ORD (Note A, p. 5)
     3,899,750      Istituto Mobiliare Italiano
                    (Note A, p. 5)                               33,043,869

Energy Sources
    10,978,000      ENI S.p.A. (Note A, p. 5)                    56,228,692

Machinery & Engineering
     5,635,000      Finmeccanica ORD (Note B, p. 5)               2,101,958
       750,000      Finmeccanica RNC (Note B, p. 5)                 272,772

Telecommunications
    37,085,500      Telecom Italia S.p.A. ORD                    82,412,222
                    (Note A, p. 5)
     8,123,000      Telecom Italia S.p.A. RNC                    14,952,826
                    (Note A, p. 5)
                                                              -------------
Total Italian Stocks
(Cost $244,410,575)                                             276,625,411
                                                              -------------

-------------------------------------------------------------------------------
2  Sanford C. Bernstein Fund, Inc.--1996 Annual Report

Shares                     Description                         Market Value
---------------------------------------------------------------------------
JAPAN:                                                               29.33%
---------------------------------------------------------------------------
Appliances & Household Durables
     2,071,000      Matsushita Electric Industrial            $  34,702,240
                    Co., Ltd.

Automobiles
     1,282,000      Aisin Seiki Co., Ltd. (Note A, p. 5)         19,413,799
       393,000      Toyoda Gosei Co., Ltd. (Note A, p. 5)         3,197,527

Banking
       375,900      Bank of Iwate                                21,186,479
     1,540,000      Biwako Bank                                   7,589,606
     3,381,000      Higo Bank                                    24,236,559
     1,515,000      Hyakugo Bank                                  9,692,742
        95,000      Hyakujushi Bank (Note A, p. 5)                  612,903
     2,218,000      Kagoshima Bank                               16,495,878
     3,206,000      Michinoku Bank                               24,993,011
     1,442,000      Miyazaki Bank                                 9,238,620
     1,733,000      Oita Bank                                    13,478,889
     3,422,000      Toho Bank                                    24,346,487
         1,000      Yamagata Bank                                     4,937


Business & Public Services
         1,000      Dai Nippon Printing                              18,638
     1,254,000      Toppan Printing Co., Ltd.                    17,641,398

Chemicals
     2,371,000      Fuji Photo Film Co., Ltd.                    72,022,312
     1,393,000      Kansai Paint Co., Ltd.                        6,553,091

Construction & Housing
     4,252,000      Sekisui House, Ltd.                          46,482,437

Electrical & Electronics
     8,744,000      Hitachi, Ltd.                                84,619,355

Energy Sources
     1,678,000      General Sekiyu (Note A, p. 5)                13,457,079

Financial Services
     2,499,000      Hitachi Credit (Note A, p. 5)                44,337,097

Food & Household Products
       174,000      Ezaki Glico Co., Ltd. (Note A, p. 5)          1,746,237
       200,000      Hokkaido Coca-Cola Bottling Co., Ltd.         2,580,645
       176,000      Kita Kyushu Coca-Cola Bottling                4,273,835
                    Co., Ltd.
       191,000      Mikuni Coca-Cola Bottling Co., Ltd.           2,601,434
       207,000      Sanyo Coca-Cola Bottling Co., Ltd.            2,949,193
       214,000      Shikoku Coca-Cola Bottling Co., Ltd.          2,780,466
                    (Note A, p. 5)

Health & Personal Care
       716,000      Daiichi Pharmaceutical Co., Ltd.             11,291,756
     1,130,000      Yamanouchi Pharmaceutical Co., Ltd.          23,896,058
                    (Note A, p. 5)

Insurance (Non-Life)
     4,998,000      Chiyoda Fire & Marine                        29,468,494
     3,744,000      Dai-Tokyo Fire & Marine                      25,798,710

Machinery & Engineering
     3,291,000      Makita Corp.                                 48,067,473
       973,000      Sintokogio (Note A, p. 5)                     8,718,638

Merchandising
       333,000      Aoki International Co., Ltd.              $   6,445,162
                    (Note A, p. 5)
       860,000      Aoyama Trading Co., Ltd.                     23,503,584

Metal-Steel
       690,000      Kurimoto, Ltd.                                7,543,011
     1,440,000      Maruichi Steel Tube, Ltd.                    25,548,387
       432,900      Tokyo Steel Manufacturing Co., Ltd.           7,641,694
       510,000      Yamato Kogyo Co., Ltd.                        5,301,075
       862,000      Yodogawa Steel Works, Ltd.                    6,179,211

                    (Note A, p. 5)

Miscellaneous Materials
     2,709,000      Yamamura Glass Co., Ltd.                     14,321,774

Real Estate
     2,903,000      Daiwa Kosho Lease Co., Ltd.                  27,313,172
                    (Note A, p. 5)

Textiles/Apparel
     1,345,000      Gunze Ltd.                                    7,773,521
     1,257,000      Teijin Ltd.                                   6,330,054
       858,000      Tokyo Style Co., Ltd.                        13,992,473
       970,000      Wacoal Corp.                                 12,168,459
       350,400      World Co., Ltd. (Note A, p. 5)               14,819,785

Transportation-Road & Rail
     3,276,000      Seino Transportation Co., Ltd.               46,674,194

Utilities-Electric, Gas & Water
       350,000      Hokkaido Electric Power Co., Inc.             7,401,434
                    (Note A, p. 5)
       401,800      Hokuriku Electric Power Co., Inc.             8,388,835
       303,000      Kyushu Electric Power Co., Inc.               6,461,828
                    (Note A, p. 5)
       317,200      Shikoku Electric Power Co., Inc.              6,764,659
       250,000      Tohoku Electric Power Co., Inc.               5,421,147
                                                              -------------
Total Japanese Stocks
(Cost $930,357,687)                                             918,487,482
                                                              -------------

---------------------------------------------------------------------------
NETHERLANDS:                                                          2.94%
---------------------------------------------------------------------------
Banking
       335,100      ABN Amro Holding NV                          18,567,753

Chemicals
        67,872      DSM NV                                        6,657,614

Energy Sources
       273,343      Royal Dutch Petroleum                        42,692,388

Food & Household Products
       775,000      Unilever plc                                 16,575,951

Real Estate
        26,000      Wereldhave NV                                 1,480,119

Telecommunications
       178,578      Koninklijke PTT Nederland NV                  6,141,323
                                                              -------------
Total Netherlands Stocks

(Cost $72,729,606)                                               92,115,148
                                                              -------------

-------------------------------------------------------------------------------
                                  Schedule of Investments--Stock Portfolios   3

Shares                     Description                         Market Value
---------------------------------------------------------------------------
SPAIN:                                                                4.73%
---------------------------------------------------------------------------
Banking
       541,600      Argentaria                                $  22,426,152
       358,550      Banco Bilbao Vizcaya                         16,520,984
       380,750      Banco Central Hispanoamericano                8,608,956

Construction & Housing
     1,127,455      Dragados Y Construcciones, SA                14,523,179
                    (Note A, p. 5)

Energy Sources
       443,150      Repsol, SA (Note A, p. 5)                    14,555,518

Utilities-Electric, Gas & Water
     3,084,784      Fuerzas Electricas de Cataluna, SA           23,097,464
     7,815,448      Union Electrica Fenosa, SA                   48,481,570
                    (Note A, p. 5)
                                                              -------------
Total Spanish Stocks (Cost $135,890,314)                        148,213,823
                                                              -------------

---------------------------------------------------------------------------
SWEDEN:                                                               0.85%
---------------------------------------------------------------------------
Appliances & Household Durables
       111,150      AB Electrolux Class B                         6,247,963

Banking
       254,000      Sparbanken Sverige                            3,679,659
       560,800      Svenska Handelsbanken Class A                13,794,257

Real Estate
        56,080      Nackebro Fastighets AB                          829,348
                    (Notes A & B, p. 5)
       174,090      Tornet Fastighets AB                          2,022,866
                    (Notes A & B, p. 5)
                                                              -------------
Total Swedish Stocks
(Cost $19,278,639)                                               26,574,093
                                                              -------------

---------------------------------------------------------------------------
SWITZERLAND:                                                          2.88%

---------------------------------------------------------------------------
Banking

       118,974      Schweizerischer Bankverein Bearer            22,677,286

Food & Household Products
        10,349      Nestle, SA                                   11,526,372

Health & Personal Care
        43,800      Ciba-Geigy Limited                           55,971,319
                                                              -------------
Total Swiss Stocks
(Cost $56,758,508)                                               90,174,977
                                                              -------------

---------------------------------------------------------------------------
UNITED KINGDOM:                                                       6.94%
---------------------------------------------------------------------------
Automobiles
     4,633,398      Lex Service plc                              26,579,126

Broadcasting & Publishing
     3,183,211      United News and Media plc                    34,328,258

Building Materials
       359,333      Redland plc                                   2,564,656

Construction & Housing
     1,900,000      Tarmac plc                                    2,869,776

Electrical & Electronics
     1,760,898      The General Electric Co., plc             $  10,900,535

Food & Household Products
    11,102,960      Hazlewood Foods plc                          16,770,005
     1,600,100      Hillsdown Holdings plc                        4,495,507

Insurance (Non-Life)
     1,572,063      Guardian Royal Exchange plc                   6,335,987
     2,706,565      Royal Sun & Alliance Insurance               17,178,152
                    Group plc

Merchandising
       279,399      Safeway plc                                   1,436,572

Metal-Steel
     3,743,900      British Steel plc                            11,602,633

Multi-Industry
     2,915,475      Hanson plc                                    7,152,930

Real Estate
     2,300,000      MEPC plc                                     15,785,725


Transportation-Shipping
     1,289,800      Shell Transportation & Trading               19,683,127

Utilities-Electric, Gas & Water
       574,600      Anglian Water plc                             4,834,051
     3,262,480      South West Water plc                         34,749,063
                                                              -------------
Total United Kingdom Stocks
(Cost $187,757,014)                                             217,266,103
                                                              -------------
Total Equities
(Cost $2,839,549,767)                                         3,053,114,797
                                                              -------------

---------------------------------------------------------------------------
RIGHTS-FRANCE MULTI-INDUSTRY (Note B, p. 5):                          0.01%
---------------------------------------------------------------------------
        17,895      Financiere et Industrielle Gaz et               360,983
                    Eaux (Expiration 11/19/1996)
                                                              -------------
Total Rights (Cost $0)                                              360,983
                                                              -------------
---------------------------------------------------------------------------
WARRANTS-FRANCE BROADCASTING &
PUBLISHING (Note B, p. 5):                                            0.01%
---------------------------------------------------------------------------
       159,800      CEP Communications                              300,079
                    (Expiration 12/31/1997)
                                                              -------------
Total Warrants (Cost $421,034)                                      300,079
                                                              -------------

---------------------------------------------------------------------------
REPURCHASE AGREEMENT:                                                 0.42%
---------------------------------------------------------------------------
    13,092,000      State Street Bank & Trust Co.,               13,092,000
                    Repurchase Agreement,
                    Dated 09/30/1996, 4.90%,
                    maturing 10/01/1996,
                    Collateral 10,975,000 principal
                    amount U.S. Treasury Bond,
                    8.875%, 02/15/2019,
                    Value $13,358,638
                                                              -------------
Total Repurchase Agreement
(Cost $13,092,000)                                               13,092,000
                                                              -------------

-------------------------------------------------------------------------------
4  Sanford C. Bernstein Fund, Inc.--1996 Annual Report

---------------------------------------------------------------------------

INVESTMENT SUMMARY
---------------------------------------------------------------------------
Total Investments (Cost $2,853,062,801)         97.94%       $3,066,867,859
(Note D, below)

Cash and Other Assets, Less Liabilities          2.06            64,390,402
(Note E, below)
                                               -------       --------------
Net Assets (Equivalent to $18.14
per share based on 172,644,553
shares of capital stock outstanding)           100.00%       $3,131,258,261
                                               =======       ==============

---------------------------------------------------------------------------
LONG FUTURES CONTRACT
---------------------------------------------------------------------------
Quantity                 Description                Unrealized Appreciation
---------------------------------------------------------------------------
350              French CAC 40 Stock Index                   $      457,300
                 October 1996
                                                             --------------
Total Long Futures Contract                                  $      457,300
                                                             --------------

---------------------------------------------------------------------------
FOREIGN CURRENCIES
---------------------------------------------------------------------------
Quantity                 Description                           Market Value
---------------------------------------------------------------------------
2,055,823        Australian Dollar                           $    1,627,473
37,769,627       Austrian Schilling                               3,516,398
2,232,931        British Pound                                    3,494,961
3,954,395        Canadian Dollar                                  2,903,161
7,029,818        Deutschemark                                     4,603,981
5,948,330        Finnish Markka                                   1,301,262
12,645,139       French Franc                                     2,646,682
11,562,769       Hong Kong Dollar                                 1,495,250
2,585,555,706    Italian Lira                                     1,697,394
1,290,574,699    Japanese Yen                                    11,564,288
1,895,481        Netherlands Guilder                              1,106,721
719,069,411      Spanish Peseta                                   5,596,741
5,563,232        Swedish Krona                                      839,518
2,038,740        Swiss Franc                                      1,624,236
                                                              -------------
Total Foreign Currencies                                      $  44,018,066
                                                              -------------
---------------------------------------------------------------------------
(A) Represents entire or partial security position out on loan or securities contractually obligated to be loaned at a future date.
(B) Non-income-producing security
(C) Explanation of abbreviations:
    PFD-Preferred Share
    Stamm-German Ordinary Share
    Vorzug-German Preferred Share

    NVP-Non-Voting Preference Share
    ORD-Italian Ordinary Share
    RNC-Italian Savings Share
(D) At September 30, 1996, the cost basis of investment
    securities owned was substantially identical for both book and tax.
(E) Includes $2,034,371 U.S. dollar equivalent of French francs pledged as collateral for futures transactions.
(F) Allocation of assets by industry as of September 30, 1996:
    Appliances & Household Durables                             1.31%
    Automobiles                                                 3.06
    Banking                                                    19.57
    Broadcasting & Publishing                                   2.17
    Building Materials                                          0.20
    Business & Public Services                                  2.59
    Chemicals                                                   5.92
    Construction & Housing                                      2.90
    Consumer Cyclicals-Wholesale & International Trade          0.51
    Electrical & Electronics                                    5.70
    Energy Sources                                              6.08
    Financial Services                                          1.91
    Food & Household Products                                   4.56
    Health & Personal Care                                      3.78
    Insurance (Non-Life)                                        3.46
    Machinery & Engineering                                     3.21
    Merchandising                                               4.29
    Metal-Nonferrous                                            0.32
    Metal-Steel                                                 3.90
    Miscellaneous Materials                                     0.94
    Multi-Industry                                              0.67
    Non-Financial                                               0.44
    Paper & Forest Products                                     0.55
    Real Estate                                                 3.73
    Telecommunications                                          3.91
    Textiles/Apparel                                            2.32
    Transportation-Road & Rail                                  1.49
    Transportation-Shipping                                     0.63
    Utilities-Electric, Gas & Water                             7.40
    Repurchase Agreement                                        0.42
    Cash and Other Assets, Less Liabilities                     2.06
                                                              -------
    Total                                                     100.00%
                                                              =======
See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                  Schedule of Investments--Stock Portfolios    5

                        Sanford C. Bernstein Fund, Inc.
                            Schedule of Investments
                  Bernstein Emerging Markets Value Portfolio
                              September 30, 1996


Shares                     Description                        Market Value*
---------------------------------------------------------------------------
EQUITIES:                                                            96.72%
---------------------------------------------------------------------------
ARGENTINA:                                                            6.60%
---------------------------------------------------------------------------
Banking
        97,000      Banco de Galicia Y Buenos Aires           $     533,607
                    S.A. de C.V.
         4,000      Banco de Galicia Y Buenos Aires                  87,500
                    S.A. de C.V. ADR

Beverage & Tobacco
        50,082      Nobleza Piccardo S.A.I.C.                       185,340

Energy Sources
     2,490,600      Astra Cia Argentina de Petroleo S.A.          4,010,668

Metal-Steel
     3,115,498      Siderca S.A.I.C.                              4,643,020

Real Estate
       332,300      IRSA Inversiones y                              987,128
                    Representaciones S.A.
         3,700      IRSA Inversiones y                              109,613
                    Representaciones S.A. GDR

Textiles/Apparel
     2,373,530      Alpargatas S.A.I.C. (Note B, p. 9)            1,400,663

Utilities-Electric, Gas & Water
     1,943,759      Central Puerto S.A.                           6,124,066
                                                              -------------
Total Argentine Stocks
(Cost $17,119,862)                                               18,081,605
                                                              -------------

---------------------------------------------------------------------------
BRAZIL:                                                               4.88%
---------------------------------------------------------------------------
Food & Household Products
       753,000      Santista Alimentos S.A. (Note B, p. 9)        1,489,629

Metal-Steel
   123,083,500      Siderurgica Riograndense S.A. (PFD)           1,904,534

Multi-Industry
     3,536,000      Itausa Investment Itau S.A.                   2,770,346

Paper & Forest Products
   101,000,000      Votorantim Celulose Papel S.A. (PFD)          1,989,139

Utilities-Electric, Gas & Water
       386,000      Centrais Electricas Brasileiras ADR           5,211,000

                                                              -------------
Total Brazilian Stocks
(Cost $13,110,184)                                               13,364,648
                                                              -------------

---------------------------------------------------------------------------
CHILE:                                                                4.49%
---------------------------------------------------------------------------
Banking
       149,500      Banco O'Higgins ADR                           3,494,563

Beverage & Tobacco
       109,000      Vina Concha Y Toro S.A. ADR               $   2,057,375

Telecommunications
        36,600      Compania de Telecomunicaciones de             3,536,475
                    Chile S.A. ADR

Utilities-Electric, Gas & Water
       138,700      Chilgener S.A. ADR                            3,224,775
                                                              -------------
Total Chilean Stocks
(Cost $11,957,914)                                               12,313,188
                                                              -------------

---------------------------------------------------------------------------
CHINA:                                                                4.86%
---------------------------------------------------------------------------
Appliances & Household Durables
    15,739,145      Shenzhen China Bicycles Co., Ltd.             3,826,405

Chemicals
    29,112,000      Yizheng Chemical Fibre Co., Ltd.              7,077,533

Metal-Steel
     4,968,000      Maanshan Iron & Steel Co., Ltd.                 912,267

Utilities-Electric, Gas & Water
        90,000      Shandong Huaneng Power Company                1,496,250
                    Ltd. ADR
                                                              -------------
Total Chinese Stocks
(Cost $12,388,495)                                               13,312,455
                                                              -------------

---------------------------------------------------------------------------
INDIA:                                                                3.55%
---------------------------------------------------------------------------
Chemicals
       669,000      Southern Petrochemical Industries             3,177,750
                    Corp., Ltd. GDS

Consumer Cyclicals-Wholesale & International Trade
        40,000      Videocon International Ltd. GDR                  72,000

                    (Note B, p. 9)
       828,000      Videocon International Ltd. GDS               1,531,800
                    (Note B, p. 9)

Financial Services
       200,000      Industrial Credit & Investment                2,226,000
                    Corp. of India Ltd. GDR (Note B, p. 9)

Utilities-Electric, Gas & Water
       157,000      BSES Ltd. GDR (Note B, p. 9)                  2,708,250
                                                              -------------
Total Indian Stocks
(Cost $12,993,255)                                                9,715,800
                                                              -------------

---------------------------------------------------------------------------
INDONESIA:                                                            8.66%
---------------------------------------------------------------------------
Automobiles
     7,500,500      PT Gadjah Tunggal (Foreign)                   3,228,799
       500,000      PT Gadjah Tunggal (Local)                       215,239

Building Materials
     1,205,000      PT Semen Cibinong (Foreign)                   3,112,355

Food & Household Products
     7,627,500      PT Sinar Mas Multiartha (Foreign)             5,499,811

Paper & Forest Products
     2,450,500      PT Inti Indorayon Utama (Foreign)             2,136,144

*See Note 1, page 26 in Notes to Financial Statements.

--------------------------------------------------------------------------------
6  Sanford C. Bernstein Fund, Inc.--1996 Annual Report

Shares                     Description                         Market Value
---------------------------------------------------------------------------
Real Estate
     5,137,000      PT Dharmala Intiland (Foreign)            $   6,136,537

Telecommunications
     1,584,000      PT Telekomunikasi Indonesia                   2,454,757
                    (Foreign)
        30,000      PT Telekomunikasi Indonesia ADR                 933,750
                                                              -------------
Total Indonesian Stocks
(Cost $24,029,825)                                               23,717,392
                                                              -------------

---------------------------------------------------------------------------
ISRAEL:                                                               5.17%

---------------------------------------------------------------------------
Banking
     2,218,839      Bank Hapoalim                                 3,045,099
       154,343      Israel Discount Bank                          1,451,434

Multi-Industry
     1,999,527      Israel Land Development (Note B, p. 9)        5,544,367
         8,500      Israel Land Development ADR                      70,656
                    (Note B, p. 9)

Telecommunications
       533,722      Bezeq Israeli Telecommunication               1,278,496
                    Corp. Ltd.

Textiles/Apparel
     2,801,468      Kitan Consolidated (Note B, p. 9)             2,761,186
                                                              -------------
Total Israeli Stocks
(Cost $17,126,008)                                               14,151,238
                                                              -------------

---------------------------------------------------------------------------
MALAYSIA:                                                             9.78%
---------------------------------------------------------------------------
Automobiles
       269,000      Oriental Holdings Berhad                      2,157,237
     1,782,000      Tan Chong Motor Berhad                        2,986,116

Building Materials
     1,255,000      Cement Industries of Malaysia                 4,005,745
                    Berhad

Financial Services
     1,755,000      MBF Capital Berhad                            2,492,739

Miscellaneous Materials
     1,586,000      Golden Hope Plantations Berhad                2,657,676
     1,040,000      Kuala Lumpur Kepong Berhad                    2,697,096
     3,773,800      Malaysia Mining Corp. Berhad                  4,095,410

Real Estate
       350,000      Bolton Properties Berhad                        631,184

Utilities-Electric, Gas & Water
     1,443,000      Tenaga Nasional Berhad                        5,066,390
                                                              -------------
Total Malaysian Stocks
(Cost $26,117,641)                                               26,789,593
                                                              -------------

---------------------------------------------------------------------------
MEXICO:                                                               8.01%
---------------------------------------------------------------------------
Beverage & Tobacco

     1,234,000      Fomento Economico Mexicano S.A.               3,758,210
                    de C.V.

Construction & Housing
       260,400      Empresas ICA Sociedad                     $   3,971,100
                    Controladora S.A. de C.V. ADR
                    (Note B, p. 9)

Financial Services
         8,550      Grupo Financiero Banamex S.A.                    17,435
                    (Note B, p. 9)
       285,000      Grupo Financiero Banamex S.A. (NVP)             615,135
                    (Note B, p. 9)
     2,220,000      Grupo Financiero Serfin S.A. de C.V.          1,219,942

Metal-Nonferrous
       372,944      Grupo Mexico S.A. (NVP)                       1,160,512
                    (Note B, p. 9)

Metal-Steel
       170,100      Tubos de Acero de Mexico S.A. ADR             1,849,837
                    (Note B, p. 9)

Multi-Industry
       877,000      Cydsa S.A.                                    1,869,664

Retail
     1,410,000      Sears Roebuck de Mexico S.A. (NVP)            3,715,439
                    (Note B, p. 9)

Telecommunications
       165,000      Telefonos de Mexico S.A.                        263,930
       108,975      Telefonos de Mexico S.A. ADR                  3,500,822
                                                              -------------
Total Mexican Stocks
(Cost $21,796,311)                                               21,942,026
                                                              -------------

---------------------------------------------------------------------------
PHILIPPINES:                                                          7.70%
---------------------------------------------------------------------------
Banking
       404,000      Philippine National Bank (Note B, p. 9)       6,660,187

Food & Household Products
     9,116,000      Universal Robina Corp.                        4,604,040

Real Estate
    23,351,000      Robinson's Land Corp. - Series `B'            4,628,367
                    (Note B, p. 9)

Telecommunications
        60,670      Philippine Long Distance                      3,769,472
                    Telephone Co.

        22,700      Philippine Long Distance                      1,418,750
                    Telephone Co. ADR
                                                              -------------
Total Philippine Stocks
(Cost $20,736,849)                                               21,080,816
                                                              -------------

---------------------------------------------------------------------------
SOUTH AFRICA:                                                        10.22%
---------------------------------------------------------------------------
Banking
     1,034,881      Amalgamated Banks of South Africa             5,577,613

Beverage & Tobacco
       612,300      Rembrandt Group Ltd.                          5,533,848

Metal-Steel
     7,926,642      S.A. Iron & Steel Industrial                  5,224,437
                    Corp., Ltd.

--------------------------------------------------------------------------------
                                  Schedule of Investments--Stock Portfolios    7

Shares                     Description                         Market Value
---------------------------------------------------------------------------
Mining
       193,900      De Beers Consolidated Mines Ltd.          $   6,026,650
         2,500      De Beers Consolidated Mines                      77,500
                    Ltd. ADR
       508,000      Free State Consolidated Gold                  4,843,161
                    Mines Ltd.
        75,000      Free State Consolidated Gold                    721,875
                    Mines Ltd. ADR
                                                              -------------
Total South African Stocks
(Cost $30,673,251)                                               28,005,084
                                                              -------------

---------------------------------------------------------------------------
SOUTH KOREA:                                                          7.31%
---------------------------------------------------------------------------
Banking
       350,350      Kwang Ju Bank                                 2,587,330

Building Materials
        82,430      Asia Cement Manufacturing Co., Ltd.           2,454,937

Financial Services
       169,203      Central Investment & Finance Corp.            2,970,271

Metal-Steel

        69,880      Inchon Iron & Steel Co., Ltd.                 1,556,649
        27,812      Inchon Iron & Steel Co., Ltd.                   619,541
                    (RFD 1/97) (Note B, p. 9)

Textiles/Apparel
        97,400      Tongyang Nylon Co., Ltd. (Note B, p. 9)       2,594,189

Tires & Rubber
       199,830      Korea Kumho Petrochemical Co.                 1,681,378

Utilities-Electric, Gas & Water
        86,000      Korea Electric Power Corp.                    2,884,019
       141,100      Korea Electric Power Corp. ADR                2,663,263
                                                              -------------
Total South Korean Stocks
(Cost $25,123,998)                                               20,011,577
                                                              -------------

---------------------------------------------------------------------------
TAIWAN:                                                               2.63%
---------------------------------------------------------------------------
Metal-Steel
       352,100      China Steel Corp. GDS (Note B, p. 9)          7,218,050
                                                              -------------
Total Taiwan Stock
(Cost $6,504,685)                                                 7,218,050
                                                              -------------

---------------------------------------------------------------------------
THAILAND:                                                             9.21%
---------------------------------------------------------------------------
Banking
     2,920,888      First Bangkok City Bank PLC                   4,536,789
                    (Foreign)
     1,275,912      First Bangkok City Bank PLC                   1,843,803
                    (Local)

Building Materials
     3,180,000      Thai-German Ceramic Industry Co.,             4,282,765
                    Ltd. (Foreign)

Financial Services
           100      Thai Investment & Securities Co.                    692
                    (Local)

Merchandising
     1,136,300      Saha Pathana Inter-Holding, Ltd.          $   3,038,355
                    (Foreign)

Real Estate
     1,850,000      Krisda Mahanakorn Public Co.,                 2,473,359
                    Ltd. (Foreign)
     1,836,200      Tanayong Public Co., Ltd. (Foreign)           2,491,011
     1,541,600      Tanayong Public Co., Ltd. (Local)             1,833,723


Telecommunications
       640,800      Total Access Communication Public             4,741,920
                    Co., Limited GDS
                                                              -------------
Total Thailand Stocks
(Cost $31,616,712)                                               25,242,417
                                                              -------------

---------------------------------------------------------------------------
TURKEY:                                                               3.65%
---------------------------------------------------------------------------
Automobiles
    68,131,650      Tofas Turk Otomobil Fabrikasi A.S.            2,370,312
                    (Note B, p. 9)
     5,504,100      Tofas Turk Otomobil Fabrikasi                   825,615
                    A.S. GDS (Note B, p. 9)

Banking
   112,590,100      Yapi ve Kredi Bankasi A.S.                    2,815,364

Metal-Nonferrous
    37,149,800      Eregli Demir ve Celik Fabrikalari T.A.S.      3,998,510
                                                              -------------
Total Turkish Stocks
(Cost $11,914,629)                                               10,009,801
                                                              -------------
Total Equities
(Cost $283,209,619)                                             264,955,690
                                                              -------------

---------------------------------------------------------------------------
RIGHTS-INDONESIA AUTOMOBILES (Note B, p. 9):                          0.00%
---------------------------------------------------------------------------
     8,000,500      PT Gadjah Tunggal (Foreign)                           0
                    (Expiration 11/18/1996)
                                                              -------------
Total Rights
(Cost $0)                                                                 0
                                                              -------------

---------------------------------------------------------------------------
REPURCHASE AGREEMENT:                                                 1.54%
---------------------------------------------------------------------------
     4,215,000      State Street Bank & Trust Co.,                4,215,000
                    Repurchase Agreement,
                    Dated 09/30/1996,
                    4.90%, maturing 10/01/1996,
                    Collateral 4,245,000 principal
                    amount U.S. Treasury Note,
                    5.625%, 06/30/1997,
                    Value $4,304,031
                                                              ------------
Total Repurchase Agreement

(Cost $4,215,000)                                                4,215,000
                                                              ------------

-------------------------------------------------------------------------------
8  Sanford C. Bernstein Fund, Inc.--1996 Annual Report

---------------------------------------------------------------------------
INVESTMENT SUMMARY
---------------------------------------------------------------------------
Total Investments (Cost $287,424,619)             98.26%       $269,170,690
(Note C, below)

Cash and Other Assets, Less Liabilities            1.74           4,753,442
                                                 --------------------------
Net Assets (Equivalent to $21.82
per share based on 12,554,385
shares of capital stock outstanding)             100.00%       $273,924,132
                                                 ==========================

---------------------------------------------------------------------------
FOREIGN CURRENCIES
---------------------------------------------------------------------------
Quantity                Description                            Market Value
---------------------------------------------------------------------------
60,993              Argentine Peso                            $      61,005
775,627             Hong Kong Dollar                                775,627
283,378,249         Indonesian Rupiah                               121,988
423,851             Israeli Shekel                                  132,201
224,833             Malaysian Ringgit                                89,703
2,518,872           Mexican Peso                                    333,518
24,985,616          Philippine Peso                                 952,377
577,314             South African Rand                              127,260
5,254               South Korean Won                                      6
14,119,038          Thailand Baht                                   555,190
4,207,080,858       Turkish Lira                                     45,739
                                                              -------------
Total Foreign Currencies                                      $   3,194,614
                                                              -------------

---------------------------------------------------------------------------
(A) Explanation of abbreviations:
    ADR-American Depository Receipts
    GDR-Global Depository Receipts
    PFD-Preferred Share
    GDS-Global Depository Share
    NVP-Non-Voting Preference Share
    RFD-Restricted for Dividends
(B) Non-income-producing security
(C) At September 30, 1996, the cost basis of investment securities owned was substantially identical for both book and tax.

(D) Allocation of assets by industry as of September 30, 1996:
    Appliances & Household Durables                                    1.40%
    Automobiles                                                        4.30
    Banking                                                           11.91
    Beverage and Tobacco                                               4.21
    Building Materials                                                 5.06
    Chemicals                                                          3.74
    Construction & Housing                                             1.45
    Consumer Cyclicals-Wholesale & International Trade                 0.59
    Energy Sources                                                     1.46
    Financial Services                                                 3.48
    Food & Household Products                                          4.23
    Merchandising                                                      1.11
    Metal-Nonferrous                                                   1.88
    Metal-Steel                                                        8.74
    Mining                                                             4.26
    Miscellaneous Materials                                            3.45
    Multi-Industry                                                     3.74
    Paper & Forest Products                                            1.51
    Real Estate                                                        7.04
    Retail                                                             1.36
    Telecommunications                                                 7.99
    Textiles/Apparel                                                   2.47
    Tires & Rubber                                                     0.61
    Utilities-Electric, Gas & Water                                   10.73
    Repurchase Agreement                                               1.54
    Cash and Other Assets, Less Liabilities                            1.74
                                                                     -------
    Total                                                            100.00%
                                                                     =======
See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                  Schedule of Investments--Stock Portfolios    9

ANNUAL REPORT

SEPTEMBER 30, 1996


Sanford C. Bernstein Fund, Inc.


Schedule of Investments
Taxable Bond
Portfolios

Intermediate Duration

Short Duration Plus

Government Short Duration

                        Sanford C. Bernstein Fund, Inc.
                       Report of Independent Accountants

To the Board of Directors and Shareholders of Sanford C. Bernstein Fund, Inc.

In our opinion, the statements of assets and liabilities included in the accompanying Annual Report, including the schedules of investments contained herein, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Bernstein Intermediate Duration Portfolio, Bernstein Short Duration Plus Portfolio and Bernstein Government Short Duration Portfolio (three of the eleven portfolios constituting Sanford C. Bernstein Fund, Inc., hereafter referred to as the "Fund") at September 30, 1996, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1996 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

1177 Avenue of the Americas
New York, New York

November 15, 1996

                        Sanford C. Bernstein Fund, Inc.
                            Schedule of Investments
                   Bernstein Intermediate Duration Portfolio
                              September 30, 1996

-------------------------------------------------------------------
Principal Amount         Description                  Market Value*
-------------------------------------------------------------------
DOMESTIC INVESTMENTS:                                       101.93%
-------------------------------------------------------------------
SHORT-TERM INVESTMENTS:                                      15.22%
-------------------------------------------------------------------
Commercial Paper (Note A, p. 4): 0.40%
     5,850,000      American General Corp.,          $    5,850,000
                    10/01/1996
                                                     --------------
Total Commercial Paper (Cost $5,850,000)                  5,850,000
                                                     --------------
U.S. Treasury Bill: 14.82%
     225,000,000    07/24/1997                          215,158,050
                                                     --------------
Total U.S. Treasury Bill (Cost $214,940,317)            215,158,050
                                                     --------------
Total Short-Term Investments
(Cost $220,790,317)                                     221,008,050
                                                     --------------
-------------------------------------------------------------------
U.S. TREASURY NOTES:                                         29.30%
-------------------------------------------------------------------
     74,850,000     5.625%, 10/31/1997 (Note B, p. 4)    74,686,228
     50,955,000     5.875%, 04/30/1998 (Note C, p. 4)    50,859,459
     30,000,000     6.25%, 06/30/1998 (Note D, p. 4)     30,103,080
      9,445,000     6.75%, 05/31/1999 (Note E, p. 4)      9,563,063
     55,000,000     7.75%, 01/31/2000 (Note F, p. 4)     57,268,750
     86,000,000     6.125%, 07/31/2000                   85,193,750
     48,000,000     6.25%, 08/31/2000                    47,730,000
     38,705,000     5.75%, 08/15/2003                    36,902,740
     34,635,000     5.875%, 02/15/2004                   33,119,719

Total U.S. Treasury Notes
(Cost $424,541,318)                                     425,426,789
                                                     --------------
-------------------------------------------------------------------
U.S. TREASURY BONDS:                                         19.39%
-------------------------------------------------------------------
     152,580,000    7.25%, 05/15/2016                   155,822,325
                    (Notes G & H, p. 4)
     120,015,000    7.50%, 11/15/2016                   125,678,028
                                                     --------------
Total U.S. Treasury Bonds
(Cost $284,824,496)                                     281,500,353

                                                     --------------
-------------------------------------------------------------------
MORTGAGE DERIVATIVES:                                         2.53%
-------------------------------------------------------------------
     1,192,143      Federal National Mortgage               375,525
                    Association Interest Only Strip,
                    Series 34 Class 2,
                    9.00%, 05/25/2018
     4,671,339      Federal National Mortgage             4,822,779
                    Association Series 1990-18 Class H,
                    9.00%, 05/25/2019
     4,794,760      Federal National Mortgage             1,540,317
                    Association Interest Only Strip,
                    Series 173 Class 2,
                    9.50%, 11/25/2021

*See Note 1, page 26 in Notes to Financial Statements.

-------------------------------------------------------------------
Principal Amount         Description                   Market Value
-------------------------------------------------------------------
     4,700,000      G.E. Capital Mortgage Services,      $3,968,722
            Inc. Series 1993-10 Class A15,
                    6.50%, 09/25/2023

     3,875,000      Federal Home Loan Mortgage Corp.      3,276,506
                    Series 1632 Class B,
                    6.00%, 11/15/2023

     2,608,274      G.E. Capital Mortgage Services,       2,595,700
                    Inc. Series 1994-11 Class A1,
                    6.50%, 03/25/2024
     2,835,000      Federal National Mortgage             2,786,493
                    Association Series 1994-G6
    Class PY, 7.75%, 05/17/2024
     3,186,392      Prudential Home Mortgage   3,252,347
                    Securities Series 1994-15
                    Class A1, 8.00%, 05/25/2024
     1,546,160      Government National Mortgage          1,326,542
                    Association Series 1994-5
    Class JA, 6.50%, 07/16/2024
     1,636,794      Residential Funding Mortgage Inc.,    1,657,056
                    Securities 1, Series 1994-S15
    Class A8, 7.75%, 07/25/2024
     2,307,000      Citicorp Mortgage Securities, Inc.    1,892,845
                    Series 1994-11 Class A9,
                    6.25%, 08/25/2024
     5,898,676      Ryland Mortgage Securities Corp.      5,941,612
                    Series 1993-4 Class A2,
                    7.50%, 08/25/2024
     3,273,717      Residential Funding Mortgage Inc.,    3,296,335
                    Securities 1, Series 1995-S3
    Class A1, 7.65%, 04/25/2025
                                                        -----------

Total Mortgage Derivatives (Cost $36,125,727)            36,732,779
                                                        -----------
-------------------------------------------------------------------
MORTGAGE PASS-THROUGHS:                                      29.86%
-------------------------------------------------------------------
     1,460,135      Federal National Mortgage             1,480,650
                    Association DUS Pool #073565,
                    7.31%, 07/01/2003 (Note I, p. 4)
     2,704,247      Federal National Mortgage             3,076,081
                    Association Pool #303305,
                    12.00%, 05/01/2016
       253,066      Federal Home Loan Mortgage Corp.        260,342
                    Pool #293246,
                    8.50%, 05/01/2017
     7,971,735      Government National Mortgage          8,606,835
                    Association Pool #267832,
                    9.50%, 11/15/2017
     2,472,312      Federal Home Loan Mortgage Corp.      2,545,959
                    Pool #304272,
                    8.50%, 06/01/2018
     4,918,762      Government National Mortgage          5,182,501
                    Association Pool #312952,
                    9.00%, 08/15/2021
     5,962,674      Government National Mortgage          6,426,624
                    Association Pool #780118,
                    9.50%, 08/15/2021

                 Schedule of Investments--Taxable Bond Portfolios  1

--------------------------------------------------------------------
Principal Amount         Description                    Market Value
--------------------------------------------------------------------
     7,840,210      Government National Mortgage        $  8,450,250
                    Association Pool #780049,
                    9.50%, 11/15/2021
     7,811,368      Government National Mortgage           8,419,162
                    Association Pool #780254,
                    9.50%, 11/15/2021
     5,649,000      Federal Home Loan Mortgage Corp.       5,935,173
                    Gold Pool #G00391,
                    9.00%, 06/01/2022
     6,466,859      Government National Mortgage           6,550,145
                    Association Pool #392349,
                    8.00%, 07/15/2024
     8,470,755      Government National Mortgage           8,578,833
                    Association II ARM Pool #008484,
                    7.00%, 08/20/2024
    12,174,578      Federal Home Loan Mortgage Corp.      12,551,125
                    Gold Pool #D57227,
                    8.50%, 10/01/2024
     5,659,024      Government National Mortgage           6,101,271
                    Association Pool #780012,

                    9.50%, 10/15/2024
     1,134,156      Federal Home Loan Mortgage Corp.       1,166,763
                    Gold Pool #C80266,
                    8.50%, 02/01/2025
     1,389,029      Federal Home Loan Mortgage Corp.       1,428,240
                    Pool #D59101,
                    8.50%, 03/01/2025
        83,320      Federal Home Loan Mortgage Corp.          87,121
                    Gold Pool #C80286,
                    9.00%, 03/01/2025
        34,803      Federal Home Loan Mortgage Corp.          36,391
                    Gold Pool #D59810,
                    9.00%, 04/01/2025
     6,763,074      Government National Mortgage           6,826,748
                    Association II ARM Pool #008621,
                    7.00%, 04/20/2025
        42,150      Federal Home Loan Mortgage Corp.          44,074
                    Gold Pool #G00350,
                    9.00%, 05/01/2025
     4,313,871      Federal Home Loan Mortgage Corp.       4,437,895
                    Gold Pool #D60684,
                    8.50%, 06/01/2025
     4,707,295      Federal Home Loan Mortgage Corp.       4,842,630
                    Gold Pool #D60800,
                    8.50%, 06/01/2025
     5,477,380      Federal Home Loan Mortgage Corp.       5,634,855
                    Pool #D61039,
                    8.50%, 06/01/2025
     4,027,884      Federal Home Loan Mortgage Corp.       4,143,685
                    Gold Pool #D61045,
                    8.50%, 06/01/2025
     8,636,352      Government National Mortgage           8,717,663
                    Association II ARM Pool #008643,
                    7.00%, 06/20/2025

--------------------------------------------------------------------
Principal Amount         Description                    Market Value
--------------------------------------------------------------------
    10,063,284      Government National Mortgage       $  10,128,182
                    Association II ARM Pool
                    #008660, 6.50%, 07/20/2025
     5,980,456      Government National Mortgage           5,914,725
                    Association Pool #409928,
                    7.50%, 08/15/2025
     2,813,559      Government National Mortgage           2,782,635
                    Association Pool #410088,
                    7.50%, 08/15/2025
     5,422,193      Federal Home Loan Mortgage Corp.       5,575,256
                    Gold Pool #C00429,
                    8.50%, 09/01/2025

    12,700,014      Federal Home Loan Mortgage Corp.      13,058,523
                    Gold Pool #G00409,
                    8.50%, 09/01/2025
     5,373,684      Government National Mortgage           5,314,622
                    Association Pool #409946,
                    7.50%, 09/15/2025
     7,944,434      Government National Mortgage           7,857,117
                    Association Pool #413123,
                    7.50%, 09/15/2025
    10,678,337      Government National Mortgage          10,747,201
                    Association II ARM Pool #008703,
                    6.50%, 09/20/2025
     3,777,173      Federal Home Loan Mortgage Corp.       3,819,625
                    Gold Pool #C00427,
                    8.00%, 10/01/2025
    18,459,048      Federal Home Loan Mortgage Corp.      18,666,509
                    Gold Pool #C80356,
                    8.00%, 10/01/2025
     4,690,794      Federal Home Loan Mortgage Corp.       4,743,513
                    Gold Pool #D64443,
                    8.00%, 10/01/2025
     7,974,628      Federal Home Loan Mortgage Corp.       8,064,255
                    Gold Pool #D64928,
                    8.00%, 10/01/2025
     2,262,827      Federal Home Loan Mortgage Corp.       2,326,705
                    Gold Pool #C80362,
                    8.50%, 10/01/2025
     1,476,392      Federal Home Loan Mortgage Corp.       1,518,069
                    Gold Pool #D65230,
                    8.50%, 11/01/2025
     2,520,415      Federal Home Loan Mortgage Corp.       2,598,369
                    Gold Pool #G00422,
                    8.50%, 11/01/2025
     6,653,925      Government National Mortgage           6,580,792
                    Association Pool #387136,
                    7.50%, 11/15/2025
     3,456,884      Government National Mortgage           3,418,889
                    Association Pool #418352,
                    7.50%, 11/15/2025
     7,502,039      Government National Mortgage           7,419,584
                    Association Pool #419244,
                    7.50%, 11/15/2025

2  Sanford C. Bernstein Fund, Inc.--1996 Annual Report

--------------------------------------------------------------------
Principal Amount         Description                    Market Value
--------------------------------------------------------------------
     7,948,336      Government National Mortgage        $  7,856,445
                    Association Pool #417275,
                    7.50%, 02/15/2026
     1,996,598      Government National Mortgage           1,973,515
                    Association Pool #423798,
                    7.50%, 05/15/2026
     5,469,077      Government National Mortgage           5,527,153
                    Association Pool #431243,

                    8.00%, 08/15/2026
     6,009,760      Government National Mortgage           6,073,578
                    Association Pool #423052,
                    8.00%, 09/15/2026
     2,051,164      Government National Mortgage           2,072,945
                    Association Pool #430423,
                    8.00%, 09/15/2026
    52,395,000      Government National Mortgage          52,951,697
                    Association Pool TBA,
                    8.00%, 10/17/2026 (Note J, p. 4)
    29,095,000      Government National Mortgage          29,940,588
                    Association Pool TBA,
                    8.50%, 10/17/2026 (Note J, p. 4)
    55,875,000      Federal Home Loan Mortgage Corp.      56,346,473
                    Gold Pool TBA,
                    8.00%, 11/13/2026 (Note J, p. 4)
    27,955,000      Federal Home Loan Mortgage Corp.      28,671,347
                    Gold Pool TBA,
                    8.50%, 11/13/2026 (Note J, p. 4)
                                                         -----------
Total Mortgage Pass-Throughs
(Cost $433,580,645)                                      433,479,328
                                                         -----------
--------------------------------------------------------------------
FINANCE:                                                       2.77%
--------------------------------------------------------------------
     9,020,000      World Savings & Loan Association       9,086,658
                    Medium-Term Senior Notes,
                    7.625%, 02/18/1997
     4,260,000      Salomon Inc. Medium-Term Notes,        4,298,340
                    8.36%, 02/28/1997
     4,525,000      Lehman Brothers Holdings, Inc.         4,576,540
                    Notes, 8.375%, 04/01/1997
     1,020,000      Lehman Brothers Inc. Senior            1,042,889
                    Subordinated Notes,
                    9.50%, 06/15/1997
     9,530,000      Associates Corp. of North America      9,584,701
                    Senior Notes, 6.625%, 05/15/1998
     1,565,000      Lehman Brothers Inc. Senior            1,679,495
                    Subordinated Notes,
                    10.00%, 05/15/1999
    10,545,000      Paine Webber Group, Inc. Senior        9,977,785
                    Notes, 7.625%, 02/15/2014
                                                        ------------
Total Finance (Cost $38,689,975)                          40,246,408
                                                        ------------
--------------------------------------------------------------------
INDUSTRIAL:                                                    0.97%
--------------------------------------------------------------------
     1,975,000      Auburn Hills Trust-Chrysler,           2,891,894
                    Credit Sensitive Notes,
                    12.00%, 05/01/2020

--------------------------------------------------------------------
Principal Amount         Description                    Market Value
--------------------------------------------------------------------
    11,390,000      Motorola, Inc. Debentures,          $ 11,141,242
                    6.50%, 09/01/2025,
                    Putable 09/01/2005 @100
                                                        ------------
Total Industrial (Cost $12,733,301)                       14,033,136
                                                        ------------
--------------------------------------------------------------------
UTILITIES:                                                     0.51%
--------------------------------------------------------------------
     5,350,000      New Jersey Bell Telephone Co.          5,666,025
                    Debentures, 7.85%, 11/15/2029,
                    Putable 11/15/1999 @100
     1,665,000      New England Telephone & Telegraph      1,742,855
                    Co. Debentures, 7.875%, 11/15/2029,
                    Putable 11/15/1996 @100
                                                          ----------
Total Utilities (Cost $7,610,657)                          7,408,880
                                                          ----------
--------------------------------------------------------------------
TAXABLE MUNICIPAL:                                             0.26%
--------------------------------------------------------------------
     3,830,000      Northeast Maryland Waste Disposal      3,823,221
                    Authority, Montgomery County,
                    Solid Waste Revenue,
                    6.10%, 07/01/1997
                                                          ----------
Total Taxable Municipal (Cost $3,806,643)                  3,823,221
                                                          ----------
--------------------------------------------------------------------
ASSET-BACKED SECURITIES:                                       1.12%
--------------------------------------------------------------------
     4,200,000      Health Care Receivables,               4,236,973
                    Securitization Program Notes
                    Series 1996-1 Class A,
                    7.20%, 07/01/2000 (Note I, p. 4)
     4,009,961      Newcourt Receivables Asset Trust       4,019,456
                    Series 1996-2, Asset Backed Note
                    Class A, 6.87%, 06/20/2004
    (Note I, p. 4)
     4,653,132      Copelco Capital Funding Corp. II,      4,644,356
                    Class B Lease-Backed Notes,
                    Series 1996-A,
                    6.59%, 07/20/2004 (Note I, p. 4)
     3,340,902      Green Tree Financial Corp. Series      3,275,287
                    1996-A, Class A2,
                    5.70%, 02/15/2018
                                                       -------------

Total Asset-Backed Securities
(Cost $16,199,482)                                        16,176,072
                                                       -------------
Total Domestic Investments
(Cost $1,478,902,561)                                  1,479,835,016
                                                       -------------
--------------------------------------------------------------------
FOREIGN INVESTMENTS:                                           7.42%
--------------------------------------------------------------------
GERMAN GOVERNMENT:                                             3.98%
--------------------------------------------------------------------
DM 57,485,000
                     German Unity Fund,                   42,421,965
                     8.00%, 01/21/2002
DM 22,515,000
                     Deutschland Republic,                15,410,588
                     6.50%, 07/15/2003
                                                         -----------
Total German Government (Cost $58,976,156)                57,832,553
                                                         -----------

                Schedule of Investments--Taxable  Bond Portfolios  3

--------------------------------------------------------------------
Principal Amount         Description                    Market Value
--------------------------------------------------------------------
ITALIAN FINANCE:                                               3.44%
--------------------------------------------------------------------
IL 13,855,000,000
                      Deutsche Bank, Finance NV,        $  9,113,875
                      11.00%, 11/07/1996
IL  2,485,000,000
                      Bayerische Vereinsbank,              1,638,721
                      11.00%, 12/09/1996
IL  5,950,000,000
                      International Finance Corp.,         3,964,714
                      11.25%, 04/03/1997
IL  6,100,000,000
                      Helaba Finance BV,                   4,084,687
                      11.25%, 06/05/1997
IL 10,145,000,000
                      Abbey National Treasury Service, 6,826,604 10.70%, 09/05/1997
IL  2,635,000,000
                      General Electric Capital Corp.,      1,785,002
                      11.50%, 09/29/1997
IL 13,250,000,000
                      Sudwestdeutsche Landesbank,          8,985,557
                      11.50%, 09/29/1997
IL  3,000,000,000
                      Abbey National Treasury Service, 2,038,405 11.50%, 10/20/1997
IL 16,805,000,000
                      Abbey National Treasury Service, 11,479,142 12.00%, 11/24/1997
                                                        ------------

Total Italian Finance (Cost $47,254,235)                  49,916,707
                                                        ------------
Total Foreign Investments
(Cost $106,230,391)                                      107,749,260
                                                        ------------
--------------------------------------------------------------------
INVESTMENT SUMMARY
--------------------------------------------------------------------
Total Investments (Cost $1,585,132,952)   109.35%     $1,587,584,276
(Note K, below)
Cash and Other Assets, Less Liabilities    (9.35)      (135,808,140)
                                          -------     --------------
Net Assets (Equivalent to $13.08
per share  based on 111,005,316
shares of capital stock outstanding)      100.00%     $1,451,776,136
                                          =======     ==============

--------------------------------------------------------------------
LONG FUTURES CONTRACT
--------------------------------------------------------------------
Quantity            Description              Unrealized Appreciation
--------------------------------------------------------------------
464           German 5 Year Bond                        $  1,031,150
              December 1996
                                                        ------------
Total Long Futures Contract                             $  1,031,150
                                                        ------------

--------------------------------------------------------------------
FOREIGN CURRENCIES
--------------------------------------------------------------------
Quantity            Description                         Market Value
--------------------------------------------------------------------
6,480,872     Deutschemark                              $  4,244,465
2,810,209     French Franc                                   544,034
                                                        ------------
Total Foreign Currencies                                $  4,788,499
                                                        ------------
--------------------------------------------------------------------
(A) Commercial paper owned at September 30, 1996, was purchased at a rate of 5.80%.
(B) $74,850,000 principal amount segregated as collateral for when-issued securities
(C) $50,955,000 principal amount segregated as collateral for when-issued securities
(D) $30,000,000 principal amount segregated as collateral for when-issued securities
(E) $9,445,000 principal amount segregated as collateral for when-issued securities
(F) $25,000,000 principal amount segregated as collateral for when-issued securities
(G) $1,200,000 principal amount pledged as collateral for futures transactions

(H) $89,000,000 principal amount segregated as collateral for futures transactions
(I) Fair-valued security
(J) When-issued security
(K) At September 30, 1996, the cost basis of investment securities owned was substantially identical for both book and tax.

See Notes to Financial Statements.

4  Sanford C. Bernstein Fund, Inc.--1996 Annual Report

                        Sanford C. Bernstein Fund, Inc.
                            Schedule of Investments
                    Bernstein Short Duration Plus Portfolio
                              September 30, 1996

--------------------------------------------------------------------
Principal Amount         Description                   Market Value*
--------------------------------------------------------------------
DOMESTIC INVESTMENTS:                                         99.00%
--------------------------------------------------------------------
SHORT-TERM INVESTMENTS:                                        8.54%
--------------------------------------------------------------------
Commercial Paper (Note A, p. 6): 1.21%
     6,504,000      American General Corp.,              $  6,504,000
                    10/01/1996
                                                       --------------
Total Commercial Paper (Cost $6,504,000)                    6,504,000
                                                       --------------
U.S. Treasury Bills: 7.33%
    18,705,000      07/24/1997                             17,886,806
    22,785,000      09/18/1997                             21,580,585
                                                       --------------
Total U.S. Treasury Bills (Cost $39,449,339)               39,467,391
                                                       --------------
Total Short-Term Investments
(Cost $45,953,339)                                         45,971,391
                                                       --------------
---------------------------------------------------------------------
U.S. TREASURY NOTES:                                           72.12%
---------------------------------------------------------------------
    115,565,000     5.625%, 10/31/1997                    115,312,144
                    (Notes B, C & D, p. 6)
     94,465,000     5.00%, 01/31/1998                      93,313,660
     19,000,000     6.25%, 06/30/1998                      19,065,284
     93,910,000     6.25%, 07/31/1998                      94,203,469
     47,160,000     5.50%, 11/15/1998                      46,555,692
     19,480,000     6.75%, 04/30/2000                      19,705,208
                                                        -------------
Total U.S. Treasury Notes (Cost $387,615,241)             388,155,457
                                                        -------------

---------------------------------------------------------------------
MORTGAGE DERIVATIVES:                                           5.03%

---------------------------------------------------------------------
      1,886,000      Countrywide Funding Corp.,             1,893,391
                     Series 1994-12 Class A5,
                     7.00%, 10/25/2014
        606,888      Federal National Mortgage                191,170
                     Association Interest Only Strip,
                     Series 34 Class 2,
                     9.00%, 05/25/2018
       5,933,966     Federal National Mortgage              6,126,339
                     Association Series 1990-18 Class H,
                     9.00%, 05/25/2019
       2,720,257     G.E. Capital Mortgage Services, Inc.   2,710,488
                     Series 1994-5 Class A4,
                     6.50%, 02/25/2024
         598,110     G.E. Capital Mortgage Services, Inc.     595,227
                     Series 1994-11 Class A1,
                     6.50%, 03/25/2024
       4,780,000     G.E. Capital Mortgage Services, Inc.   4,804,756
                     Series 1994-17 Class A3,
                     7.00%, 05/25/2024

*See Note 1, page 26 in Notes to Financial Statements.

---------------------------------------------------------------------
Principal Amount         Description                     Market Value
---------------------------------------------------------------------
       1,923,727     Prudential Home Mortgage            $  1,963,546
                     Securities Series 1994-15
     Class A1, 8.00%, 05/25/2024

       1,088,343     Residential Funding Mortgage Inc.,     1,101,815
                     Securities 1, Series 1994-S15
     Class A8, 7.75%, 07/25/2024
       1,442,886     Residential Funding Mortgage Inc.,     1,452,855
                     Securities 1, Series 1995-S3
     Class A1, 7.65%, 04/25/2025
       1,440,914     Structured Asset Securities Corp.,     1,431,716
                     Series 1996-CFL Class A-1A,
                     5.711%, 02/25/2028 (Note E, p. 6)
       4,900,000     Structured Asset Securities Corp.,     4,817,749
                     Series 1996-CFL Class A-1B,
                     5.751%, 02/25/2028 (Note E, p. 6)
                                                        -------------
Total Mortgage Derivatives (Cost $27,087,893)              27,089,052
                                                        -------------
---------------------------------------------------------------------
MORTGAGE PASS-THROUGHS:                                        10.73%
---------------------------------------------------------------------
        1,590,519    Federal National Mortgage              1,809,215
                     Association Pool #303305,
                     12.00%, 05/01/2016

            7,991    Government National Mortgage               8,391
                     Association Pool #183717,
                     9.00%, 11/15/2016
        3,514,519    Government National Mortgage           3,547,608
                     Association II ARM Pool #008621,
                     7.00%, 04/20/2025
        4,253,717    Government National Mortgage           4,293,765
                     Association II ARM Pool #008631,
                     7.00%, 05/20/2025
        4,318,176    Government National Mortgage           4,358,831
                     Association II ARM Pool #008643,
                     7.00%, 06/20/2025
        3,662,534    Government National Mortgage           3,686,154
                     Association II ARM Pool #008660,
                     6.50%, 07/20/2025
        4,932,983    Government National Mortgage           4,964,796
                     Association II ARM Pool #008703,
                     6.50%, 09/20/2025
        4,744,947    Government National Mortgage           4,775,547
                     Association II ARM Pool #008720,
                     6.50%, 10/20/2025
       11,825,000    Government National Mortgage          11,950,641
                     Association Pool TBA,
                     8.00%, 10/17/2026 (Note F, p. 6)
       17,875,000    Federal Home Loan Mortgage Corp.      18,333,047
                     Gold Pool TBA,
                     8.50%, 11/13/2026 (Note F, p. 6)
                                                          -----------
Total Mortgage Pass-Throughs
(Cost $57,732,481)                                         57,727,995
                                                          -----------

                  Schedule of Investments--Taxable Bond Portfolios  5

---------------------------------------------------------------------
Principal Amount         Description                     Market Value
---------------------------------------------------------------------
FINANCE:                                                        1.94%
---------------------------------------------------------------------
         2,500,000    Salomon Inc. Medium-Term Notes,    $  2,522,500
                      8.36%, 02/28/1997
           820,000    Lehman Brothers Inc. Senior             838,401
                      Subordinated Notes,
                      9.50%, 06/15/1997
         2,520,000    World Savings & Loan Association      2,617,448
                      Subordinated Notes,
                      10.25%, 10/01/1997
         4,515,000    Lehman Brothers Holdings, Inc.        4,470,392
                      Notes, 5.75%, 02/15/1998
                                                         ------------
Total Finance (Cost $10,337,536)                           10,448,741
                                                         ------------

---------------------------------------------------------------------
ASSET-BACKED SECURITIES:                                        0.64%
---------------------------------------------------------------------
         1,700,000     Health Care Receivables,             1,714,965
                       Securitization Program Notes
                       Series 1996-1 Class A,
                       7.20%, 07/01/2000 (Note E, below)
         1,751,756     Copelco Capital Funding Corp. II,    1,748,452
                       Class B Lease-Backed Notes,
                       Series 1996-A,
                       6.59%, 07/20/2004 (Note E, below)
                                                         ------------
Total Asset-Backed Securities (Cost $3,451,215)             3,463,417
                                                         ------------
Total Domestic Investments (Cost $532,177,705)            532,856,053
                                                         ------------
---------------------------------------------------------------------
FOREIGN INVESTMENTS:                                            4.83%
---------------------------------------------------------------------
GERMAN GOVERNMENT:                                              2.57%
---------------------------------------------------------------------
DM 13,350,000
                        German Unity Fund,                  9,851,844
                        8.00%, 01/21/2002
DM  5,825,000
                        Deutschland Republic,               3,986,972
                        6.50%, 07/15/2003
                                                          -----------
Total German Government (Cost $14,122,760)                 13,838,816
                                                          -----------
---------------------------------------------------------------------
ITALIAN FINANCE:                                                2.26%
---------------------------------------------------------------------
IL 1,220,000,000
                         Council of Europe,                   800,919
                         10.50%, 10/04/1996
IL 9,290,000,000
                         Deutsche Bank, Finance NV,         6,110,999
                         11.00%, 11/07/1996
IL 1,500,000,000
                         International Finance Corp.,         999,508
                         11.25%, 04/03/1997
IL 1,230,000,000
                         Helaba Finance BV,                   821,987
                         11.25%, 06/05/1997
IL 3,050,000,000
                         Sudwestdeutsche Landesbank,        2,068,374
                         11.50%, 09/29/1997

6  Sanford C. Bernstein Fund, Inc.--1996 Annual Report

---------------------------------------------------------------------
Principal Amount         Description                     Market Value
---------------------------------------------------------------------
IL 2,000,000,000
                         Abbey National Treasury Service, $ 1,358,936
                         11.50%, 10/20/1997
                                                         ------------
Total Italian Finance (Cost $11,542,571)                   12,160,723
                                                         ------------
Total Foreign Investments
(Cost $25,665,331)                                         25,999,539
                                                         ------------
---------------------------------------------------------------------
INVESTMENT SUMMARY
---------------------------------------------------------------------
Total Investments (Cost $557,843,036)      103.83%       $558,855,592
(Note G, below)
Cash and Other Assets, Less Liabilities     (3.83)       (20,607,852)
                                           -------       ------------
Net Assets (Equivalent to $12.48
per share based on 43,129,203
shares of capital stock outstanding)       100.00%       $538,247,740
                                           =======       ============
---------------------------------------------------------------------
LONG FUTURES CONTRACT
---------------------------------------------------------------------
Quantity                 Description          Unrealized Appreciation
---------------------------------------------------------------------
99                 German 5 Year Bond                    $    222,380
                   December 1996
                                                         ------------
Total Long Futures Contract                              $    222,380
                                                         ------------
---------------------------------------------------------------------
FOREIGN CURRENCIES
---------------------------------------------------------------------
Quantity                  Description                    Market Value
---------------------------------------------------------------------
1,518,370           Deutschemark                         $    994,414
  710,950           French Franc                              137,634
                                                         ------------
Total Foreign Currencies                                 $  1,132,048
                                                         ------------
---------------------------------------------------------------------
(A) Commercial paper owned at September 30, 1996, was purchased at a rate of 5.80%.
(B) $250,000 principal amount pledged as collateral for futures transactions
(C) $19,300,000 principal amount segregated as collateral for futures transactions
(D) $35,000,000 principal amount segregated as collateral for when-issued securities
(E) Fair-valued security
(F) When-issued security

(G) At September 30, 1996, the cost basis of investment securities owned was substantially identical for both book and tax.

See Notes to Financial Statements.

                        Sanford C. Bernstein Fund, Inc.
                            Schedule of Investments
                 Bernstein Government Short Duration Portfolio
                              September 30, 1996

---------------------------------------------------------------------
Principal Amount         Description                    Market Value*
---------------------------------------------------------------------
COMMERCIAL PAPER (Note A, below):                               1.38%
---------------------------------------------------------------------
     1,936,000      American General Corp.,              $  1,936,000
                    10/01/1996
                                                         ------------
Total Commercial Paper (Cost $1,936,000)                    1,936,000
                                                         ------------
---------------------------------------------------------------------
U.S. TREASURY NOTES:                                           97.09%
---------------------------------------------------------------------
     15,905,000     5.625%, 10/31/1997                     15,870,200
     50,645,000     5.00%, 01/31/1998                      50,027,739
     35,110,000     6.25%, 07/31/1998                      35,219,719
      9,500,000     5.50%, 11/15/1998                       9,378,267
     20,000,000     7.50%, 10/31/1999                      20,656,220
      4,525,000     6.75%, 04/30/2000                       4,577,313
                                                         ------------
Total U.S. Treasury Notes (Cost $135,569,006)             135,729,458
---------------------------------------------------------------------
INVESTMENT SUMMARY
---------------------------------------------------------------------
Total Investments (Cost $137,505,006)     98.47%         $137,665,458
(Note B, below)
Cash and Other Assets, Less Liabilities    1.53             2,136,680
                                          ------         ------------
Net Assets (Equivalent to $12.48
per share based on 11,198,989
shares of capital stock outstanding)      100.00%        $139,802,138
                                          -------        ------------
---------------------------------------------------------------------
(A) Commercial paper owned at September 30, 1996, was purchased at a rate of 5.80%.

(B) At September 30, 1996, the cost basis of investment securities owned was substantially identical for both book and tax.

See Notes to Financial Statements.



*See Note 1, page 26 in Notes to Financial Statements.


                 Schedule of Investments--Taxable Bond Portfolios  7

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

                      This page left intentionally blank.

                        Sanford C. Bernstein Fund, Inc.

                                 ANNUAL REPORT
                              SEPTEMBER 30, 1996

                            Schedule of Investments
                           Municipal Bond Portfolios

                             ---------------------

                             Diversified Municipal
                             California Municipal
                              New York Municipal
                     Short Duration Diversified Municipal
                      Short Duration California Municipal
                       Short Duration New York Municipal

                        Sanford C. Bernstein Fund, Inc.
                       Report of Independent Accountants


To the Board of Directors and Shareholders of Sanford C. Bernstein Fund, Inc.

     In our opinion, the statements of assets and liabilities included in the accompanying Annual Report, including the schedules of investments contained herein, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Bernstein Diversified Municipal Portfolio, Bernstein California Municipal Portfolio, Bernstein New York Municipal Portfolio, Bernstein Short Duration Diversified Municipal Portfolio, Bernstein Short Duration California Municipal Portfolio and Bernstein Short Duration New York Municipal Portfolio (six of the eleven portfolios constituting Sanford C. Bernstein Fund, Inc., hereafter referred to as the "Fund") at September 30, 1996, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1996 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

1177 Avenue of the Americas
New York, New York

November 15, 1996

                        Sanford C. Bernstein Fund, Inc.
                            Schedule of Investments
                   Bernstein Diversified Municipal Portfolio
                              September 30, 1996


Principal Amount          Description                             Market Value*
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS:                                                   2.12%
--------------------------------------------------------------------------------
Municipal Notes: 1.17%

     8,200,000   California State Revenue                         $   8,242,148
                 Anticipation Notes Series A,
                 4.50%, 06/30/1997

     1,335,000   Cincinnati City School District,                     1,355,386
                 Ohio Tax Anticipation Notes
                 Series B, 5.00%, 12/01/1998

                                                                  -------------
Total Municipal Notes (Cost $9,582,705)                               9,597,534
                                                                  -------------

Tax-Exempt Variable-Rate Demand Notes: 0.95%
     3,300,000   Franklin County, Ohio Health                         3,300,000
                 Systems Revenue, Daily Floater,
                 Putable Daily, 3.85%, 07/01/2015

     1,000,000   Ohio State Water Development                         1,000,000
                 Authority Revenue Series B,
                 Daily Floater, Putable Daily,
                 4.00%, 11/01/2015

       500,000   Los Angeles Regional Airports                          500,000
                 Improvement Corp., California,
                 Daily Floater, Putable Daily, AMT,
                 3.90%, 12/01/2024

     3,000,000   Los Angeles Regional Airports                        3,000,000
                 Improvement Corp., California,
                 Daily Floater, Putable Daily, AMT,
                 4.10%, 12/01/2025

                                                                  -------------
Total Tax-Exempt Variable-Rate Demand Notes
(Cost $7,800,000)                                                     7,800,000
                                                                  -------------
Total Short-Term Investments
(Cost $17,382,705)                                                   17,397,534
                                                                  -------------

-------------------------------------------------------------------------------
PREREFUNDED/ESCROWED:                                                    15.86%
-------------------------------------------------------------------------------
     1,000,000   Baltimore, Maryland Certificates of                  1,017,230
                 Participation, 7.20%, 04/01/1997,
                 Escrowed to Maturity

     1,350,000   Mercer County Improvement                            1,404,027
                 Authority, New Jersey Solid Waste
                 Revenue, 7.90%, 04/01/2013,
                 Prerefunded 04/01/1997 @ 102

     1,000,000   Fulton County School District,                       1,048,600
                 Georgia, 7.05%, 05/01/2000,
                 Prerefunded 05/01/1997 @ 103

     2,000,000   Tuscaloosa, Alabama Water & Sewer                    2,107,800
                 Revenue Series B, 8.50%, 07/01/2017,
                 Prerefunded 07/01/1997 @ 102

       400,000   University of Texas, Permanent                   $     414,072
                 University Fund Series A,
                 8.60%, 07/01/1997,
                 Escrowed to Maturity

     2,640,000   Intermountain Power Agency, Utah                     2,784,698
                 Power Supply Revenue Series C,
                 8.625%, 07/01/2021,
                 Prerefunded 07/01/1997 @ 102

     1,240,000   Hazel Crest, Illinois Hospital Facilities,           1,312,466
                 9.125%, 07/01/2017,
                 Prerefunded 07/01/1997 @ 102

     2,700,000   Chandler, Arizona,                                   2,816,640
                 9.60%, 07/01/1997,
                 Escrowed to Maturity

     1,805,000   Kentucky Turnpike Authority,                         1,926,422
                 Resource Recovery Road Revenue,
                 13.125%, 07/01/2009,
                 Prerefunded 07/01/1997 @ 100

     1,000,000   Wyandotte County Capital                             1,051,700
                 Improvement Corp., Kansas
                 Criminal Justice Complex,
                 Certificates of Participation,
                 7.35%, 09/01/1999,
                 Prerefunded 09/01/1997 @ 102

     1,400,000   Washington State Motor Vehicle                       1,461,418
                 Fuel Tax, 8.70%, 09/01/2000,
                 Prerefunded 09/01/1997 @ 100


     2,135,000   Washington State,                                    2,239,188
                 8.90%, 10/01/2002,
                 Prerefunded 10/01/1997 @ 100

     4,310,000   Colorado Springs, Colorado                           4,617,475
                 Utilities Revenue Series B,
                 10.50%, 11/15/2022,
                 Prerefunded 11/15/1997 @ 100
                 (Note A, p. 11)

     1,000,000   Passaic Valley Sewer Commission,                     1,056,800
                 New Jersey Series C,
                 7.10%, 12/01/2020,
                 Prerefunded 12/01/1997 @ 102

     2,000,000   Jacksonville Health Facilities                       2,119,100
                 Authority, Florida, St. Vincent
                 DePaul Health System Project,
                 9.10%, 12/01/2015,
                 Prerefunded 12/01/1997 @ 100

     4,000,000   Minneapolis, Minnesota Hospital                      4,315,920
                 Revenue, Lifespan Inc. Series B,
                 9.125%, 12/01/2014,
                 Prerefunded 12/01/1997 @ 102
                 (Note B, p. 11)

     1,000,000   Adams & Arapahoe Counties School                     1,063,460
                 District No. 28J, Colorado Series A,
                 9.50%, 12/01/1997,
                 Escrowed to Maturity

*See Note 1, page 26 in Notes to Financial Statements.

                           Schedule of Investments--Municipal Bond Portfolios  1

Principal Amount          Description                             Market Value
-------------------------------------------------------------------------------

     1,525,000   Charleston, South Carolina                       $   1,621,670
                 Waterworks & Sewer Revenue,
                 7.75%, 01/01/2018,
                 Prerefunded 01/01/1998 @ 102

     2,695,000   Grand Rapids, Michigan Water                         2,869,878
                 Supply Revenue,
                 7.875%, 01/01/2018,
                 Prerefunded 01/01/1998 @ 102

     1,310,000   Salt River Project Agricultural                      1,375,984
                 Import & Power District, Arizona
                 Electric System Revenue Series E,

                 8.25%, 01/01/2028,
                 Prerefunded 01/01/1998 @ 100

     1,000,000   Washington State,                                    1,035,740
                 6.90%, 02/01/1998,
                 Escrowed to Maturity

       890,000   Harris County, Texas Toll Road                         960,150
                 Unlimited Tax, 10.375%, 08/01/2014,
                 Prerefunded 02/01/1998 @ 100

     3,050,000   Harris County, Texas Toll Road                       3,295,708
                 Senior Lien-C, 8.125%, 08/15/2017,
                 Prerefunded 02/15/1998 @ 103

     1,250,000   Ohio State Building Authority                        1,360,438
                 Correctional Facilities Series A,
                 7.35%, 03/01/2003,
                 Prerefunded 03/01/1998 @ 102

     1,475,000   Orlando Utilities Commission,                        1,516,270
                 Florida Water and Electric Revenue,
                 6.05%, 04/01/1998,
                 Escrowed to Maturity

     1,000,000   Wisconsin State Series E,                            1,050,900
                 6.90%, 05/01/2008,
                 Prerefunded 05/01/1998 @ 101

     1,025,000   Wisconsin State Series E,                            1,082,595
                 7.25%, 05/01/2006,
                 Prerefunded 05/01/1998 @ 101

     1,335,000   Ohio State Water Development                         1,433,136
                 Authority Revenue Series I,
                 7.50%, 12/01/2008,
                 Prerefunded 06/01/1998 @ 102

     1,100,000   Los Angeles, California                              1,174,140
                 Wastewater System Revenue,
                 6.80%, 08/01/2019,
                 Prerefunded 08/01/1998 @ 102

     1,400,000   Minnesota State,                                     1,473,122
                 7.10%, 08/01/2003,
                 Prerefunded 08/01/1998 @100

     1,200,000   Minnesota State,                                     1,265,808
                 7.25%, 08/01/2004,
                 Prerefunded 08/01/1998 @ 100

     1,065,000   Wisconsin State Health & Educational                 1,160,339
                 Facility Authority Revenue,
                 Wheaton Franciscan Services, Inc.,

                 8.20%, 08/15/2018,
                 Prerefunded 08/15/1998 @ 102

     1,960,000   Chicago Metropolitan Water                      $    2,080,109
                 Reclamation District, Illinois,
                 7.25%, 01/01/2006,
                 Prerefunded 01/01/1999 @ 100

     1,250,000   Virginia Public School Authority,                    1,327,163
                 6.75%, 01/15/2003,
                 Prerefunded 01/15/1999 @ 101

     1,300,000   Connecticut State Special Tax                        1,404,676
                 Obligation Series A, 7.15%, 02/01/2005,
                 Prerefunded 02/01/1999 @ 102

     2,000,000   Salt Lake City, Utah, IHC                            2,165,080
                 Hospitals Series B,
                 7.25%, 02/15/2020,
                 Prerefunded 02/15/1999 @ 102

     1,450,000   Washington State Motor Vehicle                       1,536,971
                 Fuel Tax, 7.00%, 03/01/1999,
                 Escrowed to Maturity

     1,000,000   Fairfax County, Virginia Public                      1,062,410
                 Improvement Series A,
                 6.25%, 04/01/2008,
                 Prerefunded 04/01/1999 @ 102

     1,445,000   Illinois Health Facilities Authority                 1,571,423
                 Revenue, Lutheran Health Systems
                 Series C, 7.375%, 04/01/2008,
                 Prerefunded 04/01/1999 @ 102

     1,660,000   Rutgers State University, New                        1,795,805
                 Jersey, 7.00%, 05/01/2019,
                 Prerefunded 05/01/1999 @ 102

     1,000,000   New York State Dormitory Authority,                  1,085,730
                 State University Series A,
                 7.125%, 05/15/2017,
                 Prerefunded 05/15/1999 @ 102

     1,355,000   Florida State Board of Education                     1,464,999
                 Series B, 6.90%, 06/01/2009,
                 Prerefunded 06/01/1999 @ 102

     2,000,000   Pennsylvania Intergovernmental                       2,067,880
                 Cooperation Authority, Special
                 Tax Revenue, FGIC,
                 5.75%, 06/15/1999,
                 Escrowed to Maturity


     3,170,000   Puerto Rico Electric Power Authority                 3,445,822
                 Series O, 7.125%, 07/01/2014,
                 Prerefunded 07/01/1999 @ 101.50

     1,200,000   Metropolitan Atlanta Rapid Transit                   1,308,780
                 Authority, Georgia Sales Tax
                 Revenue Series L,
                 7.20%, 07/01/2020,
                 Prerefunded 07/01/1999 @ 102

     1,800,000   Washington Public Power Supply                       1,974,528
                 System Revenue, Nuclear Project
                 No. 1 Series A, 7.50%, 07/01/2015,
                 Prerefunded 07/01/1999 @ 102

     1,000,000   Florida State Turnpike Authority                     1,098,330
                 Revenue, 7.50%, 07/01/2019,
                 Prerefunded 07/01/1999 @ 102

2  Sanford C. Bernstein Fund, Inc.--1996 Annual Report

Principal Amount          Description                             Market Value
-------------------------------------------------------------------------------

     4,000,000   Maryland State Health & Higher                   $   4,393,320
                 Educational Facilities Authority
                 Revenue, Good Samaritan Hospital,
                 7.50%, 07/01/2021,
                 Prerefunded 07/01/1999 @ 102

     1,070,000   University of Maryland System                        1,171,982
                 Auxiliary Facility & Tuition Revenue
                 Series A, 7.20%, 10/01/2009,
                 Prerefunded 10/01/1999 @ 102

     1,390,000   Montgomery County Higher                             1,565,209
                 Education and Health Authority,
                 Pennsylvania Hospital Revenue
                 Series A, 8.375%, 11/01/2011,
                 Prerefunded 11/01/1999 @ 102

     2,120,000   Tampa, Florida, Allegany Health                      2,340,989
                 System, 7.375%, 12/01/2023,
                 Prerefunded 12/01/1999 @ 102

     4,250,000   Pennsylvania State Turnpike                          4,708,107
                 Commission Turnpike Revenue
                 Series E, 7.55%, 12/01/2017,
                 Prerefunded 12/01/1999 @ 102

     6,680,000   Franklin County, Ohio Hospital                       7,489,215
                 Revenue, 7.60%, 05/15/2020,

                 Prerefunded 05/15/2000 @ 102

     3,950,000   Austin, Texas Utility Systems                        4,587,767
                 Revenue, Combined Series A,
                 9.50%, 05/15/2015,
                 Prerefunded 05/15/2000 @ 100

     3,500,000   Pennsylvania Intergovernmental                       3,670,730
                 Cooperation Authority, Special
                 Tax Revenue, FGIC,
                 6.00%, 06/15/2000,
                 Escrowed to Maturity

       795,000   El Paso County, Texas,                                 855,873
                 6.80%, 07/01/2000,
                 Escrowed to Maturity

     1,575,000   Fulton County Building Authority,                    1,799,941
                 Georgia Series A, 8.40%, 01/01/2001,
                 Escrowed to Maturity

     3,000,000   Austin, Texas Utility Systems                        3,406,350
                 Series A, 8.00%, 11/15/2016,
                 Prerefunded 05/15/2001 @ 100

     1,000,000   South Carolina Public Service                        1,117,270
                 Authority Revenue Series B,
                 7.00%, 07/01/2012,
                 Prerefunded 07/01/2001 @ 102

       505,000   Austin, Texas Utility Systems                          622,852
                 Revenue, MBIA, 9.25%, 11/15/2002,
                 Escrowed to Maturity

       740,000   Grapevine-Colleyville Independent                      853,309
                 School District, Texas Series A,
                 7.50%, 08/15/2003,
                 Escrowed to Maturity

     2,330,000   Fulton County Building Authority,                $   2,941,182
                 Georgia Series A, 8.75%, 01/01/2005,
                 Escrowed to Maturity

     1,905,000   Mississippi State, 6.20%, 02/01/2008,                2,054,504
                 Escrowed to Maturity

     4,100,000   North Carolina Municipal Power                       4,121,525
                 Agency No. 1, Catawba Electric
                 Revenue, 5.50%, 01/01/2013,
                 Escrowed to Maturity

       150,000   Florida State Board of Education,                      209,858
                 9.125%, 06/01/2014,
                 Escrowed to Maturity


     1,010,000   Maricopa County Industrial                             343,481
                 Development Authority, Arizona,
                 Single Family Mortgage Revenue
                 Series 1983A, 0.00%, 12/31/2014,
                 Escrowed to Maturity (Note C, p. 11)

     1,000,000   Bell County Health Facilities                        1,055,080
                 Development Corp., Texas,
                 Lutheran General Health Care
                 Systems, 6.50%, 07/01/2019,
                 Escrowed to Maturity
                                                                  -------------
Total Prerefunded/Escrowed (Cost $127,734,026)                      130,131,144
                                                                  -------------
-------------------------------------------------------------------------------
INSURED (Note D, p. 11):                                                 33.75%
-------------------------------------------------------------------------------
     1,000,000   Pennsylvania Industrial                              1,002,120
                 Development Authority, AMBAC,
                 4.55%, 01/01/1997

     1,000,000   Muscatine, Iowa Electric Revenue,                    1,001,890
                 AMBAC, 4.80%, 01/01/1997

     1,060,000   Lowell, Massachusetts State                          1,072,826
                 Qualified, CGIC, 6.375%, 04/01/1997

     1,000,000   Alaska Student Loan Corp.,                           1,005,670
                 Student Loan Revenue,
                 AMBAC, AMT, 4.80%, 07/01/1997

     1,350,000   Florida State General Services                       1,361,394
                 Revenue, Environmental
                 Preservation Department
                 Series 2000-A, AMBAC,
                 5.00%, 07/01/1997

     1,000,000   New Orleans, Louisiana Water                         1,024,320
                 Revenue, MBIA,
                 7.00%, 12/01/1997

     1,000,000   Cook County School District                          1,036,420
                 No. 201, Illinois, FGIC,
                 7.30%, 12/01/1997

     1,000,000   Pennsylvania Series A,                               1,024,750
                 AMBAC, 6.30%, 01/01/1998

     1,000,000   Chicago Metropolitan Water                           1,050,200
                 Reclamation District, Illinois,
                 FGIC, 8.60%, 01/01/1998

     1,800,000   Brownsville, Texas, AMBAC,                           1,837,746

                 5.80%, 02/15/1998

                           Schedule of Investments--Municipal Bond Portfolios  3

Principal Amount          Description                             Market Value
-------------------------------------------------------------------------------

     1,105,000   Alief Independent School District,               $   1,145,598
                 Texas, PSF Guaranteed,
                 7.00%, 02/15/1998

     2,625,000   Cabell County Board of Education,                    2,768,194
                 West Virginia, MBIA,
                 8.00%, 05/01/1998

     1,875,000   New Jersey State Transportation                      1,896,169
                 Trust Fund Series B, MBIA,
                 5.00%, 06/15/1998

     6,600,000   Illinois State, FGIC,                                6,700,452
                 5.25%, 07/01/1998

     1,000,000   Pima County Unified School                           1,045,160
                 District No. 10, Arizona Series A,
                 FGIC, 7.00%, 07/01/1998

     2,265,000   Alaska Student Loan Corp.,                           2,364,071
                 Student Loan Revenue Series A,
                 AMBAC, AMT,
                 7.10%, 07/01/1998

     2,300,000   Nassau County, New York, FGIC,                       2,333,120
                 5.00%, 08/01/1998

     2,100,000   Dade County School District,                         2,166,423
                 Florida, MBIA, 6.00%, 08/01/1998

     1,100,000   Dade County, Florida, Aviation Revenue               1,117,710
                 Series C, MBIA, 5.00%, 10/01/1998

     1,480,000   Arizona State Certificates of                        1,514,898
                 Participation Series A, AMBAC,
                 5.45%, 11/01/1998

     2,275,000   Pennsylvania State Higher                            2,280,369
                 Educational Facility Allegheny
                 Delaware Valley Obligation, MBIA,
                 4.40%, 11/15/1998

     1,980,000   Lucas County, Ohio Hospital                          2,012,472
                 Revenue Refunding Promedica
                 Healthcare Obligation, MBIA,

                 5.00%, 11/15/1998

     2,900,000   Atlanta, Georgia Airport                             2,951,910
                 Facilities Revenue, AMBAC,
                 5.25%, 01/01/1999

     2,210,000   Texas State Public Finance                           2,304,964
                 Authority Building Revenue, MBIA,
                 6.50%, 02/01/1999

     1,165,000   Massachusetts Series A, FGIC,                        1,234,469
                 7.20%, 02/01/1999

     1,000,000   Round Rock Independent School                        1,012,750
                 District, Texas, PSF Guaranteed,
                 4.875%, 02/15/1999

     1,040,000   New Jersey Wastewater Series C,                      1,086,478
                 MBIA, 6.25%, 05/15/1999

     1,000,000   Convention Center Authority,                         1,103,740
                 Rhode Island Revenue Series A,
                 MBIA, 8.90%, 05/15/1999

    13,300,000   Pennsylvania Intergovernmental                      13,734,245
                 Cooperation Authority, Special
                 Tax Revenue, FGIC,
                 5.75%, 06/15/1999

     3,200,000   Minnesota State Series A, AMBAC,                 $   3,238,144
                 5.00%, 06/30/1999

     4,350,000   North Slope Boro, Alaska Series B,                   4,493,246
                 FSA, 6.10%, 06/30/1999

     4,680,000   Florida State General Services                       4,759,981
                 Revenue, Environmental Preservation
                 Department Series 2000-A, AMBAC,
                 5.00%, 07/01/1999

     3,475,000   Wisconsin State Transportation                       3,524,519
                 Revenue, FGIC, 5.00%, 07/01/1999

     3,210,000   Dade County, Florida Aviation                        3,265,276
                 Revenue Series C, AMBAC,
                 5.00%, 10/01/1999

     7,680,000   Dade County, Florida Sales Tax                       7,820,851
                 Revenue, AMBAC, 5.00%, 10/01/1999

     2,000,000   Wilmington, Delaware Series A,                       2,036,120
                 MBIA, 5.00%, 10/01/1999

     1,450,000   Montgomery County, Ohio Solid                        1,472,649

                 Waste Revenue, MBIA,
                 5.00%, 11/01/1999

     3,600,000   South Dakota State Building                          3,654,216
                 Authority, Lease Revenue Series A,
                 AMBAC, 5.15%, 12/01/1999

     7,820,000   Chicago, Illinois O'Hare                             7,970,222
                 International Airport Revenue
                 Senior Lien Series A, AMBAC, AMT,
                 5.50%, 01/01/2000

     1,175,000   Chicago, Illinois Motor Fuel Tax                     1,242,433
                 Revenue, AMBAC, 6.60%, 01/01/2000

     1,050,000   Massachusetts Series B,                              1,139,502
                 FGIC, 7.30%, 04/01/2000

     1,200,000   Plano, Texas Waterworks and                          1,288,392
                 Sewer Revenue, AMBAC,
                 6.90%, 05/01/2000

     4,295,000   Clark County School District,                        4,818,518
                 Nevada, FGIC, 8.25%, 05/01/2000

     1,170,000   District of Columbia Series E,                       1,163,717
                 FGIC, 4.75%, 06/01/2000

     1,000,000   Alaska Student Loan Corp.,                           1,020,780
                 Student Loan Revenue Series A,
                 AMBAC, AMT, 5.375%, 07/01/2000

     2,000,000   Dade County, Florida, FGIC,                          2,546,180
                 12.00%, 10/01/2000

     1,465,000   Northglenn, Colorado Series A,                       1,481,921
                 MBIA, 6.60%, 11/01/2000

     2,275,000   Clark County Public Utility                          2,467,169
                 District No. 1, Washington
                 Electric Revenue, FGIC,
                 7.10%, 01/01/2001

     1,000,000   Humble Independent School                            1,115,310
                 District, Texas, PSF Guaranteed,
                 7.625%, 02/01/2001

       595,000   Austin, Texas Utility Systems                          726,793
                 Revenue, MBIA, 9.25%, 11/15/2002

4  Sanford C. Bernstein Fund, Inc.--1996 Annual Report

Principal Amount          Description                             Market Value
-------------------------------------------------------------------------------

       180,000   Grapevine-Colleyville Independent                  $   208,129
                 School District, Texas, AMBAC,
                 7.50%, 08/15/2003

     1,000,000   District of Columbia Series B-3,                       999,300
                 MBIA, 5.20%, 06/01/2004

     1,500,000   Metropolitan Pier & Exposition                       1,550,760
                 Authority, Illinois, McCormick
                 Place Expansion Project Series A,
                 MBIA, 5.70%, 06/15/2005

     1,110,000   Washington, D.C. Metro Area                          1,082,650
                 Transit Authority Gross Revenue,
                 FGIC, 5.00%, 01/01/2006

     1,000,000   Utah State Board of Regents                          1,033,780
                 Student Loan Revenue Series J,
                 AMBAC, AMT, 6.00%, 05/01/2006

     1,710,000   Detroit, Michigan Water Supply                       1,667,199
                 Revenue, FGIC, 4.90%, 07/01/2006

     4,775,000   Chicago, Illinois, FGIC,                             4,868,208
                 5.50%, 01/01/2007

     4,485,000   Cleveland, Ohio Waterworks                           4,608,338
                 Revenue Series G, MBIA,
                 5.50%, 01/01/2007

     8,140,000   District of Columbia, MBIA,                          8,465,844
                 6.00%, 06/01/2007

     1,250,000   Detroit, Michigan Water Supply                       1,216,475
                 Revenue, FGIC, 5.00%, 07/01/2007

     1,400,000   Massachusetts Series A, MBIA,                        1,356,572
                 5.00%, 01/01/2008

     5,240,000   Chicago, Illinois Series A, AMBAC,                   5,437,338
                 5.75%, 01/01/2008

     1,000,000   Berkley City School District,                        1,140,690
                 Michigan, FGIC, 7.00%, 01/01/2008

     3,345,000   Ohio State Water Development                         3,280,074
                 Authority, Pollution Control Facilities
                 Revenue, MBIA, 5.125%, 06/01/2008

     3,875,000   Regional Transportation                              4,018,336
                 Authority, Illinois Series A,

                 AMBAC, 6.00%, 06/01/2008

     2,000,000   Intermountain Power Agency, Utah                     2,149,600
                 Series A, AMBAC, 6.50%, 07/01/2008

     4,140,000   Washington, D.C. Metropolitan                        4,205,867
                 Airport Authority Revenue Series A,
                 MBIA, AMT, 5.80%, 10/01/2008

     2,000,000   Hot Springs, Arkansas Sales and                      1,989,380
                 Use Tax, Civic Center Project, FSA,
                 4.95%, 12/01/2008

     2,750,000   Indianapolis, Indiana Resource Recovery              3,077,580
                 Revenue, Ogden Martin System Inc.
                 Project, AMBAC, 6.75%, 12/01/2008

     1,415,000   Greater Detroit Resource                             1,526,544
                 Recovery Authority, Michigan
                 Series B, AMBAC, 6.25%, 12/13/2008

     1,675,000   Chicago, Illinois O'Hare International               1,708,785
                 Airport Revenue, 2nd Lien-Series C,
                 MBIA, 5.75%, 01/01/2009

     2,415,000   Massachusetts Bay Transportation                 $   2,421,327
                 Authority Series A, FGIC,
                 5.50%, 03/01/2009

     4,000,000   Massachusetts Bay Transportation                     4,010,480
                 Authority Series A, MBIA,
                 5.50%, 03/01/2009

     1,000,000   Middlesex County Utilities Authority,                  967,840
                 New Jersey Sewer Revenue Series A,
                 FGIC, 5.15%, 03/15/2009

     3,495,000   Ohio State Public Facilities                         3,447,398
                 Commission Higher Education
                 Capital Facilities Series A,
                 AMBAC, 5.25%, 05/01/2009

     1,280,000   Ohio State Water Development                         1,262,451
                 Authority, Pollution Control
                 Facilities Revenue, MBIA,
                 5.25%, 06/01/2009

     9,375,000   Metropolitan Water District of                       8,768,719
                 Southern California, Waterworks
                 Revenue Series B, MBIA,
                 4.75%, 07/01/2009

    10,000,000   Intermountain Power Agency, Utah                    10,954,600
                 Power Supply Revenue Series B,

                 MBIA, 6.50%, 07/01/2009

     1,190,000   Volusia County School Board,                         1,165,926
                 Florida Certificates of Participation,
                 FSA, 5.20%, 08/01/2009

     1,370,000   Texas Municipal Power Agency                         1,296,294
                 Revenue, FGIC, 5.00%, 09/01/2009

     1,510,000   Texas Municipal Power Agency                         1,484,919
                 Revenue, MBIA, 5.25%, 09/01/2009

     1,000,000   Anchorage, Alaska, FGIC,                             1,055,500
                 6.00%, 10/01/2009

     2,460,000   Reedy Creek Improvement District,                    2,607,674
                 Florida Utility Revenue, MBIA, AMT,
                 8.50%, 10/01/2009

     5,000,000   Connecticut State Resource                           4,928,000
                 Recovery Authority Series A, MBIA,
                 5.375%, 11/15/2009

     1,000,000   Providence Public Building                             951,010
                 Authority, Rhode Island Series A,
                 FSA, 5.10%, 12/15/2009

     1,890,000   Chicago, Illinois O'Hare International               1,769,645
                 Airport Revenue, 2nd Lien-Series C,
                 MBIA, 5.00%, 01/01/2010

     2,420,000   Kansas City Municipal Assistance                     2,311,874
                 Corporation, Missouri, MBIA,
                 5.125%, 04/15/2010

     1,000,000   Detroit, Michigan Water Supply                         990,350
                 System Revenue Series B, MBIA,
                 5.40%, 07/01/2010

     2,510,000   Detroit, Michigan Sewer Disposal                     2,649,556
                 Revenue Series B, MBIA,
                 6.00%, 07/01/2010

                           Schedule of Investments--Municipal Bond Portfolios  5

Principal Amount          Description                             Market Value
-------------------------------------------------------------------------------

     1,500,000   Brownsville, Texas Utility System                $   1,609,800
                 Revenue, AMBAC, 6.25%, 09/01/2010

     5,000,000   Connecticut State Resource Recovery                  4,886,100

                 Authority Series A, MBIA,
                 5.375%, 11/15/2010

     1,405,000   Providence Public Building                           1,326,165
                 Authority, Rhode Island Series A,
                 FSA, 5.10%, 12/15/2010

     1,000,000   Amarillo Junior College District,                      963,020
                 Texas, FGIC, 5.125%, 02/15/2011

     1,275,000   Brownsville, Texas Utility System                    1,365,971
                 Revenue, AMBAC, 6.25%, 09/01/2011

     1,025,000   Goose Creek Independent School                         962,106
                 District, Texas, PSF Guaranteed,
                 5.00%, 02/15/2012

     1,000,000   Amarillo Junior College District,                      951,410
                 Texas, FGIC, 5.125%, 02/15/2012

     4,970,000   Indianapolis, Indiana Gas Utilities                  4,017,400
                 Revenue Series B, FGIC,
                 4.00%, 06/01/2012

     2,870,000   Lowell, Massachusetts, AMBAC,                        2,807,491
                 5.50%, 08/01/2012

     1,000,000   Boston, Massachusetts, MBIA,                           959,250
                 5.25%, 10/01/2012

     3,500,000   Municipal Sub-District Northern                      3,771,565
                 Colorado Water Conservancy
                 District Revenue Series F, AMBAC,
                 6.50%, 12/01/2012 (Note E, p. 11)

     1,035,000   Sacramento Municipal Utility District,               1,146,718
                 California Series G, MBIA,
                 6.50%, 09/01/2013

     1,760,000   Clark County, Nevada Series A,                       1,931,758
                 AMBAC, 6.50%, 06/01/2017

     4,940,000   Rhode Island Depositors Economic                     4,952,004
                 Protection Corp. Series A, FSA,
                 5.75%, 08/01/2019

     1,785,000   Los Angeles, California Wastewater                   1,534,832
                 System Revenue Series D, FGIC,
                 4.70%, 11/01/2019

     1,005,000   Regional Transportation Authority,                   1,269,164
                 Illinois Series C, FGIC,
                 7.75%, 06/01/2020


     1,500,000   Rhode Island Depositors Economic                     1,451,535
                 Protection Corp. Series A, FSA,
                 5.50%, 08/01/2020

     3,135,000   Illinois State Dedicated Tax Revenue,                3,346,644
                 AMBAC, 6.25%, 12/15/2020

     1,735,000   Sacramento Municipal Utility District,               1,494,373
                 California Series G, MBIA,
                 4.75%, 09/01/2021

     3,910,000   McGee-Creek Authority, Oklahoma                      4,073,751
                 Water Revenue, MBIA,
                 6.00%, 01/01/2023
                                                                  -------------
Total Insured (Cost $271,863,561)                                   276,892,536
                                                                  -------------
-------------------------------------------------------------------------------
TAX SUPPORTED:                                                           31.63%
-------------------------------------------------------------------------------
State General Obligations:  10.23%

     1,000,000   Washington State,                                $   1,000,110
                 8.20%, 10/01/1996

     1,420,000   Texas Public Finance Authority                       1,420,199
                 Series A, 9.00%, 10/01/1996

     1,715,000   South Carolina State Series U,                       1,738,050
                 7.60%, 02/01/1997

     2,000,000   Delaware State Series A,                             2,031,100
                 5.60%, 08/15/1997

     2,000,000   Connecticut State Resource                           2,027,800
                 Recovery Authority Series A,
                 5.30%, 11/15/1997

     1,000,000   New Jersey State,                                    1,044,070
                 7.20%, 04/15/1998

     1,000,000   District of Columbia Series A,                         992,240
                 5.00%, 06/01/1998

     4,020,000   Connecticut State Economic                           4,073,948
                 Recovery Notes, 5.00%, 06/15/1998

     4,130,000   Georgia State Series C,                              4,345,751
                 7.25%, 07/01/1998

     4,075,000   South Carolina State Series B,                       4,190,526
                 5.75%, 08/01/1998

     1,000,000   Missouri State, Third State Building                 1,058,660

                 Series A, 7.50%, 08/01/1998

     1,000,000   Texas State Series B,                                1,072,960
                 8.00%, 10/01/1998

     1,000,000   Georgia State Series D,                              1,056,940
                 7.00%, 11/01/1998

     1,535,000   Georgia State Series A,                              1,652,474
                 7.70%, 02/01/1999

     1,000,000   Georgia State Series B,                              1,047,390
                 6.30%, 03/01/1999

     1,000,000   California State, AMT,                               1,053,530
                 6.80%, 04/01/1999

     1,000,000   Massachusetts State Turnpike                         1,014,850
                 Authority Series A,
                 5.00%, 06/01/1999

     3,565,000   South Carolina State Capital                         3,631,487
                 Improvements Series A,
                 5.00%, 07/01/1999

     1,000,000   Georgia State Series B,                             1,097,160
                 8.00%, 07/01/1999

     1,750,000   New Jersey State Series E,                          1,783,985
                 5.00%, 07/15/1999

     2,960,000   Maryland State, Third Series,                       3,095,183
                 6.00%, 07/15/1999

     4,025,000   Minnesota State,                                    4,200,691
                 6.00%, 08/01/1999

     2,275,000   Rhode Island State Series A,                        2,400,330
                 6.60%, 08/01/1999

     4,305,000   Washington State Series R-92-C,                     4,413,142
                 5.30%, 09/01/1999

     3,655,000   New Jersey State,                                   3,953,540
                 7.00%, 04/01/2000


6  Sanford C. Bernstein Fund, Inc.--1996 Annual Report

Principal Amount          Description                             Market Value
-------------------------------------------------------------------------------


     1,000,000   District of Columbia Series A,                   $     988,210
                 5.50%, 06/01/2001

     1,000,000   Massachusetts Series D,                              1,077,420
                 6.50%, 07/01/2001

     1,090,000   California State,                                    1,216,473
                 7.00%, 03/01/2003

     2,300,000   California State,                                    2,586,373
                 7.00%, 03/01/2004

     1,115,000   California State,                                    1,263,384
                 7.10%, 05/01/2004

     2,735,000   Wisconsin State Series 2,                            2,664,546
                 5.00%, 11/01/2007

     7,240,000   Massachusetts Series A,                              7,196,705
                 5.25%, 02/01/2008

     1,000,000   California State, 7.20%, 05/01/2008                  1,165,620

     1,000,000   South Carolina State Series A,                         966,740
                 5.00%, 03/01/2009

     2,225,000   Massachusetts Bay Transportation                     2,298,492
                 Authority Series A,
                 5.75%, 03/01/2010

     1,000,000   Texas State, College Student Loan,                     936,290
                 AMT, 5.00%, 08/01/2010

     3,755,000   Massachusetts Bay Transportation                     3,735,512
                 Authority Series A,
                 5.50%, 03/01/2012

     1,000,000   Georgia State Series B,                              1,058,940
                 6.00%, 03/01/2012

       990,000   Florida State Board of Education,                    1,387,861
                 9.125%, 06/01/2014
                                                                  -------------
Total State General Obligations
(Cost $81,861,222)                                                   83,938,682
                                                                  -------------
Local General Obligations:  9.73%

     1,300,000   Dallas County, Texas Series B,                       1,317,290
                 8.60%, 01/10/1997

     1,145,000   Montgomery County, Maryland                          1,166,778
                 Series A, 7.30%, 04/01/1997


     1,000,000   Edison Township, New Jersey,                         1,017,010
                 6.50%, 06/01/1997

     1,960,000   Maricopa County, Arizona Series A,                   2,002,179
                 6.80%, 07/01/1997

     1,375,000   San Antonio, Texas,                                  1,431,540
                 9.00%, 08/01/1997

     1,475,000   Chicago Board of Education,                          1,470,619
                 Illinois Certificates of Participation,
                 4.10%, 12/01/1997

     1,365,000   Chicago, Illinois,                                   1,477,776
                 11.50%, 01/01/1998

     1,720,000   Indianapolis Local Public                            1,737,475
                 Improvement Bond Bank, Indiana
                 Series B, 5.00%, 02/01/1998

     1,670,000   Union County, New Jersey,                            1,717,929
                 6.40%, 02/01/1998

     1,000,000   New York City Series B,                              1,035,250
                 7.20%, 02/01/1998

     1,860,000   Milwaukee, Wisconsin Series A5,                  $   1,893,908
                 5.50%, 02/15/1998

     2,215,000   Shelby County, Tennessee Series A,                   2,243,286
                 5.00%, 04/01/1998

     1,275,000   Columbus, Ohio,                                      1,425,322
                 12.00%, 05/15/1998

     2,000,000   Houston Independent School                           2,146,380
                 District, Texas, PSF Guaranteed,
                 8.375%, 08/15/1998

     1,020,000   Du Page County Forest Preserve                       1,073,611
                 District, Illinois, 7.40%, 11/01/1998

     1,000,000   De Kalb County, Georgia,                             1,014,130
                 4.90%, 01/01/1999

     1,000,000   Fulton County School District,                       1,070,330
                 Georgia, 7.50%, 01/01/1999

     1,810,000   Washington Suburban Sanitation                       1,954,058
                 District, Maryland, 8.00%, 01/01/1999

     1,245,000   Chicago, Illinois,                                   1,421,429
                 11.50%, 01/01/1999


     4,200,000   Dallas, Texas,                                       4,212,894
                 4.45%, 02/15/1999

     1,000,000   Dallas, Texas Series B,                              1,045,600
                 6.00%, 08/15/1999

     1,000,000   Montgomery County, Maryland                          1,073,360
                 Series B, 6.875%, 10/01/1999

     1,000,000   Harris County Flood Control                          1,075,090
                 District, Texas Series A,
                 7.125%, 10/01/1999

     1,000,000   Denver City & County School                          1,151,340
                 District No. 1, Colorado Series B,
                 10.00%, 12/01/1999

     2,960,000   Winston-Salem, North Carolina,                       3,491,942
                 8.875%, 06/01/2001

     1,960,000   Montgomery County, Maryland,                         2,321,620
                 8.60%, 05/01/2002

     2,000,000   New York City Series G,                              2,018,820
                 5.70%, 02/01/2003

     3,420,000   Pennsylvania Convention & Exhibition                 3,575,849
                 Center Authority Revenue Series A,
                 6.25%, 09/01/2004

     1,455,000   Montgomery County, Maryland                          1,537,077
                 Series A, 5.75%, 07/01/2006

     6,525,000   Port of Seattle, Washington, AMT,                    6,577,787
                 5.50%, 05/01/2007

     2,350,000   Washington Suburban Sanitation                       2,330,777
                 District, Maryland, 5.10%, 06/01/2007

     2,620,000   Jersey City, New Jersey Series A,                    2,753,489
                 6.00%, 10/01/2007

     1,000,000   Dallas, Texas,                                         961,350
                 5.00%, 02/15/2008

     2,390,000   Buncombe County, North Carolina,                     2,355,369
                 5.10%, 03/01/2008

     1,020,000   Indianapolis Local Public                              965,726
                 Improvement Bond Bank, Indiana
                 Series B, 5.00%, 02/01/2010


                          Schedule of Investments--Municipal Bond Portfolios  7

Principal Amount          Description                             Market Value
-------------------------------------------------------------------------------

     1,190,000   Roanoke, Virginia,                               $   1,119,076
                 5.00%, 02/01/2011

     1,900,000   Minneapolis, Minnesota Series A,                       807,633
                 0.00%, 12/01/2011 (Note C, p. 11)

     1,300,000   Forsyth County, North Carolina,                      1,178,775
                 4.75%, 02/01/2013

     1,310,000   Travis County, Texas,                                1,219,086
                 5.00%, 03/01/2014

     1,400,000   Travis County, Texas,                                1,292,088
                 5.00%, 03/01/2015

     1,840,000   Du Page County, Illinois                             1,820,570
                 Stormwater Project,
                 5.60%, 01/01/2021

     6,430,000   Du Page County, Illinois Jail Project,               6,362,099
                 5.60%, 01/01/2021
                                                                  -------------
Total Local General Obligations
(Cost $78,585,383)                                                   79,863,717
                                                                  -------------
Tax Lease:  8.17%

     4,005,000   New York State Certificates of                       4,040,124
                 Participation, 6.70%, 03/01/1997

     5,170,000   New York State Dormitory                             5,186,130
                 Authority, State University
                 Series A, 4.75%, 07/01/1997

     1,050,000   New York State Dormitory                             1,070,549
                 Authority, City University Series A,
                 6.90%, 07/01/1997

     1,355,000   Missouri State Regional                              1,375,461
                 Convention & Sports Complex
                 Authority Series A,
                 6.00%, 08/15/1997

     1,000,000   Ukiah Unified School District,                       1,003,040
                 California Certificates of
                 Participation, 5.00%, 09/01/1997

     1,000,000   New Haven Unified School                             1,007,400

                 District, California Certificates
                 of Participation, 4.90%, 07/01/1998

     1,465,000   New York State Dormitory                             1,536,624
                 Authority, City University Series A,
                 7.40%, 07/01/1998

     1,835,000   Virginia College Building Authority,                 1,860,139
                 Virginia Equipment Leasing Program,
                 5.00%, 08/01/1998

     1,020,000   Ohio State Building Authority                        1,072,826
                 Series C, 7.10%, 10/01/1998

     2,170,000   New York State Urban Development                     2,174,427
                 Corp., Correctional Facilities,
                 4.70%, 01/01/1999

     2,350,000   New York State Certificates of                       2,357,825
                 Participation, 4.90%, 03/01/1999

     1,000,000   New York State Energy Research &                     1,002,550
                 Development Authority, Western
                 New York Nuclear Service Center
                 Series B, 5.00%, 04/01/1999

     1,040,000   New York State Medical Care                      $   1,064,232
                 Facilities Financing Authority,
                 Brookdale Hospital Medical Center
                 Series A, Secured Hospital Program,
                 6.20%, 08/15/1999

     1,500,000   Ukiah Unified School District,                       1,507,935
                 California Certificates of Participation,
                 5.30%, 09/01/1999

     1,140,000   Lake County, Illinois Certificates of                1,240,320
                 Participation, 7.20%, 06/01/2000

     2,375,000   New York State Urban Development                     2,389,202
                 Corp., Correctional Facilities,
                 5.10%, 01/01/2001

     3,800,000   MTA, New York Commuter Facilities                    3,845,752
                 Service Contract Series O,
                 5.25%, 07/01/2001

     3,500,000   Ohio State Higher Educational                        3,663,660
                 Facility, Community Revenue
                 Series A, 7.00%, 11/01/2002

     2,000,000   New York State Dormitory                             2,006,660
                 Authority, State University
                 Series A, 5.50%, 05/15/2005


     1,005,000   New York State Dormitory                             1,012,457
                 Authority, City University Series C,
                 5.70%, 07/01/2005

     1,005,000   New York State Dormitory Authority,                  1,012,457
                 City University, 5.70%, 07/01/2005

     1,000,000   New York State Certificates of                       1,001,980
                 Participation, City University,
                 John Jay College, 5.75%, 08/15/2005

     1,720,000   New York State Medical Care                          1,682,728
                 Facilities Financing Authority,
                 Mental Health Services,
                 5.35%, 02/15/2006

     1,000,000   New York State Dormitory                             1,069,980
                 Authority, State University
                 Series A, 6.50%, 05/15/2006

     2,450,000   New York State Dormitory                             2,430,400
                 Authority, State University,
                 5.50%, 05/15/2007

     1,000,000   New York State Dormitory Authority,                  1,007,870
                 City University Series A,
                 5.75%, 07/01/2007

     3,890,000   Philadelphia Hospitals & Higher                      3,802,903
                 Education Facilities, Pennsylvania
                 Authority Revenue, 5.875%, 08/01/2007

     1,000,000   Ohio State Building Authority                          966,350
                 Series B, 5.00%, 10/01/2007

     2,000,000   McLean County Public Building                        2,334,480
                 Commission, Illinois, 7.25%, 11/01/2007

     4,005,000   California State Public Works                        3,975,563
                 Board, 5.375%, 06/01/2008

     1,000,000   New York State Dormitory                             1,076,800
                 Authority, City University,
                 8.125%, 07/01/2008

8  Sanford C. Bernstein Fund, Inc.--1996 Annual Report

Principal Amount          Description                             Market Value
-------------------------------------------------------------------------------

     4,035,000   Philadelphia Hospitals & Higher                  $   4,022,935

                 Education Facilities, Pennsylvania
                 Authority Revenue, 6.20%, 08/01/2011

     1,280,000   New York State Dormitory Authority,                  1,263,629
                 City University Series A,
                 5.75%, 07/01/2013

     1,000,000   Sacramento City Finance Authority,                     948,390
                 California Series B,
                 5.40%, 11/01/2020
                                                                 --------------
Total Tax Lease (Cost $66,409,236)                                   67,013,778
                                                                 --------------
Special Tax:  2.83%

     1,000,000   New York State Local Government                      1,012,040
                 Assistance Corp. Series C,
                 6.05%, 04/01/1997

     1,000,000   Metropolitan Atlanta Rapid Transit                   1,012,950
                 Authority, Georgia, Sales Tax Revenue
                 Series I, 6.25%, 07/01/1997

     1,610,000   Arizona State Transportation Board                   1,647,964
                 Tax Revenue, 7.30%, 07/01/1997

     1,175,000   Las Vegas Local Improvement                          1,177,773
                 Bonds, Nevada, Special
                 Improvement District No. 707,
                 5.50%, 06/01/1999

     2,410,000   Montana State Department of                          2,435,161
                 Transportation, 4.70%, 07/01/1999

     1,000,000   Metropolitan Pier & Exposition Authority,            1,045,980
                 Illinois, McCormick Place Expansion
                 Project Series A, 5.90%, 06/15/2003

     2,620,000   Connecticut State Special Tax                        2,611,249
                 Obligation, Transportation Infrastructure
                 Series A, 5.25%, 09/01/2007

     1,000,000   Connecticut State Special Tax                        1,072,870
                 Obligation Series B, 6.15%, 09/01/2009

     1,000,000   Illinois State Sales Tax Revenue                       943,380
                 Series A, 5.10%, 06/15/2010

     1,000,000   District of Columbia Redevelopment                     975,750
                 Land Agency, Sports Arena
                 Special Tax, 5.625%, 11/01/2010

     3,225,000   Illinois State Sales Tax Revenue                     3,330,941
                 Series Q, 6.00%, 06/15/2012


     5,770,000   Rhode Island Depositors Economic                     5,921,174
                 Protection Corp. Series A,
                 6.375%, 08/01/2022
                                                                  -------------
Total Special Tax (Cost $22,262,671)                                 23,187,232
                                                                  -------------
Miscellaneous Tax:  0.67%

     5,325,000   Indianapolis Local Public                            5,498,062
                 Improvement Bond Bank, Indiana
                 Series B, 6.00%, 01/10/2013
                                                                  -------------
Total Miscellaneous Tax (Cost $5,178,966)                             5,498,062
                                                                  -------------
Total Tax Supported (Cost $254,297,478)                             259,501,471
                                                                  -------------
-------------------------------------------------------------------------------
REVENUE:                                                                 11.96%
-------------------------------------------------------------------------------
Airport Revenue:  0.90%

     1,500,000   Denver City & County, Colorado                   $   1,617,975
                 Airport Revenue Series B, AMT,
                 7.25%, 11/15/2005

       800,000   Denver City & County, Colorado                         882,232
                 Airport Revenue Series A, AMT,
                 7.50%, 11/15/2006

     1,325,000   Denver City & County, Colorado                       1,564,176
                 Airport Revenue Series A, AMT,
                 8.875%, 11/15/2012

     2,600,000   Chicago, Illinois O'Hare International               2,387,944
                 Airport Revenue Senior Lien Series A,
                 5.00%, 01/01/2013

     1,000,000   Massachusetts Port Authority                           915,930
                 Revenue Series B, AMT,
                 5.00%, 07/01/2013
                                                                  -------------
Total Airport Revenue (Cost $7,008,273)                               7,368,257
                                                                  -------------
Electric Revenue:  2.74%

     3,320,000   San Antonio, Texas Electric & Gas                    3,350,245
                 Revenue, 6.75%, 02/01/1997

     1,870,000   Massachusetts Municipal Wholesale                    1,891,935
                 Electric Company Series B,
                 6.00%, 07/01/1997

     3,185,000   Washington Public Power Supply                       3,248,446

                 System Revenue, Nuclear Project
                 No. 3, 7.00%, 07/01/1997

     1,000,000   Washington Public Power Supply                       1,008,380
                 System Revenue, Nuclear Project
                 No. 2 Series A, 5.10%, 07/01/1998

     1,500,000   Massachusetts Municipal Wholesale                    1,529,295
                 Electric Company Series D,
                 5.50%, 07/01/2000

     6,700,000   Pittsylvania County, Industrial                      6,884,250
                 Development Authority, Virginia
                 Revenue Series A, AMT,
                 7.30%, 01/01/2004

     3,500,000   Washington Public Power Supply                       3,516,485
                 System Revenue, Nuclear Project
                 No. 3 Series B, 5.60%, 07/01/2007

     1,000,000   Northern California Public Power                     1,009,520
                 Agency, Geothermal Project No. 3
                 Series A, 5.65%, 07/01/2007
                                                                ---------------
Total Electric Revenue (Cost $22,180,570)                            22,438,556
                                                                ---------------
Health Care Revenue: 1.25%

       325,000   Illinois Health Facilities                             323,905
                 Authority Revenue, Passavant
                 Memorial Hospital Association,
                 4.15%, 10/01/1997

     1,750,000   Delaware County, Pennsylvania,                       1,748,495
                 Health Care Revenue, Mercy Health
                 Corp., 4.875%, 11/15/1997

                          Schedule of Investments--Municipal Bond Portfolios  9

Principal Amount          Description                             Market Value
-------------------------------------------------------------------------------

       785,000   New York State Medical Care                      $     819,210
                 Facilities Finance Agency Revenue,
                 5.40%, 08/15/2005

     7,300,000   Boston, Massachusetts Hospital                       7,397,163
                 Revenue Series B,
                 5.75%, 02/15/2008
                                                                  -------------
Total Health Care Revenue (Cost $10,248,636)                         10,288,773
                                                                  -------------

Higher Education Revenue:  1.49%

     1,000,000   Illinois Educational Facilities                      1,124,680
                 Authority Revenue, Loyola
                 University, Chicago Series A,
                 7.00%, 07/01/2007

     1,565,000   Illinois Independent Higher                          1,603,733
                 Education Loan Authority Revenue,
                 Northwestern University,
                 8.00%, 12/01/2007

     1,940,000   University of Texas, University                      1,794,733
                 Revenue Series A,
                 4.70%, 08/15/2008

     2,295,000   University of Texas, University                      2,124,091
                 Revenue Series A,
                 4.80%, 08/15/2009

     2,750,000   University of Texas, University                      2,545,208
                 Revenue Series B,
                 4.80%, 08/15/2009

     2,820,000   Massachusetts State Health &                         3,046,277
                 Educational Authority, Harvard
                 University Series N,
                 6.25%, 04/01/2020
                                                                 -------------
Total Higher Education Revenue (Cost $12,507,382)                   12,238,722
                                                                 -------------
Toll Revenue:  0.12%

     1,000,000   Triborough Bridge & Tunnel                            944,810
                 Authority, New York Toll Revenue
                 Series A, 5.00%, 01/01/2012
                                                                 -------------
Total Toll Revenue (Cost $908,725)                                     944,810
                                                                 -------------
Water/Sewer Revenue:  1.45%

     2,350,000   Philadelphia, Pennsylvania Water                    2,348,684
                 & Wastewater Revenue,
                 4.75%, 06/15/1998

     1,000,000   Cobb County, Georgia Water &                        1,015,270
                 Sewer Revenue,
                 5.00%, 07/01/1998

     1,000,000   Gwinnett County, Georgia                            1,068,240
                 Certificates of Participation,
                 Water & Sewer Revenue,
                 8.05%, 08/01/1998


     4,230,000   Los Angeles County Sanitation                       4,278,433
                 District Financing Authority,
                 California Revenue,
                 5.20%, 10/01/2005

     2,200,000   Texas State Water Development                   $   2,195,578
                 Board Revenue, Revolving Senior
                 Lien-A, 5.50%, 07/15/2010

     1,005,000   Massachusetts Water Pollution                         969,956
                 Abatement Trust Series B,
                 5.25%, 08/01/2014
                                                                --------------
Total Water/Sewer Revenue (Cost $11,853,604)                        11,876,161
                                                                --------------
Miscellaneous Revenue:  1.67%

     3,800,000   Philadelphia, Pennsylvania Gas                      3,826,030
                 Works Series A, 5.40%, 07/01/1998

     1,600,000   Northeast Maryland Waste Disposal                   1,618,464
                 Authority, Solid Waste Revenue,
                 AMT, 5.50%, 07/01/2001

     3,775,000   Northeast Maryland Waste Disposal                   3,826,378
                 Authority, Solid Waste Revenue,
                 AMT, 5.60%, 07/01/2002

     2,870,000   Philadelphia Authority for                          2,842,218
                 Industrial Development,
                 Pennsylvania, Gallery II Garage
                 Project, 6.125%, 02/15/2003

     1,500,000   Connecticut Special Tax                             1,590,735
                 Obligation Revenue Series B,
                 6.00%, 09/01/2006
                                                                 -------------
Total Miscellaneous Revenue (Cost $13,579,616)                      13,703,825
                                                                 -------------
Industrial Development/Pollution Control Revenue:  2.34%

     1,000,000   Fairfax County, Virginia Economic                   1,052,840
                 Development Authority, Ogden
                 Martin System Project Series A,
                 AMT, 7.20%, 02/01/1999

     2,100,000   Missouri State Environmental                        2,142,147
                 Improvement & Energy Resource
                 Authority, Chrysler Corporation
                 Project, 5.70%, 10/01/1999

     7,890,000   Schuylkill County Industrial                        7,538,737
                 Development Authority,
                 Pennsylvania, Energy Reserves,

                 AMT, 6.50%, 01/01/2010

     8,310,000   Hempstead Town Industrial                           8,504,870
                 Development Agency, New York,
                 7.40%, 12/01/2010
                                                                 -------------
Total Industrial Development/Pollution
Control Revenue (Cost $19,532,954)                                  19,238,594
                                                                 -------------
Total Revenue (Cost $97,819,760)                                    98,097,698
                                                                 -------------
------------------------------------------------------------------------------
ASSET-BACKED SECURITIES:                                                 2.94%
------------------------------------------------------------------------------
Housing: 1.25%

     6,000,000   Maryland State Community                            5,977,320
                 Development Administration,
                 Multi-Family Housing
                 Revenue Series A,
                 Mandatory Put 11/01/1997 @100,
                 4.50%, 11/01/2007

10  Sanford C. Bernstein Fund, Inc.--1996 Annual Report

Principal Amount          Description                             Market Value
-------------------------------------------------------------------------------

     1,225,000   Dade County Housing Finance                      $   1,261,162
                 Authority, Florida Single Family
                 Mortgage Revenue Series B, AMT,
                 8.75%, 07/01/2017

     2,890,000   Ohio Housing Finance Agency,                         3,048,199
                 Single Family Mortgage Revenue
                 Series A, AMT,
                 7.65%, 03/01/2029
                                                                 --------------
Total Housing (Cost $10,326,107)                                     10,286,681
                                                                 --------------
Student Loan:  1.69%

     1,450,000   Wyoming Student Loan Corporation,                    1,471,112
                 Student Loan Revenue, AMT,
                 6.00%, 12/01/1997

     1,000,000   New England Education Loan                           1,027,490
                 Marketing Corporation, Student
                 Loan Revenue, 6.00%, 09/01/1998

     1,525,000   New England Education Loan                           1,579,107
                 Marketing Corporation, Student
                 Loan Revenue, 6.00%, 09/01/1999

     1,700,000   Brazos Higher Education Authority                    1,747,192
                 Inc., Texas Series A-2, AMT,
                 5.75%, 06/01/2000

     1,500,000   Student Loan Funding Corporation,                    1,529,580
                 Cincinnati, Ohio Series C, AMT,
                 5.85%, 07/01/2000

     1,450,000   New England Education Loan                           1,454,394
                 Marketing Corporation, Student
                 Loan Revenue, 5.00%, 08/01/2000

     1,450,000   Brazos Higher Education Authority                    1,503,316
                 Inc., Texas Series A-1, AMT,
                 5.90%, 12/01/2000

     3,390,000   Arkansas State Student Loan                          3,540,753
                 Authority Series A-1, AMT,
                 5.95%, 06/01/2001
                                                                  -------------
Total Student Loan (Cost $13,507,289)                                13,852,944
                                                                  -------------
Total Asset-Backed Securities

(Cost $23,833,396)                                                   24,139,625
                                                                  -------------
-------------------------------------------------------------------------------
INVESTMENT SUMMARY
-------------------------------------------------------------------------------
Total Investments (Cost $792,930,926)                  98.26%      $806,160,008
(Note F, below)
Cash and Other Assets, Less Liabilities                 1.74         14,235,301
                                                      -------      ------------
Net Assets (Equivalent to $13.44
per share based on 61,061,135
shares of capital stock outstanding)                  100.00%      $820,395,309
                                                      =======      ============
-------------------------------------------------------------------------------
(A) $3,650,000 principal amount segregated as collateral for when-issued securities

(B) $4,000,000 principal amount segregated as collateral for when-issued securities

(C) Non-income-producing zero-coupon bond

(D) Explanation of abbreviations:
    Insured-bond abbreviations:
    AMBAC-AMBAC Indemnity Corporation
    CGIC-Capital Guaranty Insurance Company
    FGIC-Financial Guaranty Insurance Company
    FSA-Financial Security Assurance, Inc.
    MBIA-Municipal Bond Investors Assurance Corporation
    PSF Guaranteed-(Texas) Permanent School Funds
    Other abbreviations:
    AMT-Subject to Alternative Minimum Tax

(E) When-issued security

(F) At September 30, 1996, the cost basis of investment securities owned was substantially identical for both book and tax.

(G) Allocation of Portfolio net assets at September 30, 1996:
    Alabama                                      0.26%
    Alaska                                       1.21
    Arizona                                      1.31
    Arkansas                                     0.67
    California                                   5.71
    Colorado                                     1.97
    Connecticut                                  2.75
    Delaware                                     0.50
    District of Columbia                         2.30
    Florida                                      4.66
    Georgia                                      3.11
    Illinois                                     9.13
    Indiana                                      1.86
    Iowa                                         0.12
    Kansas                                       0.13

    Kentucky                                     0.23
    Louisiana                                    0.12
    Maryland                                     3.84
    Massachusetts                                6.11
    Michigan                                     1.47
    Minnesota                                    1.86
    Mississippi                                  0.25
    Missouri                                     0.84
    Montana                                      0.30
    Nevada                                       0.97
    New Jersey                                   2.50
    New York                                     6.82
    North Carolina                               1.36
    Ohio                                         5.33
    Oklahoma                                     0.50
    Pennsylvania                                 7.28
    Rhode Island                                 2.21
    South Carolina                               1.62
    South Dakota                                 0.45
    Tennessee                                    0.27
    Texas                                        8.25
    Utah                                         2.33
    Virginia                                     1.62
    Washington                                   3.71
    West Virginia                                0.34
    Wisconsin                                    1.39
    Wyoming                                      0.18
    Puerto Rico                                  0.42
    Cash and Other Assets, Less Liabilities      1.74
                                               -------
    Total                                      100.00%
                                               =======
See Notes to Financial Statements.

                        Schedule of Investments--Municipal Bond  Portfolios  11

                        Sanford C. Bernstein Fund, Inc.
                            Schedule of Investments
                   Bernstein California Municipal Portfolio
                              September 30, 1996

Principal Amount          Description                             Market Value*
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS:                                                  10.07%
-------------------------------------------------------------------------------
Commercial Paper (Note A, p. 16): 0.61%

     1,754,000   Prudential Funding Corp.,                        $   1,754,000
                 10/01/1996
                                                                  -------------
Total Commercial Paper (Cost $1,754,000)                              1,754,000
                                                                  -------------
Municipal Notes:  5.59%

     5,500,000   California State, Revenue                            5,528,270
                 Anticipation Notes Series A,
                 4.50%, 06/30/1997

    10,400,000   Los Angeles County, California                      10,453,040
                 Tax and Revenue Anticipation
                 Notes Series A, Letter of Credit,
                 4.50%, 06/30/1997
                                                                  -------------
Total Municipal Notes (Cost $15,950,383)                             15,981,310
                                                                  -------------
Tax-Exempt Variable-Rate Demand Note: 2.84%

     8,100,000   Orange County Water District,                        8,100,000
                 California Certificates of
                 Participation, Daily Floater,
                 Putable Daily, 3.75%, 08/15/2015
                                                                 --------------
Total Tax-Exempt Variable-Rate Demand Note
(Cost $8,100,000)                                                     8,100,000
                                                                 --------------
U.S. Treasury Bill: 1.03%
     2,935,000   10/17/1996                                           2,928,652
                                                                 --------------
Total U.S. Treasury Bill (Cost $2,928,204)                            2,928,652
                                                                 --------------
Total Short-Term Investments (Cost $28,732,587)                      28,763,962
                                                                 --------------
-------------------------------------------------------------------------------
U.S. TREASURY BOND:                                                       0.73%
-------------------------------------------------------------------------------
     2,000,000   7.50%, 11/15/2016                                    2,094,372
                                                                 --------------
Total U.S. Treasury Bond (Cost $2,071,173)                            2,094,372

                                                                 --------------
-------------------------------------------------------------------------------
PREREFUNDED/ESCROWED:                                                    29.42%
-------------------------------------------------------------------------------
     2,735,000   University of California Revenue,                    2,754,528
                 University of California-San
                 Diego Medical Center Satellite
                 Medical Facility, 7.90%, 12/01/1996,
                 Escrowed to Maturity

     2,085,000   San Diego County Water Authority,                    2,167,128
                 California Water Revenue
                 Certificates of Participation
                 Series A, 7.05%, 05/01/2001,
                 Prerefunded 05/01/1997 @ 102

     2,425,000   San Jose Public Facilities                       $   2,532,209
                 Financing Corp., California
                 Certificates of Participation,
                 7.90%, 05/01/2010,
                 Prerefunded 05/01/1997 @ 102

       500,000   Orange County, California                              512,105
                 Certificates of Participation,
                 7.35%, 06/01/1997,
                 Escrowed to Maturity

     2,000,000   Los Angeles Unified School                           2,097,500
                 District, California Certificates
                 of Participation, 8.125%, 06/01/2008,
                 Prerefunded 06/01/1997 @ 102

     2,000,000   Los Angeles County Transportation                    2,102,140
                 Commission, California Series A,
                 7.90%, 07/01/2007,
                 Prerefunded 07/01/1997 @ 102

     1,000,000   Sacramento County, California                        1,053,240
                 Certificates of Participation
                 Series A, 8.25%, 07/01/2012,
                 Prerefunded 07/01/1997 @ 102

     1,930,000   Puerto Rico Electric Power Authority                 2,046,784
                 Series K, 9.25%, 07/01/2006,
                 Prerefunded 07/01/1997 @ 102

       800,000   Puerto Rico Electric Power Authority                   849,128
                 Series K, 9.375%, 07/01/2017,
                 Prerefunded 07/01/1997 @ 102

     1,000,000   University of Puerto Rico,                           1,039,720
                 University Revenue Series K,
                 6.50%, 06/01/2004,
                 Prerefunded 06/01/1998 @ 100


     2,000,000   Los Angeles County Transportation                    2,168,860
                 Commission, California Series A,
                 8.00%, 07/01/2018,
                 Prerefunded 07/01/1998 @ 102

     1,050,000   Northern California Public                           1,119,069
                 Power Agency Series B,
                 8.00%, 07/01/2024,
                 Prerefunded 07/01/1998 @ 100

     2,980,000   Los Angeles, California Wastewater                   3,180,852
                 System Revenue, 6.80%, 08/01/2019,
                 Prerefunded 08/01/1998 @ 102

     1,000,000   Sacramento Municipal Utility                         1,085,300
                 District, California Series V,
                 7.75%, 08/15/2003,
                 Prerefunded 08/15/1998 @ 102

     4,030,000   Sacramento Municipal Utility                         4,382,746
                 District, California Series W,
                 7.875%, 08/15/2016,
                 Prerefunded 08/15/1998 @ 102

     3,230,000   Fontana Redevelopment Agency,                        3,521,992
                 California, North Fontana
                 Redevelopment Project,
                 8.00%, 09/01/2018,
                 Prerefunded 09/01/1998 @ 102

*See Note 1, page 26 in Notes to Financial Statements.

12  Sanford C. Bernstein Fund, Inc.--1996 Annual Report

Principal Amount          Description                             Market Value
-------------------------------------------------------------------------------

       530,000   Temecula Valley Unified School                   $     580,159
                 District, California Series B,
                 AMBAC, 9.25%, 09/01/1998,
                 Escrowed to Maturity

     1,000,000   Antelope Valley Hospital                             1,064,580
                 District, California Certificates
                 of Participation, 7.25%, 01/01/2017,
                 Prerefunded 01/01/1999 @ 100

     5,765,000   Los Angeles, California Wastewater                   6,236,231
                 System Revenue Series A,
                 7.10%, 02/01/2021,
                 Prerefunded 02/01/1999 @ 102


     1,325,000   San Diego County Regional                            1,445,880
                 Transportation Authority,
                 California Sales Tax Revenue
                 Series A, 7.375%, 04/01/2006,
                 Prerefunded 04/01/1999 @ 102

     1,875,000   California State Department                          2,034,281
                 of Water Resources Series G,
                 7.125%, 12/01/2024,
                 Prerefunded 06/01/1999 @ 101.50

     2,870,000   Puerto Rico Electric Power                           3,119,719
                 Authority Series O,
                 7.125%, 07/01/2014,
                 Prerefunded 07/01/1999 @ 101.50

     6,480,000   Los Angeles Convention &                             7,106,810
                 Exhibition Center Authority,
                 California Certificates of
                 Participation Series A,
                 7.375%, 08/15/2018,
                 Prerefunded 08/15/1999 @ 101.50

     2,190,000   Santa Cruz County Public                             2,438,697
                 Financing Authority, California
                 Tax Allocation, 7.625%, 09/01/2021,
                 Prerefunded 09/01/1999 @ 102.50

     4,890,000   Alameda Community Facilities                         5,440,272
                 District, California Special Tax
                 No. 1, 7.75%, 09/01/2019,
                 Prerefunded 09/01/1999 @ 102

       570,000   Temecula Valley Unified School                         646,391
                 District, California Series B,
                 AMBAC, 9.25%, 09/01/1999,
                 Escrowed to Maturity

     3,920,000   Tehachapi Community Facilities                       4,361,549
                 District, California Special Tax,
                 7.40%, 10/01/2014,
                 Prerefunded 10/01/1999 @ 103

     1,265,000   California State Department of                       1,374,233
                 Water Resources Series I,
                 6.60%, 12/01/2019,
                 Prerefunded 06/01/2000 @ 101.50

     2,705,000   Desert Hospital District, California                 3,087,676
                 Desert Hospital Project,
                 8.10%, 07/01/2020,
                 Prerefunded 07/01/2000 @ 102


     1,175,000   Los Angeles Convention &                        $    1,302,311
                 Exhibition Center Authority,
                 California Certificates of
                 Participation, 7.00%, 08/15/2021,
                 Prerefunded 08/15/2000 @ 102

     1,840,000   California State Public Works                        2,041,112
                 Board Lease Revenue, Regents of
                 the University of California
                 Series A, 7.00%, 09/01/2015,
                 Prerefunded 09/01/2000 @ 102

     1,655,000   Santa Ana Community Redevelopment                    1,814,377
                 Agency, California Series A,
                 6.50%, 12/15/2015,
                 Prerefunded 12/15/2000 @ 102

     1,865,000   Colton Redevelopment Agency,                         2,110,677
                 California, Cooley Ranch
                 Redevelopment Project No. 4,
                 7.60%, 08/15/2016,
                 Prerefunded 08/15/2001 @ 100

     1,860,000   Burbank Redevelopment Agency,                        1,972,697
                 California, 9.25%, 12/01/2005,
                 Prerefunded 12/01/2004 @ 100

     1,520,000   Corona, California Certificates                      1,852,500
                 of Participation, 8.00%, 03/01/2015,
                 Prerefunded 03/01/2006 @ 100

     1,000,000   Pittsburg Redevelopment Agency,                      1,419,580
                 California Residential Mortgage
                 Revenue, 9.60%, 06/01/2016,
                 Escrowed to Maturity
                                                                  -------------
Total Prerefunded/Escrowed (Cost $82,459,715)                        84,063,033
                                                                  -------------
-------------------------------------------------------------------------------
INSURED (Note B, p. 16):                                                 32.48%
-------------------------------------------------------------------------------
     3,355,000   California State, AMBAC,                             3,454,073
                 10.00%, 04/01/1997

     4,000,000   Puerto Rico Series A, FGIC,                          4,092,240
                 7.00%, 07/01/1997

     1,000,000   San Francisco City & County,                         1,049,280
                 California, FGIC,
                 7.25%, 06/15/1998

     1,065,000   Santa Rosa, California Wastewater                    1,061,858
                 Revenue, FGIC,
                 4.00%, 09/01/1998


     1,000,000   Modesto Irrigation District                          1,001,700
                 Financing Authority, California
                 Series A, MBIA,
                 4.25%, 10/01/1998

     1,800,000   East Bay Municipal Utility                           1,873,278
                 District, California Water
                 System Revenue, FGIC,
                 6.00%, 06/01/1999

     1,035,000   East Bay Municipal Utility                           1,077,135
                 District, California Water
                 System Revenue, FGIC,
                 6.00%, 06/01/1999

                         Schedule of Investments--Municipal Bond Portfolios  13

Principal Amount          Description                             Market Value
-------------------------------------------------------------------------------

     1,390,000   University of Puerto Rico Revenue,               $   1,446,948
                 Series N, MBIA, 6.00%, 06/01/1999

     2,520,000   Northern California Public Power                     2,564,377
                 Agency, Geothermal Project No. 3
                 Series B, AMBAC, 5.00%, 07/01/1999

     2,740,000   Orange County Municipal Water                        2,777,621
                 District, California Certificates
                 of Participation, Allen McColloch
                 Pipeline, MBIA, 5.00%, 07/01/1999

     4,285,000   Modesto Irrigation District                          4,301,626
                 Financing Authority, California
                 Series A, MBIA, 4.50%, 10/01/1999

     1,000,000   Northern California Public Power                     1,033,680
                 Agency, Geothermal Project No. 3
                 Series B, AMBAC, 5.50%, 07/01/2000

     1,575,000   Las Virgenes Municipal Water                         1,811,628
                 District, California Certificates
                 of Participation, MBIA,
                 8.75%, 11/01/2000

     5,025,000   San Diego County, California                         5,092,536
                 Certificates of Participation,
                 AMBAC, 5.25%, 09/01/2005

     1,390,000   South Orange County Public                           1,592,217
                 Finance Authority, California

                 Special Tax Revenue Series A,
                 MBIA, 7.00%, 09/01/2006

     1,590,000   San Diego County Regional                            1,563,256
                 Transportation Authority,
                 California Sales Tax Revenue
                 Series A, FGIC, 5.00%, 04/01/2007

     3,000,000   Los Angeles Department of                            3,027,600
                 Airports, California, Airport
                 Revenue Series A, FGIC,
                 5.375%, 05/15/2007

     2,910,000   Contra Costa Transportation                          3,092,835
                 Authority, California Sales Tax
                 Revenue Series A, FGIC,
                 6.00%, 03/01/2008

     1,155,000   Fairfield, California Water Revenue,                 1,108,881
                 AMBAC, 4.90%, 04/01/2008

     2,360,000   San Diego County Regional                            2,337,910
                 Transportation Authority,
                 California Sales Tax Revenue
                 Series A, FGIC,
                 5.25%, 04/01/2008

     3,885,000   Long Beach, California Harbor                        4,067,984
                 Revenue, MBIA, AMT,
                 6.00%, 05/15/2008

     2,815,000   Riverside, California Sewer                          3,242,007
                 Revenue, FGIC,
                 7.00%, 08/01/2008

     1,510,000   Castaic Lake Water Agency,                           1,764,692
                 California Certificates of Participation,
                 Water Systems Improvement Project
                 Series A, MBIA, 7.25%, 08/01/2008

     1,475,000   Los Angeles Department of Airports,              $   1,479,602
                 California, Airport Revenue Series A,
                 FGIC, 5.50%, 05/15/2009

     1,000,000   Redding Joint Powers Financing                       1,076,180
                 Authority, California Electric
                 System Revenue Series A, MBIA,
                 6.25%, 06/01/2009

     1,800,000   Metropolitan Water District of                       1,683,594
                 Southern California, Waterworks
                 Revenue Series B, MBIA,
                 4.75%, 07/01/2009


     2,735,000   Northern California Public Power                     2,844,838
                 Agency, Geothermal Project No. 3
                 Series A, AMBAC, 5.80%, 07/01/2009

     1,100,000   South Orange County Public                           1,361,525
                 Finance Authority, California
                 Special Tax Revenue, Foothill
                 Area Series C, FGIC, 8.00%, 08/15/2009

     1,205,000   Santa Rosa, California Wastewater                    1,116,119
                 Revenue, FGIC, 4.80%, 09/01/2009

     2,000,000   Los Angeles, California Wastewater                   1,965,820
                 System Revenue Series D, FGIC,
                 5.375%, 11/01/2009

     1,320,000   Fairfield, California Water                          1,267,728
                 Revenue, AMBAC, 5.10%, 04/01/2010

     2,365,000   San Francisco City & County                          2,296,060
                 Airport Commission, California
                 International Airport Revenue 2nd
                 Series 10A, MBIA, AMT,
                 5.35%, 05/01/2010

       600,000   Los Angeles Department of                              604,206
                 Airports, California, Airport
                 Revenue, FGIC, AMT,
                 5.80%, 05/15/2010

     1,320,000   East Bay Municipal Utility                           1,249,802
                 District, California Water System
                 Revenue, MBIA, 5.00%, 06/01/2010

     3,000,000   Riverside, California Sewer                          2,853,030
                 Revenue, FGIC, 5.00%, 08/01/2010

     1,000,000   Kern High School District,                           1,077,470
                 California Series A, MBIA,
                 6.30%, 02/01/2011

     1,000,000   University of California Revenue                       934,070
                 Series C, AMBAC,
                 5.00%, 09/01/2011

     2,145,000   San Francisco City & County                          2,087,836
                 Airport Commission, California
                 International Airport Revenue 2nd
                 Series 10A, MBIA, AMT,
                 5.45%, 05/01/2012

     1,000,000   Los Angeles County                                     962,710
                 Metropolitan Transportation
                 Authority, California Sales Tax

                 Revenue Series B, AMBAC,
                 5.30%, 07/01/2012


14  Sanford C. Bernstein Fund, Inc.--1996 Annual Report

Principal Amount          Description                             Market Value
-------------------------------------------------------------------------------

     1,000,000   Los Angeles Convention &                          $    937,110
                 Exhibition Center Authority,
                 California Lease Revenue, MBIA,
                 5.125%, 08/15/2013

     1,000,000   University of California Revenue                       918,500
                 Series C, AMBAC,
                 5.00%, 09/01/2013

     1,000,000   University of California Revenue                       920,540
                 Series A, MBIA, 5.00%, 11/01/2014

     1,195,000   Culver City Redevelopment Finance                    1,186,826
                 Authority, California Tax Allocation,
                 AMBAC, 5.50%, 11/01/2014

     1,000,000   San Jose Redevelopment Agency,                       1,050,860
                 California Tax Allocation Merged
                 Area Redevelopment Project, MBIA,
                 6.00%, 08/01/2015

     1,000,000   Los Angeles Convention & Exhibition                    952,390
                 Center Authority, California Lease
                 Revenue Series A, MBIA,
                 5.375%, 08/15/2018

     1,660,000   Fresno, California Sewer Revenue                     1,583,375
                 Series A-1, AMBAC,
                 5.25%, 09/01/2019

     2,630,000   California State Public Works                        2,407,292
                 Board Lease Revenue, Department
                 of Corrections, State Prison
                 Series A, AMBAC,
                 5.00%, 12/01/2019

     1,000,000   Sacramento Municipal Utility                           861,310
                 District, California Series G,
                 MBIA, 4.75%, 09/01/2021

     2,915,000   Los Angeles, California Wastewater                   2,699,669
                 System Revenue Series D, FGIC,
                 5.20%, 11/01/2021

                                                                  -------------
Total Insured (Cost $91,657,048)                                     92,813,824
                                                                  -------------
-------------------------------------------------------------------------------
TAX SUPPORTED:                                                           15.27%
-------------------------------------------------------------------------------
State General Obligations:  2.94%

     1,000,000   California State, 8.60%, 10/01/1998                  1,081,940

     1,000,000   California State, 8.75%, 10/01/1998                  1,084,780

     1,295,000   California State, 7.00%, 06/01/1999                  1,379,576

     1,000,000   California State, 6.70%, 04/01/2001                  1,083,540

     1,020,000   California State, Veterans Series AW,                1,076,600
                 AMT, 7.25%, 04/01/2003

     2,500,000   California State, 6.20%, 09/01/2005                  2,709,725
                                                                   ------------
Total State General Obligations (Cost $8,105,616)                     8,416,161
                                                                   ------------
Local General Obligations:  3.83%

     1,000,000   East Bay Regional Park District,                     1,047,330
                 California, 9.25%, 09/01/1997

     1,045,000   East Bay Regional Park District,                     1,166,962
                 California Series B,
                 8.75%, 09/01/1999

     2,235,000   Los Angeles County Public Works                  $   2,211,778
                 Authority, California Capital
                 Construction Series A,
                 5.10%, 03/01/2007

     3,110,000   Los Angeles County Public Works                      2,947,565
                 Authority, California Capital
                 Construction, 5.00%, 03/01/2011

     1,000,000   Kern High School District,                           1,171,840
                 California, 7.10%, 08/01/2011

     2,480,000   Los Angeles, California Series A,                    2,397,738
                 5.25%, 09/01/2011
                                                                 --------------
Total Local General Obligations (Cost $10,788,305)                   10,943,213
                                                                 --------------
Tax Lease:  6.29%

     1,200,000   California State Public Works                        1,202,172
                 Board Series A, 4.80%, 12/01/1996


     3,035,000   New Haven Unified School                             3,046,928
                 District, California Certificates
                 of Participation, 4.70%, 07/01/1997

     2,200,000   Los Angeles Municipal Improvement                    2,210,208
                 Corp., California Certificates of
                 Participation, 4.875%, 08/01/1997

     1,130,000   Cupertino, California                                1,134,791
                 Certificates of Participation
                 Series A, 4.875%, 01/01/2000

     1,595,000   Ukiah Unified School District,                       1,615,368
                 California Certificates of
                 Participation, 5.60%, 09/01/2001

     1,600,000   Ventura County, California                           1,652,416
                 Certificates of Participation,
                 5.75%, 12/01/2004

     1,000,000   Los Angeles State Building                             995,990
                 Authority, California Lease
                 Revenue, 5.50%, 05/01/2007

     2,520,000   San Francisco State Building                         2,471,263
                 Authority, California Lease
                 Revenue Series A,
                 5.125%, 10/01/2007

     1,010,000   Gilroy Unified School District,                        991,416
                 California Certificates of
                 Participation, 5.85%, 07/01/2008

       725,000   San Francisco City & County Parking                    759,996
                 Authority, California, 7.50%, 12/01/2008

     2,000,000   Sacramento City Finance                              1,896,780
                 Authority, California Series B,
                 5.40%, 11/01/2020
                                                                  -------------
Total Tax Lease (Cost $17,692,466)                                   17,977,328
                                                                  -------------
Special Tax:  2.21%

     2,005,000   Puerto Rico Highway and Transit                      2,024,168
                 Authority, 5.00%, 07/01/1998

     1,000,000   Los Angeles County Metropolitan                      1,006,040
                 Transportation Authority,
                 California Series A, 4.90%, 07/01/2000

                         Schedule of Investments--Municipal Bond Portfolios  15

Principal Amount          Description                             Market Value
-------------------------------------------------------------------------------

     1,300,000   Los Angeles County Transportation                $   1,410,695
                 Commission, California Series A,
                 6.40%, 07/01/2006

     1,955,000   Pomona Public Financing                              1,862,939
                 Authority, California Revenue,
                 Southwest Pomona Redevelopment,
                 5.50%, 02/01/2008
                                                                 --------------
Total Special Tax (Cost $6,113,831)                                   6,303,842
                                                                 --------------
Total Tax Supported (Cost $42,700,218)                               43,640,544
                                                                 --------------
-------------------------------------------------------------------------------
REVENUE:                                                                  9.91%
-------------------------------------------------------------------------------
Airport Revenue:  0.48%

       500,000   Denver City & County, Colorado                         539,325
                 Airport Revenue Series B, AMT,
                 7.25%, 11/15/2005

       200,000   Denver City & County, Colorado                         236,102
                 Airport Revenue Series A, AMT,
                 8.875%, 11/15/2012

       500,000   Denver City & County, Colorado                         595,760
                 Airport Revenue Series D, AMT,
                 7.75%, 11/15/2013
                                                                  -------------
Total Airport Revenue (Cost $1,201,103)                               1,371,187
                                                                  -------------
Electric Revenue:  3.57%

     1,250,000   Los Angeles Department of Water &                    1,414,562
                 Power, California, Electric Plant
                 Revenue 2nd Issue, 9.00%, 12/15/1999

     1,000,000   Los Angeles Department of Water &                    1,164,620
                 Power, California, Electric Plant
                 Revenue 2nd Issue, 8.00%, 08/15/2002

     2,100,000   Los Angeles Department of Water &                    2,618,322
                 Power, California, Electric Plant
                 Revenue 2nd Issue, 9.00%, 10/15/2003

     4,950,000   Northern California Public Power                     4,997,124
                 Agency, Geothermal Project No. 3
                 Series A, 5.65%, 07/01/2007
                                                                  -------------

Total Electric Revenue (Cost $10,141,046)                            10,194,628
                                                                  -------------
Higher Education Revenue:  0.63%

     1,000,000   University of California,                            1,053,540
                 Research Facilities Revenue
                 Series B, 7.50%, 09/01/1998

       685,000   California Educational Facilities Authority,           748,815
                 University of Southern California
                 Series B, 7.85%, 10/01/1999
                                                                  -------------
Total Higher Education Revenue (Cost $1,749,240)                      1,802,355
                                                                  -------------
Water/Sewer Revenue:  4.19%

     1,050,000   California State Department of                       1,208,519
                 Water Resources Series M,
                 8.50%, 12/01/2000

     2,500,000   Metropolitan Water District of                   $   2,534,400
                 Southern California Series A,
                 5.50%, 07/01/2008

     2,420,000   Los Angeles County Sanitation                        2,402,987
                 District Financing Authority, California
                 Series A, 5.25%, 10/01/2008

     2,285,000   California State Department of                       2,109,809
                 Water Resources Series O,
                 5.00%, 12/01/2015

     3,660,000   Metropolitan Water District of                       3,722,806
                 Southern California Series A,
                 5.75%, 07/01/2021
                                                                  -------------
Total Water/Sewer Revenue (Cost $11,225,614)                         11,978,521
                                                                  -------------
Miscellaneous Revenue:  0.81%

     1,000,000   Puerto Rico Highway & Transit                        1,034,260
                 Authority Series U,
                 5.875%, 07/01/1999

     1,235,000   Western Placer Waste                                 1,265,826
                 Management Authority,
                 California Revenue, AMT,
                 6.25%, 07/01/2000
                                                                  -------------
Total Miscellaneous Revenue (Cost $2,279,300)                         2,300,086
                                                                  -------------
Industrial Development/Pollution Control Revenue:  0.23%
       650,000   Missouri State Environmental                           663,045
                 Improvement & Energy Resource

                 Authority, Chrysler Corporation
                 Project, 5.70%, 10/01/1999
                                                                  -------------
Total Industrial Development/Pollution
Control Revenue (Cost $650,000)                                         663,045
                                                                  -------------
Total Revenue (Cost $27,246,303)                                     28,309,822
                                                                  -------------
-------------------------------------------------------------------------------
INVESTMENT SUMMARY
-------------------------------------------------------------------------------
Total Investments (Cost $274,867,044)             97.88%    $279,685,557
(Note C, below)
Cash and Other Assets, Less Liabilities            2.12        6,072,278
                                                 -------    ------------
Net Assets (Equivalent to $13.58
per share based on 21,046,745
shares of capital stock outstanding)             100.00%    $285,757,835
                                                 =======    ============
(A) Commercial paper owned at September 30, 1996, was purchased at a rate of 5.65%.

(B) Explanation of abbreviations:
    Insured-bond abbreviations:
    AMBAC-AMBAC Indemnity Corporation
    FGIC-Financial Guaranty Insurance Company
    MBIA-Municipal Bond Investors Assurance Corporation
    Other abbreviations:
    AMT-Subject to Alternative Minimum Tax

(C) At September 30, 1996, the cost basis of investment securities owned was substantially identical for both book and tax.

See Notes to Financial Statements.

16  Sanford C. Bernstein Fund, Inc.--1996 Annual Report

                        Sanford C. Bernstein Fund, Inc.
                            Schedule of Investments
                    Bernstein New York Municipal Portfolio
                              September 30, 1996

Principal Amount          Description                             Market Value*
-------------------------------------------------------------------------------
TAX-EXEMPT VARIABLE-RATE DEMAND NOTES:                                    0.91%
-------------------------------------------------------------------------------
     1,500,000   New York City Series A, Letter of                $   1,500,000
                 Credit, Daily Floater, Putable
                 Daily, 4.00%, 08/01/2016

       500,000   New York City Series B, Daily                          500,000
                 Floater, Putable Daily,
                 4.00%, 10/01/2020

     1,900,000   Babylon, New York Industrial                         1,900,000
                 Development Agency, Resource
                 Recovery Revenue, Daily Floater,
                 Putable Daily, 3.85%, 12/01/2024

       965,000   New York State Energy Research                         965,000
                 and Development Authority,
                 Pollution Control Revenue, Daily
                 Floater, Putable Daily,
                 3.90%, 06/01/2029
                                                                  -------------
Total Tax-Exempt Variable-Rate Demand Notes
(Cost $4,865,000)                                                     4,865,000
                                                                  -------------
-------------------------------------------------------------------------------
PREREFUNDED/ESCROWED:                                                    34.28%
-------------------------------------------------------------------------------
     1,350,000   New York State Dormitory                             1,352,768
                 Authority, State University
                 Series B, 6.30%, 11/01/1996,
                 Escrowed to Maturity

       425,000   Monroe County, New York, MBIA,                         429,097
                 6.00%, 03/01/1997,
                 Escrowed to Maturity

     1,650,000   New York City Municipal Water                        1,739,051
                 Finance Authority Series A,
                 8.75%, 06/15/2010,
                 Prerefunded 06/15/1997 @ 102

     8,965,000   New York State Dormitory                             9,427,236
                 Authority, City University Series A,
                 8.125%, 07/01/2017,
                 Prerefunded 07/01/1997 @ 102


     1,090,000   Puerto Rico Electric Power                           1,149,012
                 Authority Series L,
                 8.375%, 07/01/2007,
                 Prerefunded 07/01/1997 @ 102

     1,370,000   MTA, New York Transit Facilities                     1,444,377
                 Service Contract Series 1,
                 8.50%, 07/01/2017,
                 Prerefunded 07/01/1997 @ 102

     4,820,000   MTA, New York Commuter Facilities                    5,081,678
                 Service Contract Series 1,
                 8.50%, 07/01/2017,
                 Prerefunded 07/01/1997 @ 102

     1,000,000   Puerto Rico Electric Power                       $   1,060,510
                 Authority Series K,
                 9.25%, 07/01/2006,
                 Prerefunded 07/01/1997 @ 102

     2,825,000   Puerto Rico Electric Power Authority                 2,998,483
                 Series K, 9.375%, 07/01/2017,
                 Prerefunded 07/01/1997 @ 102

     3,320,000   New York City Series D,                              3,511,431
                 8.50%, 08/01/2008,
                 Prerefunded 08/01/1997 @ 102

     5,500,000   New York State Medical Care                          5,806,020
                 Facilities, 8.00%, 02/15/2025,
                 Prerefunded 08/15/1997 @ 102

     1,125,000   Nassau County, New York Series J,                    1,165,084
                 FGIC, 7.30%, 10/15/1997,
                 Escrowed to Maturity

     1,000,000   New York State Housing Finance                       1,059,460
                 Agency, State University Series A,
                 7.60%, 11/01/1999,
                 Prerefunded 11/01/1997 @ 102

     1,300,000   New York State Housing Finance                       1,381,380
                 Agency, State University Series A,
                 7.90%, 05/01/2002,
                 Prerefunded 11/01/1997 @ 102

     1,905,000   New York State Housing Finance                       2,024,253
                 Agency, State University Series A,
                 7.90%, 11/01/2002,
                 Prerefunded 11/01/1997 @ 102

     2,600,000   New York State Housing Finance                       2,767,440
                 Agency, State University Series A,

                 8.125%, 11/01/2006,
                 Prerefunded 11/01/1997 @ 102

     2,135,000   New York City Series A,                              2,265,043
                 8.25%, 11/01/2002,
                 Prerefunded 11/01/1997 @ 101.50

     3,070,000   New York City Series A,                              3,265,006
                 8.50%, 11/01/2010,
                 Prerefunded 11/01/1997 @ 101.50

       600,000   New York City Series A,                                639,684
                 8.75%, 11/01/2016,
                 Prerefunded 11/01/1997 @ 101.50

     1,000,000   Triborough Bridge & Tunnel                           1,058,890
                 Authority, New York Revenue
                 Series M, 7.375%, 01/01/2008,
                 Prerefunded 01/01/1998 @ 102

     1,000,000   Triborough Bridge & Tunnel Authority,                1,055,630
                 New York Special Obligation Series A,
                 7.50%, 01/01/2001,
                 Prerefunded 01/01/1998 @ 101.50

     1,270,000   New York State Urban Development                     1,346,696
                 Corp., Correctional Facilities
                 Series D, 7.50%, 01/01/2012,
                 Prerefunded 01/01/1998 @ 102

*See Note 1, page 26 in Notes to Financial Statements.

                         Schedule of Investments--Municipal Bond Portfolios  17

Principal Amount          Description                             Market Value
-------------------------------------------------------------------------------

     1,105,000   New York State Urban Development                 $   1,175,046
                 Corp., Correctional Facilities
                 Series D, 7.75%, 01/01/2013,
                 Prerefunded 01/01/1998 @ 102

     1,525,000   Triborough Bridge & Tunnel Authority,                1,616,698
                 New York Toll Revenue Series N,
                 7.875%, 01/01/2018,
                 Prerefunded 01/01/1998 @ 101.50

     1,420,000   Triborough Bridge & Tunnel Authority,                1,506,620
                 New York Special Obligation Series A,
                 8.00%, 01/01/2018,
                 Prerefunded 01/01/1998 @ 101.50


     1,595,000   New York State Medical Care Facilities               1,709,011
                 Finance Authority, Hospital & Nursing
                 Home Series B, 8.10%, 02/15/2022,
                 Prerefunded 02/15/1998 @ 102

    14,210,000   New York State Medical Care Facilities              15,263,103
                 Finance Authority Series A,
                 8.30%, 02/15/2022,
                 Prerefunded 02/15/1998 @ 102

     2,030,000   Suffolk County, New York, BIGI,                      2,122,974
                 7.375%, 03/01/1998,
                 Escrowed to Maturity

     3,000,000   MTA, New York Commuter Facilities                    3,247,980
                 Service Contract Series 2,
                 8.00%, 07/01/2018,
                 Prerefunded 07/01/1998 @ 102

     4,675,000   MTA, New York Transit Facilities                     5,061,436
                 Service Contract Series 2,
                 8.00%, 07/01/2018,
                 Prerefunded 07/01/1998 @ 102

     4,470,000   New York City Series I,                              4,696,495
                 6.90%, 08/15/1998,
                 Escrowed to Maturity

     1,000,000   New York State Medical Care Facilities               1,080,740
                 Finance Authority, Hospital & Nursing
                 Home Series C, 7.60%, 02/15/2008,
                 Prerefunded 08/15/1998 @ 102

     3,090,000   New York State Medical Care Facilities               3,325,087
                 Finance Authority, Hospital & Nursing
                 Home Series A, 8.00%, 02/15/2028,
                 Prerefunded 08/15/1998 @ 102

     3,440,000   Albany Parking Authority, New York,                  3,624,590
                 6.875%, 11/01/2016,
                 Prerefunded 11/01/1998 @ 100

     5,150,000   New York State Housing Finance                       5,629,671
                 Agency, State University Series A,
                 8.00%, 11/01/2006,
                 Prerefunded 11/01/1998 @ 102

     1,000,000   New York State Housing Finance                       1,095,110
                 Agency, State University Series A,
                 8.10%, 11/01/2010,
                 Prerefunded 11/01/1998 @ 102

       330,000   Nassau County, New York Series L,                      345,579
                 FGIC, 6.30%, 11/15/1998,

                 Escrowed to Maturity

     1,275,000   Triborough Bridge & Tunnel                       $   1,378,657
                 Authority, New York Toll Revenue
                 Series O, 7.50%, 01/01/2011,
                 Prerefunded 01/01/1999 @ 101.50

     1,090,000   Triborough Bridge & Tunnel                           1,183,239
                 Authority, New York Toll Revenue
                 Series O, 7.70%, 01/01/2019,
                 Prerefunded 01/01/1999 @ 101.50

     1,360,000   New York State Medical Care                          1,478,402
                 Facilities Finance Authority,
                 Mental Health Services,
                 7.40%, 08/15/2007,
                 Prerefunded 02/15/1999 @ 102

    10,120,000   Battery Park City Authority, New                    10,644,722
                 York Revenue, 6.50%, 05/01/2020,
                 Prerefunded 05/01/1999 @ 100

     3,235,000   Battery Park City Authority, New                     3,554,294
                 York Revenue, 7.70%, 05/01/2015,
                 Prerefunded 05/01/1999 @ 102

     6,415,000   New York State Dormitory                             6,791,496
                 Authority, State University
                 Series A, 6.75%, 05/15/2018,
                 Prerefunded 05/15/1999 @ 100

     4,315,000   New York State Dormitory                             4,684,925
                 Authority, State University
                 Series A, 7.125%, 05/15/2017,
                 Prerefunded 05/15/1999 @ 102

     1,000,000   Suffolk County Water Authority,                      1,086,770
                 New York, 7.125%, 06/01/2015,
                 Prerefunded 06/01/1999 @ 102

     1,000,000   New York City Series B,                              1,089,380
                 8.00%, 06/01/1999,
                 Escrowed to Maturity

     2,625,000   New York City Municipal Water                        2,860,043
                 Finance Authority Series A,
                 7.375%, 06/15/2009,
                 Prerefunded 06/15/1999 @ 101.50

     3,425,000   New York City Municipal Water                        3,731,674
                 Finance Authority Series A,
                 7.375%, 06/15/2009,
                 Prerefunded 06/15/1999 @ 101.50


     1,000,000   Albany County, New York,                             1,072,200
                 7.00%, 10/01/1999,
                 Escrowed to Maturity

     1,000,000   Nassau County,                                       1,078,670
                 New York Series H, AMBAC,
                 7.20%, 10/15/1999,
                 Escrowed to Maturity

     1,400,000   Nassau County,                                       1,514,072
                 New York Series J,
                 7.30%, 10/15/1999,
                 Escrowed to Maturity

     1,000,000   Triborough Bridge & Tunnel                           1,044,730
                 Authority, New York Toll Revenue
                 Series R, 6.00%, 01/01/2020,
                 Prerefunded 01/01/2000 @ 100

18  Sanford C. Bernstein Fund, Inc.--1996 Annual Report

Principal Amount          Description                             Market Value
-------------------------------------------------------------------------------

     2,000,000   New York State Urban Development                 $   2,183,800
                 Corp., Correctional Facilities
                 Series G, 7.00%, 01/01/2017,
                 Prerefunded 01/01/2000 @ 102

     6,700,000   New York State Medical Care                          7,425,878
                 Facilities Finance Agency Series B,
                 7.45%, 02/15/2029,
                 Prerefunded 02/15/2000 @ 102

     5,535,000   New York State Dormitory Authority,                  6,213,923
                 State University Series A,
                 7.70%, 05/15/2012,
                 Prerefunded 05/15/2000 @ 102

       420,000   New York State Dormitory Authority,                    470,077
                 City University Series A,
                 7.875%, 07/01/2002,
                 Prerefunded 07/01/2000 @ 100.50

     1,000,000   MTA, New York Commuter Facilities                    1,127,700
                 Service Contract Series 4,
                 7.875%, 07/01/2017,
                 Prerefunded 07/01/2000 @ 101.50

     2,250,000   MTA, New York Transit Facilities                     2,537,325
                 Service Contract Series 4,
                 7.875%, 07/01/2017,

                 Prerefunded 07/01/2000 @ 101.50

     3,950,000   New York State Dormitory Authority,                  4,471,123
                 City University Systems Series F,
                 7.875%, 07/01/2017,
                 Prerefunded 07/01/2000 @ 102

     3,500,000   Virgin Islands Public Finance                        3,891,160
                 Authority Series B, 7.25%, 10/01/2007,
                 Prerefunded 10/01/2000 @ 101

     2,000,000   New York State Medical Care                          2,245,360
                 Facilities Finance Authority,
                 Mental Health Services Series A,
                 8.00%, 11/01/2000,
                 Escrowed to Maturity

       445,000   New York State Power Authority                         484,645
                 Series C, 9.50%, 01/01/2001,
                 Escrowed to Maturity

     1,780,000   New York State Local Government                      1,998,566
                 Assistance Corp. Series A,
                 7.25%, 04/01/2018,
                 Prerefunded 04/01/2001 @ 102

     4,670,000   Niagara Falls Bridge Commission,                     5,064,008
                 New York Toll Revenue,
                 6.30%, 10/01/2012,
                 Escrowed to Maturity
                                                                  -------------
Total Prerefunded/Escrowed
(Cost $182,654,157)                                                 184,835,208
                                                                  -------------
-------------------------------------------------------------------------------
INSURED (Note A, p. 24):                                                 20.11%
-------------------------------------------------------------------------------
     1,000,000   New York City Industrial                             1,014,990
                 Development Agency, USTA
                 National Tennis Center,
                 FSA, 5.30%, 11/15/1997

     1,925,000   New York State Thruway Authority                 $   1,948,466
                 Highway & Bridge Trust Fund
                 Series A, AMBAC, 5.00%, 04/01/1998

       490,000   New York State Dormitory                               504,813
                 Authority, Mount Sinai School of
                 Medicine, MBIA, 6.00%, 07/01/1998

     3,000,000   New York State Dormitory                             3,155,430
                 Authority, City University Series A,
                 FGIC, 7.40%, 07/01/1998


     3,830,000   Nassau County, New York Series Q,                    3,885,152
                 FGIC, 5.00%, 08/01/1998

     1,000,000   Nassau County, New York Series O,                    1,025,280
                 FGIC, 5.625%, 08/01/1998

     3,710,000   New York City Industrial                             3,808,018
                 Development Agency, USTA National
                 Tennis Center, FSA, 5.50%, 11/15/1998

     1,570,000   Brookhaven, New York, MBIA,                          1,615,530
                 5.70%, 11/15/1998

     7,130,000   Nassau County, New York Series T,                    7,294,917
                 FGIC, 5.125%, 09/01/1999

     5,325,000   New York City Health & Hospital                      5,336,928
                 Corp. Series A, Connie Lee,
                 4.875%, 02/15/2000

     1,925,000   Suffolk County, New York Series A,                   2,348,346
                 FGIC, 9.50%, 10/01/2001

     1,340,000   New York State Dormitory                             1,632,227
                 Authority, City University Series D,
                 FGIC, 8.75%, 07/01/2003

     1,475,000   MTA, New York Transit Facilities,                    1,436,458
                 FGIC, 4.60%, 07/01/2004

     1,000,000   New York State Dormitory                               974,790
                 Authority, Rochester Institute,
                 FGIC, 4.75%, 07/01/2005

     5,915,000   New York State Project Finance                       5,763,694
                 Agency, HUD Section 236-Series A,
                 FSA, 4.95%, 11/01/2006

     2,025,000   New York State Urban Development                     1,986,667
                 Corp., Correctional Facilities
                 Revenue, AMBAC, 5.00%, 01/01/2007

     4,285,000   Suffolk County, New York,                            4,580,622
                 Southwest Sewer District, MBIA,
                 6.00%, 02/01/2007

     4,000,000   Westchester County Industrial                        4,086,960
                 Development Agency, New York
                 Resource Recovery Revenue Series A,
                 AMBAC, 5.60%, 07/01/2007

     2,500,000   MTA, New York Commuter Facilities                    2,696,000
                 Series A, MBIA, 6.10%, 07/01/2007


     2,400,000   MTA, New York Transit Facilities                     2,631,576
                 Series K, MBIA, 6.30%, 07/01/2007

     1,265,000   New York State Urban Development                     1,286,113
                 Corp., Correctional Facilities
                 Series A, AMBAC, 5.50%, 01/01/2008

     1,270,000   Babylon, New York Series A, AMBAC,                   1,686,420
                 9.20%, 01/15/2008

                         Schedule of Investments--Municipal Bond Portfolios  19

Principal Amount          Description                             Market Value
-------------------------------------------------------------------------------

     2,200,000   New York State Dormitory Authority,              $   2,209,218
                 State University Series A, AMBAC,
                 5.50%, 05/15/2008

     4,200,000   Suffolk County, New York,                            4,138,050
                 Waterworks Authority Revenue,
                 MBIA, 5.10%, 06/01/2008

     1,485,000   New York State Dormitory                             1,428,704
                 Authority, New York University
                 Series B, MBIA, 5.00%, 07/01/2008

     6,990,000   New York State Thruway Authority                     6,839,715
                 Highway & Bridge Trust Fund
                 Series A, MBIA, 5.25%, 04/01/2009

     2,165,000   New York State Thruway Authority                     2,135,838
                 Highway & Bridge Trust Fund
                 Series B, MBIA, 5.30%, 04/01/2009

     4,055,000   New York State Dormitory Authority,                  4,065,705
                 State University Series A, FGIC,
                 5.50%, 05/15/2009

     1,175,000   New York City Municipal Water                        1,197,454
                 Finance Authority Series A, MBIA,
                 5.75%, 06/15/2009

     1,550,000   Babylon, New York Waste                              2,052,882
                 Facilities, FGIC, 9.00%, 08/01/2009

     1,090,000   Nassau County, New York Series G,                    1,082,762
                 MBIA, 5.40%, 01/15/2010

     2,580,000   Nassau County, New York Series S,                    2,478,116
                 AMBAC, 5.10%, 03/01/2010


     1,000,000   New York State Dormitory                             1,054,600
                 Authority, State University
                 Series A, AMBAC, 6.00%, 07/01/2010

     4,390,000   Port Authority of New York & New                     4,222,126
                 Jersey Revenue, MBIA, AMT,
                 5.25%, 09/01/2010

     3,200,000   New York State Dormitory Authority,                  2,996,512
                 State University Series A, MBIA,
                 5.00%, 07/01/2011

     4,500,000   Babylon, New York Waste Facilities,                  6,026,895
                 FGIC, 9.00%, 08/01/2011

     2,725,000   New York City Educational                            2,681,291
                 Construction Fund, MBIA,
                 5.50%, 10/01/2011

     1,000,000   New York City Municipal Water                        1,041,640
                 Finance Authority Series A, AMBAC,
                 5.875%, 06/15/2013

     1,095,000   Clifton Park, New York Water Authority,              1,016,412
                 FGIC, 5.00%, 10/01/2014

     1,050,000   New York State Medical Care                          1,088,399
                 Facilities Finance Authority,
                 Mental Health Services, MBIA,
                 6.15%, 02/15/2015
                                                                  -------------
Total Insured
(Cost $107,298,627)                                                 108,455,716
                                                                  -------------
-------------------------------------------------------------------------------
TAX SUPPORTED:                                                           23.53%
-------------------------------------------------------------------------------

State General Obligations:  0.76%

     1,500,000   New York State,                                  $   1,573,335
                 6.20%, 11/01/1999

     1,355,000   New York State,                                      1,447,262
                 6.875%, 11/01/1999

     1,000,000   Puerto Rico Commonwealth,                            1,095,920
                 7.00%, 07/01/2001
                                                                  -------------
Total State General Obligations
(Cost $3,966,871)                                                     4,116,517
                                                                  -------------
Local General Obligations:  7.51%


     2,200,000   Islip, New York,                                     2,225,938
                 5.30%, 08/15/1997

     1,020,000   White Plains, New York,                              1,085,035
                 9.40%, 12/15/1997

     5,000,000   New York City Series B,                              5,176,250
                 7.20%, 02/01/1998

     1,060,000   White Plains, New York,                              1,181,169
                 9.70%, 12/15/1998

     1,150,000   Manhasset Union Free School                          1,224,727
                 District, New York,
                 7.30%, 01/01/1999

     2,000,000   New York City Series B,                              2,149,700
                 7.40%, 02/01/2000

     2,000,000   New York City Series D,                              2,138,060
                 7.875%, 08/01/2000

     1,050,000   Manhasset Union Free School                          1,157,646
                 District, New York,
                 7.30%, 01/01/2001

       615,000   New York City Series C,                                644,489
                 6.30%, 08/01/2002

     1,180,000   New York City Series D,                              1,172,389
                 5.40%, 02/15/2003

     4,265,000   New York City Series B,                              4,656,314
                 7.50%, 02/01/2004

     1,000,000   Westchester County, New York,                        1,157,360
                 7.10%, 12/01/2004

     1,000,000   New York City Series C,                                984,250
                 5.60%, 02/01/2005

     1,310,000   New York City Series G,                              1,300,555
                 5.75%, 02/01/2006

     1,300,000   Westchester County, New York                         1,470,443
                 Series A, 6.75%, 02/01/2007

     5,315,000   New York City Series B,                              5,414,975
                 6.30%, 08/15/2008

     2,600,000   Onondaga County, New York,                           2,701,374
                 5.70%, 04/01/2009

     1,940,000   Onondaga County, New York,                           2,000,877

                 5.70%, 04/01/2010

     2,600,000   Onondaga County, New York,                           2,672,410
                 5.70%, 04/01/2011
                                                                  -------------
Total Local General Obligations
(Cost $38,857,257)                                                   40,513,961
                                                                  -------------

20  Sanford C. Bernstein Fund, Inc.--1996 Annual Report

Principal Amount          Description                             Market Value
-------------------------------------------------------------------------------

Tax Lease:  10.04%

     2,850,000   New York State Certificates of                   $   2,848,575
                 Participation, 4.375%, 03/01/1997

     1,175,000   New York State Energy Research &                     1,177,656
                 Development Authority, Western
                 New York Nuclear Service Center
                 Project, 5.20%, 04/01/1997

       525,000   New York State Medical Care                            532,718
                 Facilities Finance Authority,
                 Brookdale Medical Center Secured
                 Hospital Program Series A,
                 5.95%, 08/15/1998

     1,550,000   New York State Urban Development                     1,559,083
                 Corp., Correctional Facilities,
                 5.00%, 01/01/2000

       525,000   New York State Energy Research &                       537,584
                 Development Authority, Western
                 New York Nuclear Service Center
                 Project, 6.00%, 04/01/2000

       855,000   New York State Dormitory                               913,003
                 Authority, City University Series D,
                 7.50%, 07/01/2000

     1,000,000   New York State Medical Care                          1,030,560
                 Facilities Finance Authority,
                 Brookdale Medical Center Secured
                 Hospital Program Series A,
                 6.35%, 08/15/2000

     3,505,000   MTA, New York Commuter Facilities                    3,547,200
                 Service Contract Series O,
                 5.25%, 07/01/2001


     1,920,000   MTA, New York Transit Facilities                     1,943,117
                 Service Contract Series O,
                 5.25%, 07/01/2001

       720,000   New York State Medical Care                            752,594
                 Facilities Finance Authority,
                 Mental Health Services Series F,
                 6.20%, 02/15/2003

     2,000,000   New York State Thruway Authority                     2,100,040
                 Service Contract, 6.20%, 04/01/2003

     2,000,000   New York State Thruway Authority                     2,094,300
                 Service Contract,
                 6.25%, 04/01/2004

     3,825,000   New York State Dormitory                             3,762,385
                 Authority, State University
                 Series B, 5.25%, 05/15/2005

     1,000,000   MTA, New York Commuter Facilities                      986,170
                 Service Contract, 5.30%, 07/01/2005

     1,125,000   MTA, New York Transit Facilities                     1,109,441
                 Service Contract, 5.30%, 07/01/2005

     1,020,000   New York State Dormitory                             1,027,568
                 Authority, City University Series A,
                 5.70%, 07/01/2005

     1,780,000   New York State Dormitory                             1,793,208
                 Authority, City University Series D,
                 5.70%, 07/01/2005

     1,000,000   New York State Dormitory                         $   1,058,730
                 Authority, City University Series U,
                 6.45%, 07/01/2005

     1,000,000   New York State Urban Development                       974,910
                 Corp., Correctional Facilities
                 Series 4, 5.25%, 01/01/2006

     3,300,000   New York State Dormitory                             3,287,592
                 Authority, State University
                 Series A, 5.50%, 05/15/2006

     1,595,000   MTA, New York Transit Facilities                     1,571,139
                 Service Contract, 5.40%, 07/01/2006

     1,250,000   MTA, New York Transit Facilities                     1,229,950
                 Service Contract, 5.45%, 07/01/2007

     3,510,000   New York State Dormitory                             3,523,584

                 Authority, City University Systems
                 Series 2, 5.75%, 07/01/2007

     2,980,000   New York State Dormitory                             3,172,031
                 Authority, Mental Health Services,
                 6.50%, 02/15/2008

     1,905,000   New York State Thruway Authority                     1,793,615
                 Service Contract,
                 5.125%, 04/01/2008

     1,505,000   New York State Dormitory                             1,603,788
                 Authority, Mental Health Services,
                 6.50%, 02/15/2009

     2,215,000   New York State Urban Development                     2,226,784
                 Corp., Correctional Facilities Series A,
                 5.70%, 04/01/2009

     1,100,000   New York State Dormitory                             1,096,931
                 Authority, City University Series A,
                 5.75%, 07/01/2009

     1,490,000   Triborough Bridge & Tunnel Authority,                1,511,232
                 New York Convention Center Series E,
                 6.00%, 01/01/2011

     3,500,000   New York State Dormitory                             3,363,465
                 Authority, State University
                 Series A, 5.50%, 05/15/2013
                                                                  -------------
Total Tax Lease (Cost $53,357,252)                                   54,128,953
                                                                  -------------
Special Tax:  5.22%

     3,515,000   New York State Thruway Authority                     3,526,740
                 Highway & Bridge Trust Fund
                 Series A, 4.50%, 04/01/1997

     1,110,000   New York State Local Government                      1,134,986
                 Assistance Corp. Series A,
                 5.75%, 04/01/1998

       825,000   MAC New York Series 64,                                859,675
                 6.75%, 07/01/1998

     3,000,000   MAC New York Series 67,                              3,140,970
                 7.10%, 07/01/1998

     2,520,000   MAC New York Series 67,                              2,698,945
                 7.20%, 07/01/1999

     2,535,000   New York State Medical Care                          2,531,502
                 Facilities Finance Authority,

                 Mental Health Services Series F,
                 4.60%, 08/15/1999

                         Schedule of Investments--Municipal Bond Portfolios  21

Principal Amount          Description                             Market Value
-------------------------------------------------------------------------------

     1,025,000   Grand Central District Management                $     991,031
                 Association, New York Business
                 Improvement District Series 1994,
                 5.00%, 01/01/2006

     2,500,000   New York State Local Government                      2,625,975
                 Assistance Corp. Series B,
                 6.00%, 04/01/2006

     2,915,000   New York State Local Government                      2,833,526
                 Assistance Corp. Series D,
                 5.10%, 04/01/2008

     1,495,000   New York State Local Government                      1,436,845
                 Assistance Corp. Series A,
                 5.375%, 04/01/2014

     1,740,000   New York State Local Government                      1,672,314
                 Assistance Corp. Series D,
                 5.375%, 04/01/2014

     4,430,000   New York State Local Government                      4,676,795
                 Assistance Corp. Series E,
                 6.00%, 04/01/2014
                                                                  -------------
Total Special Tax (Cost $27,239,121)                                 28,129,304
                                                                  -------------
Total Tax Supported (Cost $123,420,501)                             126,888,735
                                                                  -------------
-------------------------------------------------------------------------------
REVENUE:                                                                 19.45%
-------------------------------------------------------------------------------
Airport Revenue:  0.57%

     1,300,000   Denver City & County, Colorado                       1,402,245
                 Airport Revenue Series B, AMT,
                 7.25%, 11/15/2005

       425,000   Denver City & County, Colorado                         501,717
                 Airport Revenue Series A, AMT,
                 8.875%, 11/15/2012

     1,000,000   Denver City & County, Colorado                       1,191,520
                 Airport Revenue Series D, AMT,

                 7.75%, 11/15/2013
                                                                  -------------
Total Airport Revenue
(Cost $2,736,317)                                                     3,095,482
                                                                  -------------
Electric Revenue:  2.50%

     1,100,000   Guam Power Authority Revenue                         1,107,634
                 Series A, 5.30%, 10/01/1998

     1,000,000   New York State Power Authority                       1,027,820
                 Series Z, 5.75%, 01/01/1999

     2,120,000   New York State Power Authority                       2,336,982
                 Series W, 6.50%, 01/01/2008

     7,490,000   New York State Power Authority                       7,200,287
                 Series CC, 5.125%, 01/01/2010

     1,955,000   New York State Power Authority                       1,795,745
                 Series CC, 5.00%, 01/01/2014
                                                                  -------------
Total Electric Revenue
(Cost $13,364,666)                                                   13,468,468
                                                                  -------------
Health Care Revenue:  2.36%

       750,000   New York State Dormitory                               752,618
                 Authority, Grace Manor Health
                 Care, 4.80%, 07/01/1999

     1,750,000   New York State Medical Care                      $   1,808,747
                 Facilities Finance Authority,
                 Insured Mortgage Project Series A,
                 FHA, 5.40%, 08/15/2004

     1,410,000   New York State Medical Care Facilities               1,479,978
                 Finance Authority, Hospital & Nursing
                 Home Insured Mortgage, FHA,
                 5.875%, 02/15/2005

     1,000,000   New York State Dormitory                             1,018,290
                 Authority, St. John's Nursing
                 Home, FHA, 5.35%, 02/01/2006

     2,980,000   New York State Medical Care                          3,087,161
                 Facilities Finance Agency,
                 Hospital & Nursing Home Insured
                 Mortgage, FHA, 6.35%, 02/15/2012

     4,415,000   New York State Medical Care                          4,568,774
                 Facilities Finance Agency,
                 Hospital & Nursing Home Insured
                 Mortgage Series A, FHA,

                 6.125%, 02/15/2014
                                                                 -------------
Total Health Care Revenue
(Cost $12,131,352)                                                  12,715,568
                                                                 -------------
Higher Education Revenue:  1.03%

     1,480,000   New York State Dormitory                            1,542,308
                 Authority, Rockefeller University,
                 6.60%, 07/01/1998

     1,000,000   New York State Dormitory                            1,039,050
                 Authority, Columbia University,
                 5.625%, 07/01/2006

     1,290,000   New York State Dormitory                            1,346,644
                 Authority, Columbia University,
                 5.75%, 07/01/2007

       660,000   New York State Dormitory Authority,                   639,428
                 Vassar College, 5.00%, 07/01/2008

     1,000,000   New York State Dormitory Authority,                   962,510
                 Vassar College, 5.00%, 07/01/2009
                                                                 -------------
Total Higher Education Revenue
(Cost $5,445,132)                                                    5,529,940
                                                                 -------------
Toll Revenue:  2.30%

       725,000   Triborough Bridge & Tunnel                            763,063
                 Authority, New York Toll Revenue
                 Series Y, 5.80%, 01/01/2006

     4,370,000   Triborough Bridge & Tunnel                          4,128,820
                 Authority, New York Toll Revenue
                 Series A, 5.00%, 01/01/2012

     1,905,000   Triborough Bridge & Tunnel                          2,016,404
                 Authority, New York Toll Revenue
                 Series Y, 6.00%, 01/01/2012

     5,950,000   Triborough Bridge & Tunnel                          5,519,041
                 Authority, New York Toll Revenue,
                 5.00%, 01/01/2015
                                                                 -------------
Total Toll Revenue (Cost $12,099,346)                               12,427,328
                                                                 -------------

22  Sanford C. Bernstein Fund, Inc.--1996 Annual Report

Principal Amount          Description                             Market Value

-------------------------------------------------------------------------------

Water/Sewer Revenue:  7.76%

     6,340,000   New York State Environmental                     $   6,392,051
                 Facilities Corp., Pollution
                 Control Revenue, State Revolving
                 Fund, 4.80%, 06/15/1998

     1,895,000   New York State Environmental                         1,954,768
                 Facilities Corp., Pooled Loan,
                 Pollution Control Revenue, State
                 Revolving Fund Series 94-D,
                 5.60%, 05/15/1999

     2,510,000   New York State Environmental                         2,719,259
                 Facilities Corp., Pooled Loan,
                 Pollution Control Revenue, State
                 Revolving Fund Series 92-B,
                 6.25%, 09/15/2005

     3,500,000   New York City Municipal Water                        3,497,060
                 Finance Authority Series B,
                 5.30%, 06/15/2006

     2,510,000   New York State Environmental                         2,725,283
                 Facilities Corp., Pooled Loan,
                 Pollution Control Revenue, State
                 Revolving Fund Series 92-B,
                 6.35%, 09/15/2006

     1,000,000   Ulster County Resource Recovery                        982,420
                 Agency, New York Solid Waste
                 System, 5.90%, 03/01/2007

     1,045,000   New York State Environmental                         1,027,172
                 Facilities Corp., Pooled Loan,
                 Pollution Control Revenue, State
                 Revolving Fund Series 93-B,
                 4.95%, 05/15/2007

     1,000,000   New York State Environmental                         1,032,930
                 Facilities Corp., Pollution
                 Control Revenue, State Revolving
                 Fund, New York City Municipal
                 Water Finance Authority,
                 5.75%, 06/15/2007

     2,975,000   New York State Environmental                         2,964,558
                 Facilities Corp., Pooled Loan,
                 Pollution Control Revenue, State
                 Revolving Fund Series 95-A,
                 5.20%, 05/15/2008


     3,085,000   New York State Environmental                         3,073,555
                 Facilities Corp., Pooled Loan,
                 Pollution Control Revenue, State
                 Revolving Fund Series 95-A,
                 5.30%, 05/15/2009

     1,485,000   New York City Municipal Water                        1,565,977
                 Finance Authority Series A,
                 6.00%, 06/15/2009

       780,000   New York State Environmental                           775,492
                 Facilities Corp., Pooled Loan,
                 Pollution Control Revenue, State
                 Revolving Fund Series 95-A,
                 5.40%, 05/15/2010

     3,865,000   New York State Environmental                     $   3,640,675
                 Facilities Corp., Pooled Loan,
                 Pollution Control Revenue, State
                 Revolving Fund Series 96-A,
                 4.95%, 06/15/2010

     3,800,000   New York State Environmental                         3,777,960
                 Facilities Corp., Pooled Loan,
                 Pollution Control Revenue, State
                 Revolving Fund Series 95-B,
                 5.50%, 06/15/2010

     4,630,000   New York State Environmental                         4,735,795
                 Facilities Corp., Pollution
                 Control Revenue, State Revolving
                 Fund, New York City Municipal
                 Water Finance Authority,
                 5.75%, 06/15/2011

     1,015,000   New York State Environmental                           962,941
                 Facilities Corp., Pooled Loan,
                 Pollution Control Revenue, State
                 Revolving Fund Series A,
                 5.20%, 12/15/2015
                                                                  -------------
Total Water/Sewer Revenue
(Cost $41,133,041)                                                   41,827,896
                                                                  -------------
Miscellaneous Revenue:  1.72%

     1,000,000   Port Authority of New York & New                     1,003,810
                 Jersey Revenue Series SS, AMT,
                 4.90%, 09/01/1997

     2,715,000   MTA, New York Transit Facilities                     2,740,467
                 Series M, 5.10%, 07/01/1998

     3,420,000   Battery Park City Authority, New                     3,596,643

                 York Revenue, 6.00%, 11/01/2003

     2,050,000   Port Authority of New York & New                     1,945,409
                 Jersey Revenue, 5.125%, 11/15/2011
                                                                  -------------
Total Miscellaneous Revenue
(Cost $9,270,383)                                                     9,286,329
                                                                  -------------
Industrial Development/Pollution Control Revenue:  1.21%

     4,000,000   New York City Industrial Development                 4,045,920
                 Agency, Special Facilities Revenue,
                 Terminal One Group Association Limited
                 Partnership Project, AMT,
                 5.30%, 01/01/2000

     1,425,000   New York City Industrial Development                 1,464,515
                 Agency, Special Facilities Revenue,
                 Terminal One Group Association Limited
                 Partnership Project, AMT,
                 6.00%, 01/01/2007

     1,000,000   Hempstead Town Industrial                            1,023,450
                 Development Agency, New York,
                 7.40%, 12/01/2010
                                                                  -------------
Total Industrial Development/Pollution
Control Revenue (Cost $6,471,489)                                     6,533,885
                                                                  -------------
Total Revenue (Cost $102,651,726)                                   104,884,896
                                                                  -------------

                         Schedule of Investments--Municipal Bond Portfolios  23

-------------------------------------------------------------------------------
INVESTMENT SUMMARY
-------------------------------------------------------------------------------

Total Investments (Cost $520,890,011)             98.28%    $529,929,555
(Note B, below)
Cash and Other Assets, Less Liabilities            1.72        9,287,183
                                                 -------    ------------
Net Assets (Equivalent to $13.35
per share based on 40,396,394
shares of capital stock outstanding)             100.00%    $539,216,738
                                                 =======    ============
-------------------------------------------------------------------------------

(A) Explanations of abbreviations:

    Insured-bond abbreviations:
    AMBAC-AMBAC Indemnity Corporation

    BIGI-Bond Investors Guaranty Insurance Company
    Connie Lee-Connie Lee Insurance Company
    FGIC-Financial Guaranty Insurance Company
    FSA-Financial Security Assurance, Inc.
    MBIA-Municipal Bond Investors Assurance Corporation
    Other abbreviations:
    AMT-Subject to Alternative Minimum Tax
    FHA-Federal Housing Administration

(B) At September 30, 1996, the cost basis of investment securities owned was substantially identical for both book and tax.

See Notes to Financial Statements.

                        Sanford C. Bernstein Fund, Inc.
                            Schedule of Investments
                           Bernstein Short Duration
                        Diversified Municipal Portfolio
                              September 30, 1996

Principal Amount          Description                             Market Value*
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS:                                                   3.70%
-------------------------------------------------------------------------------
Municipal Note:  1.69%

     2,000,000   California State, Revenue                        $   2,010,280
                 Anticipation Notes Series A,
                 4.50%, 06/30/1997
                                                                  -------------
Total Municipal Note (Cost $2,008,342)                                2,010,280
                                                                  -------------
Tax-Exempt Variable-Rate Demand Notes:  2.01%
       700,000   Franklin County, Ohio Health                           700,000
                 Systems Revenue, Daily Floater,
                 Putable Daily, 3.85%, 07/01/2015

       700,000   Los Angeles Regional Airports                          700,000
                 Improvement Corp., California,
                 Daily Floater, Putable Daily, AMT,
                 3.90%, 12/01/2024

     1,000,000   Los Angeles Regional Airports                        1,000,000
                 Improvement Corp., California,
                 Daily Floater, Putable Daily, AMT,
                 4.10%, 12/01/2025
                                                                  -------------
Total Tax-Exempt Variable-Rate Demand Notes
(Cost $2,400,000)                                                     2,400,000
                                                                  -------------
Total Short-Term Investments (Cost $4,408,342)                        4,410,280
                                                                  -------------
-------------------------------------------------------------------------------
PREREFUNDED/ESCROWED:                                                    19.35%

-------------------------------------------------------------------------------
     1,000,000   University of Kentucky Series J,                     1,032,570
                 6.00%, 05/01/2000,
                 Prerefunded 05/01/1997 @102

     1,825,000   Du Page County, Illinois Water                       1,892,707
                 Revenue, 6.80%, 05/01/2007,
                 Prerefunded 05/01/1997 @102

     1,095,000   Montgomery County, Maryland                          1,139,742
                 Series A, 6.60%, 07/01/1998,
                 Prerefunded 07/01/1997 @102

     1,000,000   New York State Medical Care                          1,055,640
                 Facilities, 8.00%, 02/15/2025,
                 Prerefunded 08/15/1997 @102

       500,000   Jacksonville, Florida Excise Tax                       528,980
                 Revenue, 7.75%, 10/01/2007,
                 Prerefunded 10/01/1997 @102

     1,675,000   Harris County Health Facilities                      1,790,609
                 Development Corp., Texas,
                 9.00%, 10/01/2017,
                 Prerefunded 10/01/1997 @102

     1,095,000   Passaic Valley Sewer Commission,                     1,157,196
                 New Jersey Series C,
                 7.10%, 12/01/2020,
                 Prerefunded 12/01/1997 @102

*See Note 1, page 26 in Notes to Financial Statements.

24  Sanford C. Bernstein Fund, Inc.--1996 Annual Report

Principal Amount          Description                             Market Value
-------------------------------------------------------------------------------

     1,000,000   Chicago Metropolitan Sanitation                  $   1,059,760
                 District, Illinois, 7.50%, 01/01/2002,
                 Prerefunded 01/01/1998 @102

     1,000,000   North Carolina Municipal Power                       1,061,890
                 Agency Revenue, 7.625%, 01/01/2014,
                 Prerefunded 01/01/1998 @102

     2,800,000   Harris County, Texas, Toll Road                      3,025,568
                 Senior Lien-C, 8.125%, 08/15/2017,
                 Prerefunded 02/15/1998 @103

     1,000,000   Metropolitan Atlanta Rapid                           1,076,880
                 Transit Authority, Georgia Sales

                 Tax Revenue Series J,
                 7.60%, 07/01/2003,
                 Prerefunded 07/01/1998 @102

     1,200,000   Minnesota State,                                     1,260,588
                 7.00%, 08/01/2002,
                 Prerefunded 08/01/1998 @100

     1,000,000   Maryland State Department of                         1,073,450
                 Transportation, 6.90%, 11/15/2004,
                 Prerefunded 11/15/1998 @102

     1,400,000   New Jersey State Building                            1,569,316
                 Authority Revenue,
                 9.875%, 02/01/2013,
                 Prerefunded 02/01/1999 @100

     4,000,000   Broward County School District,                      4,323,720
                 Florida, 7.125%, 02/15/2008,
                 Prerefunded 02/15/1999 @102
                                                                  -------------
Total Prerefunded/Escrowed (Cost $22,934,660)                        23,048,616
                                                                  -------------
-------------------------------------------------------------------------------
INSURED (Note A, p. 27):                                                 27.74%
-------------------------------------------------------------------------------
     1,145,000   University of Kentucky, MBIA,                        1,158,854
                 6.30%, 05/01/1997

     2,130,000   Ohio State Higher Educational                        2,161,503
                 Facilities, Community Revenue
                 Series A, AMBAC,
                 6.40%, 05/01/1997

       500,000   Convention Center Authority of                         514,425
                 Rhode Island Series A, MBIA,
                 8.90%, 05/15/1997

     1,545,000   Massachusetts Series A, FGIC,                        1,585,989
                 7.875%, 06/01/1997

     1,200,000   Florida State General Services                       1,210,128
                 Revenue, Environmental
                 Preservation Department
                 Series 2000-A, AMBAC,
                 5.00%, 07/01/1997

     1,000,000   Alaska Student Loan Corp.,                           1,020,510
                 Student Loan Revenue Series A,
                 AMBAC, AMT, 7.00%, 07/01/1997

     2,320,000   Atlanta, Georgia Airport                             2,344,360
                 Facilities Revenue, AMBAC,
                 5.00%, 01/01/1998


     1,240,000   San Antonio, Texas Water Revenue,                    1,266,982
                 FGIC, 5.60%, 05/15/1998

     1,000,000   Connecticut State Special Tax                    $   1,014,710
                 Obligation Revenue, Transportation
                 Infrastructure Series A, FGIC,
                 5.10%, 06/01/1998

     4,000,000   Pennsylvania Intergovernmental                       4,048,440
                 Cooperation Authority, Special Tax
                 Revenue, Philadelphia Funding
                 Project, FGIC, 5.00%, 06/15/1998

     2,575,000   Wisconsin State Transportation                       2,607,394
                 Revenue Series A, FGIC,
                 5.00%, 07/01/1998

     1,000,000   Illinois State, FGIC,                                1,015,220
                 5.25%, 07/01/1998

       500,000   Alaska Student Loan Corp.,                             521,870
                 Student Loan Revenue Series A,
                 AMBAC, AMT, 7.10%, 07/01/1998

     4,200,000   Dade County, Florida, Aviation                       4,267,620
                 Revenue Series C, MBIA,
                 5.00%, 10/01/1998

     3,420,000   Wilmington, Delaware Series A,                       3,471,813
                 MBIA, 5.00%, 10/01/1998

     1,600,000   Worcester, Massachusetts Municipal                   1,665,024
                 Purpose Series C, MBIA,
                 6.50%, 10/01/1998

     1,065,000   Montgomery County, Ohio Solid Waste                  1,080,687
                 Revenue, MBIA, 5.00%, 11/01/1998

     1,000,000   New Orleans, Louisiana Water                         1,024,080
                 Revenue, MBIA, 7.00%, 12/01/1998

     1,000,000   Reedy Creek, Florida Utility                         1,060,030
                 Revenue, MBIA, AMT,
                 8.50%, 10/01/2009
                                                                  -------------
Total Insured (Cost $32,968,120)                                     33,039,639
                                                                  -------------
-------------------------------------------------------------------------------
TAX SUPPORTED:                                                           33.32%
-------------------------------------------------------------------------------
State General Obligations:  7.22%

     2,000,000   Pennsylvania,                                        2,004,480

                 5.50%, 11/15/1996

       900,000   Wisconsin State Series E,                              915,615
                 6.80%, 05/01/1997

       850,000   Georgia State,                                         873,341
                 6.75%, 09/01/1997

       300,000   Maryland State,                                        308,124
                 6.55%, 10/15/1997

     1,000,000   Illinois State,                                      1,008,730
                 5.00%, 11/01/1997

     1,300,000   Wisconsin State,                                     1,317,056
                 5.00%, 05/01/1998

     1,000,000   Georgia State Series C,                              1,052,240
                 7.25%, 07/01/1998

     1,110,000   Minnesota State,                                     1,120,767
                 4.70%, 08/01/1998
                                                                  -------------
Total State General Obligations
(Cost $8,577,931)                                                     8,600,353
                                                                  -------------

                         Schedule of Investments--Municipal Bond Portfolios  25

Principal Amount          Description                             Market Value
-------------------------------------------------------------------------------

Local General Obligations:  15.65%

     1,500,000   Harris County Flood Control                      $   1,500,060
                 District, Texas Series A,
                 5.50%, 10/01/1996

     2,090,000   Travis County, Texas,                                2,119,176
                 7.00%, 03/01/1997

     1,400,000   Maricopa County, Arizona Series A,                   1,430,128
                 6.80%, 07/01/1997

       500,000   Denver City & County School District                   511,375
                 No. 1, Colorado Series B, Collateralized
                 Certificates, 6.00%, 12/01/1997

     1,000,000   King County, Washington Limited                      1,010,500
                 Tax Series A, 5.00%, 01/01/1998

     3,145,000   Broward County School District,                      3,244,131

                 Florida, 6.90%, 02/15/1998

     4,000,000   Shelby County, Tennessee Series A,                   4,051,080
                 5.00%, 04/01/1998

     2,120,000   North Slope Boro, Alaska Series G,                   2,252,076
                 8.35%, 06/30/1998

     1,250,000   Floyd County, Georgia,                               1,267,725
                 5.25%, 08/01/1998

       725,000   Houston, Texas,                                        743,705
                 6.00%, 03/01/2000

       500,000   New York City Series G,                                504,705
                 5.70%, 02/01/2003
                                                                  -------------
Total Local General Obligations
(Cost $18,580,696)                                                   18,634,661
                                                                  -------------
Tax Lease:  5.56%

       285,000   New York State Energy Research &                       285,382
                 Development Authority, Western
                 New York Nuclear Service Center
                 Series B, 5.00%, 04/01/1997

     1,000,000   New York State Energy Research &                     1,002,260
                 Development Authority, Western
                 New York Nuclear Service Center
                 Project, 5.20%, 04/01/1997

       425,000   Philadelphia, Pennsylvania Hospitals                   425,994
                 & Higher Education Facilities
                 Authority, 5.00%, 08/01/1997

     1,010,000   Holdenville Industrial Authority,                    1,010,919
                 Oklahoma Correctional Facility
                 Revenue, 4.95%, 07/01/1998

     1,780,000   Ohio State Building Authority,                       1,802,873
                 Series A, 5.00%, 10/01/1998

     1,000,000   Ohio State Building Authority,                       1,012,850
                 Series B, 5.00%, 10/01/1998

     1,000,000   New York State Dormitory Authority,                  1,076,800
                 City University, 8.125%, 07/01/2008
                                                                  -------------
Total Tax Lease
(Cost $6,619,490)                                                     6,617,078
                                                                  -------------
Special Tax:  4.89%


       850,000   Arizona State Transportation Board                     870,043
                 Tax Revenue, 7.30%, 07/01/1997

     3,710,000   New Mexico State Severance Tax                   $   3,794,254
                 Series A, 5.375%, 07/01/1998

     1,000,000   Connecticut State Special Tax                        1,158,740
                 Obligation Series B,
                 7.125%, 06/01/2010
                                                                  -------------
Total Special Tax (Cost $5,793,030)                                   5,823,037
                                                                  -------------
Total Tax Supported (Cost $39,571,147)                               39,675,129
                                                                  -------------
-------------------------------------------------------------------------------
REVENUE:                                                                 11.81%
-------------------------------------------------------------------------------
Electric Revenue:  0.84%

     1,000,000   Washington Public Power Supply                       1,008,380
                 System Revenue, Nuclear Project
                 No. 2 Series A, 5.10%, 07/01/1998
                                                                  -------------
Total Electric Revenue
(Cost $1,006,588)                                                     1,008,380
                                                                  -------------
Health Care Revenue:  0.82%

       950,000   Philadelphia Hospitals & Higher                        973,209
                 Education Facilities Authority,
                 Pennsylvania, Graduate Health
                 Systems Obligation,
                 6.70%, 07/01/1998
                                                                  -------------
Total Health Care Revenue
(Cost $982,361)                                                         973,209
                                                                  -------------

Higher Education Revenue:  0.95%

     1,120,000   New Jersey State Educational                         1,128,904
                 Facilities Authority, Princeton
                 University Series C,
                 4.50%, 07/01/1998
                                                                  -------------
Total Higher Education Revenue
(Cost $1,128,396)                                                     1,128,904
                                                                  -------------
Water/Sewer Revenue:  6.13%

     1,000,000   Dallas, Texas Waterworks & Sewer                     1,000,000
                 System Series A, 5.90%, 10/01/1996

     1,240,000   New York State Environmental Facilities              1,233,255

                 Corp., Pooled Loan, Pollution Control
                 Revenue, State Revolving Fund
                 Series B, 3.55%, 02/15/1998

     1,050,000   Philadelphia, Pennsylvania Water                     1,049,412
                 and Wastewater Revenue,
                 4.75%, 06/15/1998

     3,960,000   Cobb County, Georgia Water &                         4,020,469
                 Sewer Revenue, 5.00%, 07/01/1998
                                                                  -------------
Total Water/Sewer Revenue (Cost $7,294,597)                           7,303,136
                                                                  -------------
Miscellaneous Revenue:  0.97%

     1,085,000   Tampa, Florida Capital                               1,151,771
                 Improvement Revenue Series A,
                 8.25%, 10/01/2018
                                                                  -------------
Total Miscellaneous Revenue
(Cost $1,147,517)                                                     1,151,771
                                                                  -------------

26  Sanford C. Bernstein Fund, Inc.--1996 Annual Report

Principal Amount          Description                             Market Value
-------------------------------------------------------------------------------

Industrial Development/Pollution
Control Revenue:  2.10%

     1,000,000   Hempstead Town Industrial                       $   1,023,450
                 Development Agency, New York,
                 7.40%, 12/01/2010

     1,475,000   Delaware County Industrial                          1,474,439
                 Development Authority, Pennsylvania
                 Resource Recovery Project Series G,
                 Mandatory Put 12/01/1996 @100,
                 4.25%, 12/01/2013
                                                                --------------
Total Industrial Development/Pollution
Control Revenue (Cost $2,460,965)                                    2,497,889
                                                                --------------
Total Revenue (Cost $14,020,424)                                    14,063,289
                                                                --------------
------------------------------------------------------------------------------
ASSET-BACKED SECURITIES:                                                 1.68%
------------------------------------------------------------------------------

Housing:  0.84%


     1,000,000   Maryland State Community                              996,220
                 Development Administration,
                 Multi-Family Housing Revenue Series A,
                 Mandatory Put 11/01/1997 @100,
                 4.50%, 11/01/2007
                                                                 -------------
Total Housing (Cost $999,998)                                          996,220
                                                                 -------------
Student Loan:  0.84%

     1,000,000   New England Educational Loan                        1,003,910
                 Marketing Corp., Student Loan
                 Revenue Series C,
                 4.75%, 07/01/1998
                                                                 -------------
Total Student Loan (Cost $1,003,284)                                 1,003,910
                                                                 -------------
Total Asset-Backed Securities
(Cost $2,003,282)                                                    2,000,130
                                                                 -------------
------------------------------------------------------------------------------
INVESTMENT SUMMARY
------------------------------------------------------------------------------
Total Investments (Cost $115,905,975)             97.60%    $116,237,083
(Note B, below)
Cash and Other Assets, Less Liabilities            2.40        2,858,879
                                                 -------    ------------
Net Assets (Equivalent to $12.52
per share based on 9,516,156
shares of capital stock outstanding)             100.00%    $119,095,962
                                                 =======    ============
------------------------------------------------------------------------------
(A) Explanation of abbreviations:

    Insured-bond abbreviations:
    AMBAC-AMBAC Indemnity Corporation
    FGIC-Financial Guaranty Insurance Company
    MBIA-Municipal Bond Investors Assurance Corporation
    Other abbreviations:
    AMT-Subject to Alternative Minimum Tax

(B) At September 30, 1996, the cost basis of investment securities owned was substantially identical for both book and tax.

(C) Allocation of Portfolio net assets at September 30, 1996:
          Alaska                        3.19%
          Arizona                       1.93
          California                    3.12
          Colorado                      0.43
          Connecticut                   1.82
          Delaware                      2.91
          Florida                      13.26
          Georgia                       8.93
          Illinois                      4.18

          Kentucky                      1.84
          Louisiana                     0.86
          Maryland                      2.95
          Massachusetts                 3.57
          Minnesota                     2.00
          New Jersey                    3.24
          New Mexico                    3.19
          New York                      5.19
          North Carolina                0.89
          Ohio                          5.67
          Oklahoma                      0.85
          Pennsylvania                  8.38
          Rhode Island                  0.43
          Tennessee                     3.40
          Texas                         9.61
          Washington                    1.70
          Wisconsin                     4.06
          Cash and Other Assets,
          Less Liabilities              2.40
                                      -------
          Total                       100.00%
                                      =======
See Notes to Financial Statements.

Schedule of Investments--Municipal Bond Portfolios  27

Sanford C. Bernstein Fund, Inc.
Schedule of Investments
Bernstein Short Duration
California Municipal Portfolio
September 30, 1996

Principal Amount          Description                             Market Value*
-------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS:                                                  16.03%
-------------------------------------------------------------------------------
Municipal Notes:  14.57%

     5,000,000   California State, Revenue                         $  5,025,700
                 Anticipation Notes Series A,
                 4.50%, 06/30/1997

     5,575,000   Los Angeles County, California                       5,603,432
                 Tax and Revenue Anticipation
                 Notes Series A, Letter of Credit,
                 4.50%, 06/30/1997
                                                                 --------------
Total Municipal Notes (Cost $10,617,713)                             10,629,132
                                                                 --------------
U.S. Treasury Bill:  1.46%

     1,065,000   10/17/1996                                           1,062,697
                                                                 --------------
Total U.S. Treasury Bill (Cost $1,062,534)                            1,062,697
                                                                 --------------
Total Short-Term Investments
(Cost $11,680,247)                                                   11,691,829
                                                                 --------------
-------------------------------------------------------------------------------
U.S. TREASURY NOTES:                                                     10.55%
-------------------------------------------------------------------------------
     5,000,000   5.00%, 01/31/1998                                    4,939,060
     2,725,000   6.75%, 04/30/2000                                    2,756,504
                                                                 --------------
Total U.S. Treasury Notes (Cost $7,695,945)                           7,695,564
                                                                 --------------
-------------------------------------------------------------------------------
PREREFUNDED/ESCROWED:                                                    40.25%
-------------------------------------------------------------------------------
     1,500,000   California Educational Facilities                    1,546,095
                 Authority, Pomona College,
                 8.125%, 01/01/2017,
                 Prerefunded 01/01/1997 @102

     1,000,000   San Diego County Water Authority,                    1,018,660
                 California Certificates of Participation
                 Series A, 6.85%, 05/01/1997,

                 Escrowed to Maturity

       500,000   San Jose Public Facilities Financing                   522,105
                 Corp., California Certificates of
                 Participation, 7.90%, 05/01/2010,
                 Prerefunded 05/01/1997 @102

     3,750,000   Los Angeles Unified School District,                 3,932,812
                 California Certificates of Participation,
                 8.125%, 06/01/2008,
                 Prerefunded 06/01/1997 @102

     1,400,000   Santa Rosa, California Wastewater                    1,470,644
                 Revenue, 7.80%, 07/02/2015,
                 Prerefunded 07/02/1997 @102

     2,590,000   Sacramento Public Facilities Financing               2,744,778
                 Corp., California Certificates of
                 Participation, 8.00%, 08/01/2005,
                 Prerefunded 08/01/1997 @102.50

     1,930,000   Sacramento-Yolo County Port                       $  2,066,818
                 District, California Series A,
                 8.30%, 12/01/2003,
                 Prerefunded 12/01/1997 @102

     1,000,000   Turlock Irrigation District,                         1,058,650
                 California Certificates of
                 Participation, 7.25%, 01/01/2005,
                 Prerefunded 01/01/1998 @102

       600,000   Puerto Rico Aqueduct & Sewer                           649,938
                 Authority Revenue Series A,
                 7.875%, 07/01/2017,
                 Prerefunded 07/01/1998 @102

       750,000   Northern California Public Power                       799,335
                 Agency Series B,
                 8.00%, 07/01/2024,
                 Prerefunded 07/01/1998 @100

     3,855,000   Puerto Rico Highway Authority                        4,188,496
                 Revenue Series P,
                 8.125%, 07/01/2013,
                 Prerefunded 07/01/1998 @102

     1,000,000   Los Angeles, California                              1,067,400
                 Wastewater System Revenue,
                 6.80%, 08/01/2019,
                 Prerefunded 08/01/1998 @102

     1,000,000   Sacramento Municipal Utility                         1,085,300
                 District, California Series V,
                 7.75%, 08/15/2003,

                 Prerefunded 08/15/1998 @102

     2,375,000   California Health Facilities                         2,579,939
                 Financing Authority,
                 7.625%, 10/01/2015,
                 Prerefunded 10/01/1998 @102

     1,000,000   Contra Costa County Water                            1,086,290
                 District, California Revenue
                 Series B, 7.625%, 10/01/2018,
                 Prerefunded 10/01/1998 @102

     2,250,000   Goleta Sanitation & Water                            2,450,160
                 District, California Certificates
                 of Participation, 7.50%, 12/01/2012,
                 Prerefunded 12/01/1998 @102

     1,000,000   Los Angeles, California Wastewater                   1,081,740
                 System Revenue Series A,
                 7.10%, 02/01/2021,
                 Prerefunded 02/01/1999 @102
                                                                  -------------
Total Prerefunded/Escrowed (Cost $29,257,054)                        29,349,160
                                                                  -------------
-------------------------------------------------------------------------------
INSURED (Note A, p. 29):                                                 18.10%
-------------------------------------------------------------------------------
     1,000,000   Los Angeles Unified School District,                 1,002,040
                 California Certificates of Participation
                 Series A, AMBAC, 5.00%, 12/01/1996

     1,080,000   Contra Costa Transportation                          1,084,903
                 Authority, California Sales Tax
                 Revenue Series A, FGIC,
                 5.00%, 03/01/1997


28  Sanford C. Bernstein Fund, Inc.--1996 Annual Report

Principal Amount          Description                             Market Value*
-------------------------------------------------------------------------------

     1,610,000   Contra Costa Transportation                      $   1,627,179
                 Authority, California Sales Tax
                 Revenue Series A, FGIC,
                 5.00%, 03/01/1998

     1,000,000   Fairfield, California Water Revenue,                 1,006,170
                 AMBAC, 4.50%, 04/01/1998

     1,375,000   Northern California Public Power                     1,394,154
                 Agency, Geothermal Project No. 3

                 Series B, AMBAC, 5.00%, 07/01/1998

     805,000     Los Angeles County Metropolitan                        822,911
                 Transportation Authority, California
                 Sales Tax Revenue Series A, MBIA,
                 5.50%, 07/01/1998

     1,060,000   Los Angeles County Public Works                      1,055,919
                 Authority, California Lease Revenue
                 Series B, MBIA,
                 4.00%, 09/01/1998

     800,000     Capistrano Unified Public                              811,456
                 Financing Authority, California
                 Special Tax Revenue Series A,
                 AMBAC, 5.00%, 09/01/1998

     3,005,000   Modesto Irrigation District                          3,010,108
                 Financing Authority, California
                 Series A, MBIA, 4.25%, 10/01/1998

     1,325,000   Rancho Water District Financing                      1,384,705
                 Authority, California Revenue,
                 FGIC, 6.50%, 11/01/1998
                                                                  -------------
Total Insured (Cost $13,175,104)                                     13,199,545
                                                                  -------------
-------------------------------------------------------------------------------
TAX SUPPORTED:                                                            8.68%
-------------------------------------------------------------------------------
State General Obligation:  1.74%

     1,200,000   California State, Veterans                           1,271,676
                 Series AW, AMT,
                 7.60%, 04/01/2007
                                                                  -------------
Total State General Obligation
(Cost $1,255,049)                                                     1,271,676
                                                                  -------------
Local General Obligation:  0.66%

       500,000   Los Angeles, California Series A,                      483,415
                 5.25%, 09/01/2011
                                                                  -------------
Total Local General Obligation
(Cost $493,755)                                                         483,415
                                                                  -------------
Tax Lease:  4.90%

     1,000,000   California State Public Works                        1,022,910
                 Board Lease Revenue Series A,
                 6.50%, 09/01/1997

       800,000   Puerto Rico Housing, Bank and                          801,440

                 Finance Agency, 4.375%, 12/01/1997

     1,700,000   California State Public Works                        1,748,994
                 Board Lease Revenue, Community
                 Colleges Series A,
                 5.90%, 09/01/1998
                                                                  -------------
Total Tax Lease (Cost $3,535,555)                                     3,573,344
                                                                  -------------
Miscellaneous Tax:  1.38%

     1,000,000   Puerto Rico Municipal Finance                    $   1,003,630
                 Agency Series A,
                 4.80%, 07/01/1997
                                                                  -------------
Total Miscellaneous Tax (Cost $996,360)                               1,003,630
                                                                  -------------
Total Tax Supported (Cost $6,280,719)                                 6,332,065
                                                                  -------------
-------------------------------------------------------------------------------
REVENUE:                                                                  5.06%
-------------------------------------------------------------------------------
Higher Education Revenue:  3.15%

     1,050,000   California Educational Facilities                    1,101,985
                 Authority, University of Southern
                 California Series A,
                 7.70%, 10/01/2000

     1,190,000   California Educational Facilities                    1,190,000
                 Authority, University of Southern
                 California, 4.35%, 10/01/2019
                                                                  -------------
Total Higher Education Revenue
(Cost $2,301,729)                                                     2,291,985
                                                                  -------------
Water/Sewer Revenue:  1.06%

       730,000   California State Department of                         775,034
                 Water Resources Series F,
                 7.25%, 12/01/2002
                                                                  -------------
Total Water/Sewer Revenue
(Cost $771,168)                                                         775,034
                                                                  -------------
Miscellaneous Revenue:  0.85%

       615,000   Sacramento Regional                                    618,075
                 Transportation District,
                 California Series A,
                 5.50%, 03/01/1997
                                                                  -------------
Total Miscellaneous Revenue (Cost $621,352)                             618,075
                                                                  -------------

Total Revenue (Cost $3,694,249)                                       3,685,094
                                                                  -------------
-------------------------------------------------------------------------------
INVESTMENT SUMMARY
-------------------------------------------------------------------------------
Total Investments (Cost $71,783,318)              98.67%    $71,953,257
(Note B, below)
Cash and Other Assets, Less Liabilities            1.33         972,011
                                                 -------    -----------
Net Assets (Equivalent to $12.53
per share based on 5,819,554
shares of capital stock outstanding)             100.00%    $72,925,268
                                                 =======    ===========
-------------------------------------------------------------------------------
(A) Explanation of abbreviations:

    Insured-bond abbreviations:
    AMBAC-AMBAC Indemnity Corporation
    FGIC-Financial Guaranty Insurance Company
    MBIA-Municipal Bond Investors Assurance Corporation
    Other abbreviations:
    AMT-Subject to Alternative Minimum Tax

(B) At September 30, 1996, the cost basis of investment securities owned was substantially identical for both book and tax.

See Notes to Financial Statements.

                        Schedule of Investments--Municipal Bond Portfolios  29

Sanford C. Bernstein Fund, Inc.
Schedule of Investments
Bernstein Short Duration
New York Municipal Portfolio
September 30, 1996

Principal Amount          Description                             Market Value*
-------------------------------------------------------------------------------
TAX-EXEMPT VARIABLE-RATE DEMAND NOTE:                                     6.98%
-------------------------------------------------------------------------------
     4,100,000   New York State Energy Research                   $   4,100,000
                 & Development Authority Pollution
                 Control Revenue, Niagara Power
                 Corp. Project B, Daily Floater,
                 Putable Daily, AMT,
                 4.05%, 07/01/2027
                                                                  -------------
Total Tax-Exempt Variable-Rate Demand Note
(Cost $4,100,000)                                                     4,100,000
                                                                  -------------
-------------------------------------------------------------------------------
U.S. TREASURY NOTES:                                                      8.52%

-------------------------------------------------------------------------------
     2,000,000   6.75%, 04/30/2000                                    2,023,122
     3,000,000   6.25%, 08/31/2000                                    2,983,125
                                                                  -------------
Total U.S. Treasury Notes (Cost $5,017,027)                           5,006,247
                                                                  -------------
-------------------------------------------------------------------------------
PREREFUNDED/ESCROWED:                                                    41.67%
-------------------------------------------------------------------------------
     1,050,000   New York State Dormitory Authority,                  1,066,915
                 State University Series A,
                 6.50%, 05/01/1997, Escrowed to Maturity

     1,000,000   New York City Municipal Water Finance                1,037,490
                 Authority Series A, 7.00%, 06/15/2018,
                 Prerefunded 06/15/1997 @101.50

     3,360,000   New York City Municipal Water Finance                3,547,085
                 Authority Series A, 9.00%, 06/15/2017,
                 Prerefunded 06/15/1997 @102

       500,000   New York State Dormitory Authority,                    525,325
                 City University Series A, AMBAC,
                 8.00%, 07/01/2007,
                 Prerefunded 07/01/1997 @102

     1,000,000   Puerto Rico Electric Power Authority                 1,053,940
                 Series L, 8.40%, 07/01/2015,
                 Prerefunded 07/01/1997 @102

     1,050,000   MTA, New York Transit Facilities                     1,107,004
                 Service Contract Series 1,
                 8.50%, 07/01/2017,
                 Prerefunded 07/01/1997 @102

     1,000,000   Puerto Rico Electric Power Authority                 1,060,510
                 Series K, 9.25%, 07/01/2006,
                 Prerefunded 07/01/1997 @102

     1,000,000   New York City Series D,                              1,057,660
                 8.50%, 08/01/2008,
                 Prerefunded 08/01/1997 @102

     1,000,000   New York State Medical Care                          1,055,640
                 Facilities, 8.00%, 02/15/2025,
                 Prerefunded 08/15/1997 @102

       550,000   New York City Series A,                                584,936
                 8.50%, 11/01/2008,
                 Prerefunded 11/01/1997 @101.50

*See Note 1, page 26 in Notes to Financial Statements.



     1,000,000   New York City Series A,                          $   1,063,520
                 8.50%, 11/01/2010,
                 Prerefunded 11/01/1997 @101.50

       720,000   New York State Urban Development                       763,481
                 Corp., Correctional Facilities
                 Series D, 7.50%, 01/01/2012,
                 Prerefunded 01/01/1998 @102

     1,920,000   New York State Medical Care Facilities               2,048,467
                 Finance Authority, 7.70%, 02/15/2018,
                 Prerefunded 02/15/1998 @102

     4,000,000   New York State Medical Care                          4,296,441
                 Facilities Finance Authority,
                 Hospital & Nursing Home Series A,
                 FHA, 8.30%, 02/15/2022,
                 Prerefunded 02/15/1998 @102

       500,000   MTA, New York Transit Facilities                       541,330
                 Service Contract Series 2,
                 8.00%, 07/01/2018,
                 Prerefunded 07/01/1998 @102

     1,400,000   New York City Series I,                              1,470,938
                 6.90%, 08/15/1998,
                 Escrowed to Maturity

     2,095,000   Battery Park City Authority, New                     2,203,626
                 York Revenue, 6.50%, 05/01/2020,
                 Prerefunded 05/01/1999 @100
                                                                  -------------
Total Prerefunded/Escrowed (Cost $24,398,415)                        24,484,308
                                                                  -------------
-------------------------------------------------------------------------------
INSURED (Note A, p. 31):                                                 10.08%
-------------------------------------------------------------------------------
       760,000   Ulster County, New York, AMBAC,                        760,821
                 6.30%, 10/15/1996

       750,000   Niagara Falls, New York, MBIA,                         750,840
                 AMT, 5.10%, 11/01/1996

       710,000   Suffolk County, New York Series A,                     713,663
                 AMBAC, 4.50%, 08/01/1997

     1,300,000   Nassau County, New York Series P,                    1,333,111
                 FGIC, 6.30%, 11/01/1997

     1,010,000   New York City Industrial                             1,025,140
                 Development Agency, USTA National
                 Tennis Center, FSA,
                 5.30%, 11/15/1997


       700,000   Nassau County, New York Series T,                      716,191
                 FGIC, 5.125%, 09/01/1999

       590,000   New York State Dormitory Authority,                    620,692
                 State University Series A, AMBAC,
                 6.00%, 07/01/2011
                                                                  -------------
Total Insured (Cost $5,888,617)                                       5,920,458
                                                                  -------------
-------------------------------------------------------------------------------
TAX SUPPORTED:                                                           21.31%
-------------------------------------------------------------------------------
State General Obligation:  2.77%

     1,600,000   New York State Series A,                             1,629,376
                 5.50%, 03/15/1998
                                                                  -------------
Total State General Obligation
(Cost $1,612,413)                                                     1,629,376
                                                                  -------------

30  Sanford C. Bernstein Fund, Inc.--1996 Annual Report

Principal Amount          Description                             Market Value*
-------------------------------------------------------------------------------

Local General Obligations:  5.59%

       865,000   Brookhaven, New York,                            $     866,868
                 5.70%, 11/15/1996

       455,000   Onondaga County, New York,                             458,927
                 5.40%, 04/01/1997

       500,000   New York City,                                         514,555
                 7.20%, 10/01/1997

     1,430,000   Oyster Bay, New York,                                1,444,886
                 4.80%, 12/01/1997
                                                                 --------------
Total Local General Obligations
(Cost $3,273,970)                                                     3,285,236
                                                                 --------------
Tax Lease:  6.01%

     1,400,000   New York State Certificates of                       1,399,300
                 Participation, 4.375%, 03/01/1997

       300,000   New York State Energy Research &                       300,678
                 Development Authority, Western
                 New York Nuclear Service Center
                 Project, 5.20%, 04/01/1997


       570,000   New York State Dormitory                               571,778
                 Authority, State University
                 Series A, 4.75%, 07/01/1997

       705,000   Puerto Rico Housing, Bank and                          706,269
                 Finance Agency, 4.375%, 12/01/1997

       550,000   New York State Energy Research &                       552,195
                 Development Authority, Western
                 New York Nuclear Service Center
                 Project, 5.00%, 04/01/1998
                                                                  -------------
Total Tax Lease (Cost $3,520,135)                                     3,530,220
                                                                  -------------
Special Tax:  6.94%

     1,365,000   New York State Local Government                      1,376,644
                 Assistance Corp. Series A,
                 5.50%, 04/01/1997

     1,000,000   MAC New York Series 59,                              1,024,670
                 7.25%, 07/01/1997

     1,000,000   New York State Thruway Authority                     1,012,770
                 Highway & Bridge Trust Fund
                 Series B, 5.00%, 04/01/1998

       650,000   New York State Thruway Authority,                      661,102
                 General Revenue Series C,
                 5.10%, 01/01/1999
                                                                  -------------
Total Special Tax (Cost $4,054,581)                                   4,075,186
                                                                  -------------
Total Tax Supported
(Cost $12,461,099)                                                   12,520,018
                                                                  -------------
-------------------------------------------------------------------------------
REVENUE:                                                                  9.69%
-------------------------------------------------------------------------------
Health Care Revenue:  1.02%

       600,000   New York State Dormitory Authority,                    600,870
                 Nyack Hospital Revenue,
                 4.65%, 07/01/1997
                                                                  -------------
Total Health Care Revenue (Cost $600,000)                               600,870
                                                                  -------------
Toll Revenue:  1.29%

       750,000   Triborough Bridge & Tunnel                       $     755,993
                 Authority, New York, Toll Revenue
                 Series L, 7.15%, 01/01/1997
                                                                  -------------

Total Toll Revenue (Cost $753,575)                                      755,993
                                                                  -------------
Water/Sewer Revenue:  6.51%

     2,250,000   New York State Environmental                         2,276,752
                 Facilities Corp., Pollution
                 Control Revenue, State Revolving
                 Fund Series E, 5.75%, 06/15/1997

     1,050,000   New York State Environmental                         1,044,288
                 Facilities Corp., Pooled Loan,
                 Pollution Control Revenue, State
                 Revolving Fund Series B,
                 3.55%, 02/15/1998

       500,000   New York State Environmental                          504,105
                 Facilities Corp., Pollution
                 Control Revenue, State Revolving
                 Fund, 4.80%, 06/15/1998
                                                                 -------------
Total Water/Sewer Revenue (Cost $3,815,323)                          3,825,145
                                                                 -------------
Industrial Development/Pollution
Control Revenue:  0.87%

       500,000   Hempstead Town Industrial                             511,790
                 Development Agency, New York,
                 7.375%, 12/01/2005
                                                                 -------------
Total Industrial Development/Pollution
Control Revenue (Cost $511,977)                                        511,790
                                                                 -------------
Total Revenue (Cost $5,680,875)                                      5,693,798
                                                                 -------------
------------------------------------------------------------------------------
INVESTMENT SUMMARY
------------------------------------------------------------------------------
Total Investments (Cost $57,546,033)              98.25%    $57,724,829
(Note B, below)
Cash and Other Assets, Less Liabilities            1.75       1,025,405
                                                 -------    -----------
Net Assets (Equivalent to $12.52
per share based on 4,693,828
shares of capital stock outstanding)             100.00%    $58,750,234
                                                 =======    ===========
------------------------------------------------------------------------------
(A) Explanations of abbreviations:
    Insured-bond abbreviations:
    AMBAC-AMBAC Indemnity Corporation
    FGIC-Financial Guaranty Insurance Company
    FSA-Financial Security Assurance, Inc.
    MBIA-Municipal Bond Investors Assurance Corporation
    Other abbreviations:
    AMT-Subject to Alternative Minimum Tax

    FHA-Federal Housing Administration

(B) At September 30, 1996, the cost basis of investment securities owned was substantially identical for both book and tax.

See Notes to Financial Statements.

                        Schedule of Investments--Municipal Bond Portfolios  31

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